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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)
Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 58.0%
U.S. Large Cap 58.0%
Columbia Contrarian Core Fund, Class I Shares (a)	855,341	$19,022,792
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,348,379	21,863,409
Columbia Large Growth Quantitative Fund, Class I Shares (a)	382,726	3,628,238
Columbia Large Value Quantitative Fund, Class I Shares (a)	185,431	1,813,516
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	170,168	3,149,805
Columbia Select Large-Cap Value Fund, Class I Shares (a)	135,282	3,175,069
Total		52,652,829
Total Equity Funds (Cost: $42,770,702)		$52,652,829

Fixed-Income Funds 33.4%
Emerging Markets 1.9%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	158,054	1,782,847
High Yield 4.0%
Columbia Income Opportunities Fund, Class I Shares (a)	361,317	3,605,948
Investment Grade 27.5%
Columbia Corporate Income Fund, Class I Shares (a)	805,738	8,178,235

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Columbia Limited Duration Credit Fund, Class I Shares (a)	274,143	$2,724,985
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	1,171,071	6,370,624
Columbia U.S. Treasury Index Fund, Class I Shares (a)	694,016	7,682,761
Total		24,956,605
Total Fixed-Income Funds (Cost: $29,877,227)		$30,345,400

Alternative Investment Funds 2.0%
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	185,932	1,816,562
Total Alternative Investment Funds (Cost: $1,849,450)		$1,816,562

Money Market Funds 6.5%
Columbia Short-Term Cash Fund, 0.093%(a)(c)	5,902,343	5,902,343
Total Money Market Funds (Cost: $5,902,343)		$5,902,343
Total Investments
(Cost: $80,399,722) (d)		$90,717,134(e)
Other Assets & Liabilities, Net		85,965
Net Assets		$90,803,099

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $161,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 EMINI	35	USD	3,439,625	12/2014	—	(42,553)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares*	1,933,498	79	(1,793,044)	(140,533)	—	—	—	—
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	2,830,451	64,057	(1,029,589)	(15,469)	1,849,450	—	—	1,816,562
Columbia Contrarian Core Fund, Class I Shares	7,150,763	10,000,136	(2,105,198)	84,932	15,130,633	—	—	19,022,792
Columbia Convertible Securities Fund, Class I Shares*	2,358,696	57,441	(3,165,603)	749,466	—	23,423	33,300	—

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Corporate Income Fund, Class I Shares	8,427,978	267,763	(829,074)	(6,500)	7,860,167	—	200,530	8,178,235
Columbia Emerging Markets Bond Fund, Class I Shares	1,934,432	65,897	(212,983)	(3,377)	1,783,969	—	59,278	1,782,847
Columbia Emerging Markets Fund, Class I Shares*	4,688,604	2,085	(4,689,977)	(712)	—	—	—	—
Columbia Greater China Fund, Class I Shares*	1,144,383	6	(950,627)	(193,762)	—	—	—	—
Columbia Income Opportunities Fund, Class I Shares	4,144,597	1,054,744	(1,728,633)	39,957	3,510,665	—	149,064	3,605,948
Columbia International Bond Fund, Class I Shares*	1,921,886	28	(1,875,207)	(46,707)	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares*	3,363,573	—	(4,898,817)	1,535,244	—	—	—	—
Columbia Large Core Quantitative Fund, Class I Shares	6,891,634	13,454,576	(2,979,410)	77,695	17,444,495	—	—	21,863,409
Columbia Large Growth Quantitative Fund, Class I Shares	3,774,357	5,854	(645,233)	31,485	3,166,463	—	—	3,628,238
Columbia Large Value Quantitative Fund, Class I Shares	1,530,530	152	(314,802)	53,033	1,268,913	—	—	1,813,516
Columbia Limited Duration Credit Fund, Class I Shares	2,869,367	77,112	(206,248)	(994)	2,739,237	—	40,051	2,724,985
Columbia Mid Cap Growth Fund, Class I Shares*	3,372,459	123,206	(4,659,423)	1,163,758	—	—	—	—
Columbia Mid Cap Value Fund, Class I Shares*	3,174,079	234,962	(4,823,979)	1,414,938	—	217,609	8,021	—
Columbia Overseas Value Fund, Class I Shares*	1,681,657	34,914	(2,082,285)	365,714	—	—	8,464	—
Columbia Select Large Cap Growth Fund, Class I Shares	3,311,763	447,362	(603,248)	13,273	3,169,150	274,744	—	3,149,805
Columbia Select Large-Cap Value Fund, Class I Shares	3,050,669	2,281	(501,951)	40,049	2,591,048	—	—	3,175,069
Columbia Short-Term Cash Fund	1,857,479	6,116,963	(2,072,099)	—	5,902,343	—	1,822	5,902,343
Columbia Small Cap Growth Fund I, Class I Shares*	2,596,081	—	(2,974,001)	377,920	—	—	—	—
Columbia Small Cap Value Fund I, Class I Shares*	826,413	—	(973,817)	147,404	—	—	—	—
Columbia Small Cap Value Fund II, Class I Shares*	1,507,259	—	(1,949,902)	442,643	—	—	—	—
Columbia U.S. Government Mortgage Fund, Class I Shares	6,730,551	228,804	(566,946)	(35,291)	6,357,118	—	152,668	6,370,624
Columbia U.S. Treasury Index Fund, Class I Shares	1,403,892	6,950,171	(717,581)	(10,411)	7,626,071	—	76,592	7,682,761
Total	84,477,051	39,188,593	(49,349,677)	6,083,755	80,399,722	515,776	729,790	90,717,134

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $80,400,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,385,000
Unrealized Depreciation	(68,000)
Net Unrealized Appreciation	$10,317,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	52,652,829	—	—	52,652,829
Fixed-Income Funds	30,345,400	—	—	30,345,400
Alternative Investment Funds	1,816,562	—	—	1,816,562
Money Market Funds	5,902,343	—	—	5,902,343
Total Mutual Funds	90,717,134	—	—	90,717,134
Derivatives
Liabilities
Futures Contracts	(42,553)	—	—	(42,553)
Total	90,674,581	—	—	90,674,581

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Contrarian Core Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 12.3%
Auto Components 1.2%
Delphi Automotive PLC	449,763	$27,588,462
Hotels, Restaurants & Leisure 1.6%
Aramark	503,893	13,252,386
Hilton Worldwide Holdings, Inc. (a)	600,728	14,795,930
Wynn Resorts Ltd.	43,983	8,228,340
Total		36,276,656
Internet & Catalog Retail 0.7%
Amazon.com, Inc. (a)	50,020	16,128,449
Media 5.7%
Comcast Corp., Class A	1,010,539	54,346,787
DIRECTV (a)	330,230	28,571,500
Discovery Communications, Inc., Class A (a)	144,493	5,461,835
Discovery Communications, Inc., Class C (a)	146,123	5,447,465
Viacom, Inc., Class B	481,208	37,024,144
Total		130,851,731
Specialty Retail 2.5%
Cabela’s, Inc. (a)	257,225	15,150,553
Lowe’s Companies, Inc.	342,085	18,103,138
Michaels Companies, Inc. (The) (a)	473,355	8,274,245
Urban Outfitters, Inc. (a)	436,140	16,006,338
Total		57,534,274
Textiles, Apparel & Luxury Goods 0.6%
Ralph Lauren Corp.	91,405	15,057,146
TOTAL CONSUMER DISCRETIONARY		283,436,718
CONSUMER STAPLES 9.0%
Beverages 2.5%
Diageo PLC, ADR	132,417	15,280,922
PepsiCo, Inc.	460,868	42,902,202
Total		58,183,124
Food & Staples Retailing 3.5%
CVS Health Corp.	703,597	55,999,285
Walgreen Co.	409,600	24,276,992
Total		80,276,277
Household Products 2.0%
Procter & Gamble Co. (The)	551,987	46,223,391

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 1.0%
Philip Morris International, Inc.	276,006	$23,018,901
TOTAL CONSUMER STAPLES		207,701,693
ENERGY 8.1%
Energy Equipment & Services 2.9%
Cameron International Corp. (a)	359,505	23,863,942
Halliburton Co.	673,874	43,471,612
Total		67,335,554
Oil, Gas & Consumable Fuels 5.2%
Canadian Natural Resources Ltd.	577,430	22,427,381
Chevron Corp.	533,137	63,613,907
ConocoPhillips	161,445	12,353,771
Noble Energy, Inc.	312,394	21,355,254
Total		119,750,313
TOTAL ENERGY		187,085,867
FINANCIALS 18.9%
Banks 11.0%
Bank of America Corp.	3,213,825	54,795,716
Citigroup, Inc.	1,465,522	75,943,350
JPMorgan Chase & Co.	1,348,293	81,221,171
Wells Fargo & Co.	803,263	41,665,252
Total		253,625,489
Capital Markets 4.4%
BlackRock, Inc.	147,524	48,435,080
Goldman Sachs Group, Inc. (The)	291,615	53,531,765
Total		101,966,845
Diversified Financial Services 2.3%
Berkshire Hathaway, Inc., Class B (a)	393,271	54,326,456
Insurance 1.2%
Aon PLC	322,096	28,238,156
TOTAL FINANCIALS		438,156,946
HEALTH CARE 14.4%
Biotechnology 2.9%
Celgene Corp. (a)	503,854	47,755,282
Vertex Pharmaceuticals, Inc. (a)	185,020	20,779,596
Total		68,534,878

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 5.6%
Abbott Laboratories	981,066	$40,802,535
Covidien PLC	477,037	41,268,471
Medtronic, Inc.	766,865	47,507,286
Total		129,578,292
Health Care Providers & Services 1.9%
Cardinal Health, Inc.	317,131	23,759,454
CIGNA Corp.	213,920	19,400,405
Total		43,159,859
Health Care Technology 0.5%
IMS Health Holdings, Inc. (a)	423,056	11,079,837
Pharmaceuticals 3.5%
Johnson & Johnson	418,668	44,625,822
Perrigo Co. PLC	94,475	14,189,200
Salix Pharmaceuticals Ltd. (a)	46,985	7,340,937
Zoetis, Inc.	410,860	15,181,277
Total		81,337,236
TOTAL HEALTH CARE		333,690,102
INDUSTRIALS 12.2%
Aerospace & Defense 3.9%
Honeywell International, Inc.	552,550	51,453,456
United Technologies Corp.	367,859	38,845,910
Total		90,299,366
Air Freight & Logistics 0.7%
FedEx Corp.	108,438	17,507,315
Commercial Services & Supplies 1.1%
Tyco International Ltd.	571,603	25,476,346
Construction & Engineering 0.8%
Jacobs Engineering Group, Inc. (a)	379,027	18,504,098
Electrical Equipment 1.8%
Eaton Corp. PLC	655,168	41,517,996
Industrial Conglomerates 1.8%
General Electric Co.	1,618,617	41,468,968
Professional Services 1.2%
Dun & Bradstreet Corp. (The)	144,960	17,028,451

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
Nielsen NV	254,318	$11,273,917
Total		28,302,368
Road & Rail 0.9%
Kansas City Southern	167,260	20,271,912
TOTAL INDUSTRIALS		283,348,369
INFORMATION TECHNOLOGY 18.3%
Communications Equipment 0.1%
QUALCOMM, Inc.	44,263	3,309,545
Internet Software & Services 3.5%
Google, Inc., Class A (a)	48,306	28,423,733
Google, Inc., Class C (a)	77,581	44,792,166
Twitter, Inc. (a)	131,260	6,770,391
Total		79,986,290
IT Services 1.8%
MasterCard, Inc., Class A	554,500	40,988,640
Semiconductors & Semiconductor Equipment 2.3%
Broadcom Corp., Class A	590,080	23,851,034
Skyworks Solutions, Inc.	309,460	17,964,153
Xilinx, Inc.	270,200	11,442,970
Total		53,258,157
Software 4.3%
Electronic Arts, Inc. (a)	856,808	30,510,933
Intuit, Inc.	276,355	24,222,516
Microsoft Corp.	974,282	45,167,713
Total		99,901,162
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	1,083,454	109,157,991
EMC Corp.	849,348	24,851,922
Hewlett-Packard Co.	309,545	10,979,561
Total		144,989,474
TOTAL INFORMATION TECHNOLOGY		422,433,268
MATERIALS 0.9%
Chemicals 0.9%
Chemtura Corp. (a)	300,195	7,003,549
Dow Chemical Co. (The)	281,206	14,746,443
Total		21,749,992
TOTAL MATERIALS		21,749,992

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
Verizon Communications, Inc.	1,254,021	$62,688,510
TOTAL TELECOMMUNICATION SERVICES		62,688,510
Total Common Stocks (Cost: $1,931,043,204)		$2,240,291,465

	Shares	Value

Money Market Funds 3.3%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	76,276,176	$76,276,176
Total Money Market Funds (Cost: $76,276,176)		$76,276,176
Total Investments
(Cost: $2,007,319,380)		$2,316,567,641(d)
Other Assets & Liabilities, Net		(2,480,334)
Net Assets		$2,314,087,307

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,260,925	636,879,338	(602,864,087)	76,276,176	34,360	76,276,176

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	283,436,718	—	—	283,436,718
Consumer Staples	207,701,693	—	—	207,701,693
Energy	187,085,867	—	—	187,085,867
Financials	438,156,946	—	—	438,156,946
Health Care	333,690,102	—	—	333,690,102
Industrials	283,348,369	—	—	283,348,369
Information Technology	422,433,268	—	—	422,433,268
Materials	21,749,992	—	—	21,749,992
Telecommunication Services	62,688,510	—	—	62,688,510
Total Equity Securities	2,240,291,465	—	—	2,240,291,465
Mutual Funds
Money Market Funds	76,276,176	—	—	76,276,176
Total Mutual Funds	76,276,176	—	—	76,276,176
Total	2,316,567,641	—	—	2,316,567,641

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Core Bond Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 27.0%
Aerospace & Defense 0.3%
L-3 Communications Corp.
05/28/24	3.950%	$4,805,000	$4,767,564
Automotive 1.0%
Ford Motor Credit Co. LLC
Senior Unsecured
06/15/16	3.984%	8,033,000	8,413,531
01/17/17	1.500%	6,634,000	6,622,988
01/15/20	8.125%	1,105,000	1,381,071
Total			16,417,590
Banking 6.5%
Bank of America Corp.
Senior Unsecured
01/11/23	3.300%	3,400,000	3,316,091
Subordinated Notes
05/02/17	5.700%	2,425,000	2,658,923
Bank of New York Mellon Corp. (The) (a)
12/29/49	4.500%	5,255,000	4,887,150
Capital One Financial Corp. Senior Unsecured
04/24/24	3.750%	4,825,000	4,868,063
Citigroup, Inc. Senior Unsecured (a)
08/14/17	0.723%	12,705,000	12,715,863
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	1,110,000	1,215,320
11/21/22	3.850%	2,635,000	2,648,125
Fifth Third Bancorp (a)
12/31/49	5.100%	13,350,000	12,549,000
HBOS PLC Subordinated Notes (b)
05/21/18	6.750%	2,950,000	3,336,904
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	750,000	834,182
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	4,255,000	4,650,166
ING Bank NV Senior Unsecured (b)
03/15/16	4.000%	4,770,000	4,978,392
JPMorgan Chase & Co. (a)
12/31/49	6.100%	11,110,000	10,971,125
JPMorgan Chase Capital XXI (a)
02/02/37	1.189%	907,000	772,084
M&T Bank Corp.
12/31/49	6.875%	3,731,000	3,799,348
Mellon Capital IV (a)
06/29/49	4.000%	180,000	151,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
PNC Financial Services Group, Inc. (The) (a)
12/31/49	4.850%	$2,595,000	$2,458,763
Royal Bank of Scotland Group PLC
Senior Unsecured
09/18/15	2.550%	3,170,000	3,217,008
Subordinated Notes
05/28/24	5.125%	2,250,000	2,210,762
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	11,323,000	10,985,994
Wells Fargo & Co. (a)
12/31/49	5.900%	9,620,000	9,800,375
Total			103,024,838
Cable and Satellite 0.3%
Time Warner Cable, Inc.
05/01/37	6.550%	1,520,000	1,917,486
09/01/41	5.500%	1,795,000	2,020,596
Total			3,938,082
Chemicals 0.3%
LYB International Finance BV
03/15/44	4.875%	2,295,000	2,342,325
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	2,728,000	3,011,428
Total			5,353,753
Diversified Manufacturing 0.6%
General Electric Co.
Senior Unsecured
10/09/42	4.125%	5,422,000	5,387,044
03/11/44	4.500%	1,220,000	1,264,829
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	2,192,000	2,190,788
Total			8,842,661
Electric 3.7%
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	1,865,000	2,251,920
01/15/42	4.100%	695,000	692,230
Commonwealth Edison Co.
1st Mortgage
09/15/17	6.150%	2,035,000	2,301,762
08/01/20	4.000%	4,555,000	4,901,189
DTE Electric Co. Senior Secured
10/01/20	3.450%	4,010,000	4,177,069
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	430,000	450,441

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	$7,412,000	$7,755,576
Duke Energy Progress, Inc. 1st Mortgage
03/30/44	4.375%	1,155,000	1,196,133
FirstEnergy Transmission LLC Senior Unsecured (b)
01/15/25	4.350%	2,775,000	2,823,551
Georgia Power Co.
Senior Unsecured
06/01/17	5.700%	1,452,000	1,615,762
09/01/40	4.750%	580,000	619,627
MidAmerican Energy Co.
1st Mortgage
10/15/24	3.500%	4,085,000	4,151,536
10/15/44	4.400%	1,910,000	1,966,823
Nevada Power Co.
09/15/40	5.375%	2,089,000	2,468,811
Niagara Mohawk Power Corp. (b)
Senior Unsecured
08/15/19	4.881%	2,000	2,217
10/01/24	3.508%	2,795,000	2,811,449
Oncor Electric Delivery Co. LLC
Senior Secured
06/01/22	4.100%	835,000	895,780
12/01/41	4.550%	4,805,000	5,161,805
PPL Capital Funding, Inc.
06/01/18	1.900%	1,545,000	1,538,367
06/01/23	3.400%	6,050,000	5,961,428
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	3,012,000	2,981,976
01/15/40	5.400%	639,000	729,040
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	1,285,000	1,355,070
Total			58,809,562
Finance Companies 0.8%
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	2,347,000	2,337,537
01/14/38	5.875%	3,980,000	4,800,541
General Electric Capital Corp. (a)
12/31/49	5.250%	5,400,000	5,406,750
Total			12,544,828
Food and Beverage 0.3%
Anheuser-Busch InBev Finance, Inc.
02/01/24	3.700%	2,530,000	2,544,254
Anheuser-Busch InBev Worldwide, Inc.
07/15/22	2.500%	2,066,000	1,952,250
Total			4,496,504

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care 0.2%
McKesson Corp. Senior Unsecured
03/15/24	3.796%	$3,009,000	$3,034,258
Independent Energy 0.8%
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	2,485,000	3,035,139
Continental Resources, Inc.
09/15/22	5.000%	985,000	1,039,175
Hess Corp.
Senior Unsecured
10/01/29	7.875%	1,075,000	1,459,327
08/15/31	7.300%	4,955,000	6,614,543
Total			12,148,184
Integrated Energy 1.2%
BP Capital Markets PLC
05/06/22	3.245%	4,457,000	4,423,470
02/10/24	3.814%	1,430,000	1,447,509
Chevron Corp.
Senior Unsecured
12/05/22	2.355%	2,660,000	2,533,105
06/24/23	3.191%	955,000	961,585
Shell International Finance BV
08/21/22	2.375%	5,930,000	5,712,819
Total Capital International SA
06/19/21	2.750%	1,445,000	1,437,778
02/17/22	2.875%	2,275,000	2,264,055
Total			18,780,321
Life Insurance 1.3%
American International Group, Inc. Senior Unsecured
07/16/44	4.500%	1,795,000	1,773,352
MetLife Capital Trust X (b)
04/08/38	9.250%	4,036,000	5,821,930
Prudential Financial, Inc. (a)
06/15/38	8.875%	8,611,000	10,387,019
Teachers Insurance & Annuity Association of America Subordinated Notes (b)
09/15/44	4.900%	2,495,000	2,552,109
Total			20,534,410
Media and Entertainment 0.9%
21st Century Fox America, Inc.
12/15/35	6.400%	2,555,000	3,167,691
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	1,621,000	1,578,436
09/16/24	3.750%	2,585,000	2,579,049

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Thomson Reuters Corp. Senior Unsecured
09/29/24	3.850%	$3,580,000	$3,552,753
Time Warner, Inc.
11/15/36	6.500%	2,345,000	2,821,509
Total			13,699,438
Metals 0.3%
Nucor Corp.
Senior Unsecured
08/01/23	4.000%	815,000	834,766
08/01/43	5.200%	1,000,000	1,049,694
Vale Overseas Ltd.
11/21/36	6.875%	2,815,000	3,173,913
Total			5,058,373
Midstream 2.4%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	8,233,000	8,857,984
Enterprise Products Operating LLC
08/13/15	1.250%	5,245,000	5,269,788
03/15/23	3.350%	2,380,000	2,342,441
Kinder Morgan Energy Partners LP Senior Unsecured
03/01/21	3.500%	2,870,000	2,879,741
NiSource Finance Corp.
09/15/17	5.250%	1,900,000	2,096,500
02/15/23	3.850%	4,275,000	4,383,641
12/15/40	6.250%	770,000	933,550
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	3,420,000	4,345,561
TransCanada PipeLines Ltd. (a)
05/15/67	6.350%	4,236,000	4,373,670
Williams Partners LP Senior Unsecured
04/15/40	6.300%	2,475,000	2,904,546
Total			38,387,422
Natural Gas 0.4%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	2,990,000	3,262,446
12/01/23	4.050%	976,000	1,024,539
06/15/24	3.550%	1,735,000	1,748,025
Total			6,035,010
Oil Field Services 0.2%
Noble Holding International Ltd.
03/15/42	5.250%	3,310,000	3,017,399

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry 0.3%
President and Fellows of Harvard College
Senior Unsecured
10/15/40	4.875%	$505,000	$580,548
President and Fellows of Harvard College (b)
01/15/39	6.500%	2,435,000	3,349,520
Total			3,930,068
Other REIT 0.2%
Duke Realty LP
08/15/19	8.250%	2,000	2,479
04/15/23	3.625%	2,685,000	2,634,146
Total			2,636,625
Pharmaceuticals 0.9%
Johnson & Johnson
Senior Unsecured
12/05/33	4.375%	1,210,000	1,320,367
05/15/41	4.850%	3,412,000	3,924,547
Novartis Capital Corp.
05/06/24	3.400%	1,435,000	1,455,217
Roche Holdings, Inc. (b)
09/30/19	2.250%	1,370,000	1,364,356
09/29/21	2.875%	5,343,000	5,335,338
Total			13,399,825
Property & Casualty 0.2%
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	2,545,000	3,531,299
Railroads 0.6%
BNSF Funding Trust I (a)
12/15/55	6.613%	2,566,000	2,877,884
Burlington Northern Santa Fe LLC
Senior Unsecured
09/01/24	3.400%	1,985,000	1,957,321
08/15/30	7.950%	1,655,000	2,308,093
09/01/44	4.550%	1,393,000	1,391,965
Union Pacific Corp. Senior Unsecured
01/15/45	4.150%	1,680,000	1,647,529
Total			10,182,792
Restaurants 0.5%
McDonald’s Corp.
Senior Unsecured
02/01/39	5.700%	2,150,000	2,608,885
07/15/40	4.875%	2,540,000	2,776,901
05/01/43	3.625%	1,126,000	1,004,041
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	1,670,000	1,679,609
11/01/43	5.350%	85,000	92,447
Total			8,161,883

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 0.7%
CVS Pass-Through Trust Pass-Through Certificates (b)
08/10/36	4.163%	$5,849,395	$5,951,413
Target Corp.
Senior Unsecured
06/26/19	2.300%	2,070,000	2,073,033
07/01/24	3.500%	2,215,000	2,217,126
Total			10,241,572
Supranational 0.3%
European Investment Bank Senior Unsecured
05/30/17	5.125%	3,985,000	4,408,924
Technology 0.4%
Oracle Corp. Senior Unsecured
10/15/22	2.500%	7,288,000	6,965,163
Wireless 0.1%
Rogers Communications, Inc.
03/15/44	5.000%	1,976,000	2,014,611
Wirelines 1.3%
AT&T, Inc. Senior Unsecured
12/15/42	4.300%	5,995,000	5,478,615
Telefonica Emisiones SAU
04/27/18	3.192%	667,000	687,922
Verizon Communications, Inc.
Senior Unsecured
03/15/21	3.450%	4,141,000	4,202,800
11/01/22	2.450%	3,510,000	3,257,792
03/15/24	4.150%	1,150,000	1,187,430
Verizon New England, Inc.
11/15/29	7.875%	895,000	1,138,236
Verizon New York, Inc.
04/01/32	7.375%	3,170,000	3,902,004
Verizon Virginia LLC
10/01/29	8.375%	785,000	1,011,780
Total			20,866,579
Total Corporate Bonds & Notes (Cost: $419,906,982)			$425,229,538

Residential Mortgage-Backed Securities - Agency 28.8%
Federal Home Loan Mortgage Corp. (c)
06/01/43	3.500%	8,916,437	9,132,173
07/01/39	5.000%	967,964	1,069,495

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/01/33	5.500%	$132,368	$148,589
09/01/28-04/01/33	6.000%	233,903	269,230
04/01/30-04/01/32	7.000%	117,199	136,803
08/01/24	8.000%	10,351	11,765
01/01/25	9.000%	3,135	3,533
Federal Home Loan Mortgage Corp. (c)(d)
07/01/37	6.000%	3,257,233	3,761,929
Federal National Mortgage Association (c)
09/01/28-12/01/43	3.000%	37,416,695	37,090,726
03/01/41-09/01/44	3.500%	54,042,505	55,408,436
09/01/41-05/01/44	4.000%	73,462,582	77,585,859
11/01/41-01/01/42	4.500%	14,900,610	16,113,944
05/01/41-10/01/41	5.000%	10,159,377	11,235,294
02/01/29-09/01/36	5.500%	6,192,060	6,968,043
10/01/28-08/01/35	6.000%	2,804,990	3,206,648
05/01/29-07/01/38	7.000%	3,887,791	4,421,215
02/01/27-09/01/31	7.500%	62,153	71,307
11/01/21-04/01/22	8.000%	5,685	6,491
04/01/23	8.500%	6,212	6,658
06/01/24	9.000%	10,417	11,532
CMO Series 2013-121 Class KD
08/25/41	3.500%	19,076,625	19,910,846
Federal National Mortgage Association (c)(e)
10/14/44	3.000%	23,160,000	22,830,693
10/20/29	3.500%	9,750,000	10,248,926
10/01/44-10/14/44	4.000%	26,750,000	28,205,970
09/01/44-10/14/44	4.500%	30,125,000	32,528,502
10/14/44	5.000%	44,300,000	48,878,126
Federal National Mortgage Association (c)(f)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	22,881	287
Government National Mortgage Association (c)
03/15/39-06/15/41	4.500%	17,625,187	19,202,662
Government National Mortgage Association (c)(e)
10/23/44	3.000%	24,540,000	24,706,796
10/23/44	3.500%	20,000,000	20,665,624
Total Residential Mortgage-Backed Securities - Agency (Cost: $452,503,472)			$453,838,102

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 2.6%
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1 (a)(b)(c)
10/26/35	2.664%	$7,795,757	$7,952,459
Citigroup Mortgage Loan Trust, Inc. (a)(b)(c)
CMO Series 2012-7 Class 12A1
03/25/36	2.615%	494,658	499,255
Citigroup Mortgage Loan Trust, Inc. (b)(c)
CMO Series 2012-A Class A
06/25/51	2.500%	992,514	961,947
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	350,050	354,104
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	311,286	314,864
CMO Series 2012-4R Class 8A1
06/27/47	3.247%	698,981	700,207
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4 (a)(b)(c)
10/26/36	3.250%	213,507	211,312
New Residential Mortgage Loan Trust CMO Series 2014-1A Class A (a)(b)(c)
01/25/54	3.750%	6,587,501	6,763,328
Nomura Asset Acceptance Corp. Alternative Loan Trust (a)(c)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	71,039	72,091
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	449,914	456,463
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1 (a)(b)(c)
08/26/35	5.212%	13,712,724	14,085,600
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(c)
08/26/52	2.734%	167,410	167,909
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (a)(c)
12/25/34	4.740%	37,769	38,592
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (a)(c)
08/25/33	2.393%	7,922,822	8,185,329
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $40,800,270)			$40,763,460

Commercial Mortgage-Backed Securities - Non-Agency 7.8%
American Homes 4 Rent Series 2014-SFR2 Class A (b)(c)
10/17/36	3.786%	5,935,000	5,943,184
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (a)(c)
09/10/47	5.349%	5,144,616	5,296,702

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (a)(c)
05/15/46	5.969%	$6,409,846	$7,015,545
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (a)(c)
07/15/44	5.400%	830,147	852,644
Commercial Mortgage Trust Series 2007-C9 Class AM (a)(c)
12/10/49	5.650%	10,745,000	11,714,059
Credit Suisse Commercial Mortgage Trust (a)(c)
Series 2006-C3 Class A3
06/15/38	5.999%	5,417,046	5,737,357
Series 2007-C3 Class A4
06/15/39	5.892%	5,886,790	6,349,462
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(b)(c)
09/18/39	5.467%	979,385	1,026,827
DBRR Trust Series 2012-EZ1 Class A (b)(c)
09/25/45	2.062%	585,567	585,143
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (a)(c)
06/10/48	4.772%	990,089	997,404
General Electric Capital Assurance Co. Series 2003-1 Class A4 (a)(b)(c)
05/12/35	5.254%	357,395	365,828
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (c)
03/10/39	5.444%	6,822,000	7,348,461
JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-CB14 Class AM (a)(c)
12/12/44	5.616%	5,340,000	5,606,188
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	374,166	379,038
Series 2006-LDP6 Class ASB
04/15/43	5.490%	549,283	555,014
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2005-LDP2 Class A3
07/15/42	4.697%	427,197	427,774
LB Commercial Mortgage Trust Series 2007-C3 Class AM (a)(c)
07/15/44	6.101%	10,920,000	12,038,994
LB-UBS Commercial Mortgage Trust (c)
Series 2006-C1 Class A4
02/15/31	5.156%	1,571,000	1,627,914
Series 2007-C2 Class A3
02/15/40	5.430%	7,098,616	7,687,268
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(c)
Series 2007-6 Class A4
03/12/51	5.485%	6,894,000	7,473,737
Series 2007-8 Class A3
08/12/49	6.079%	7,750,000	8,489,001
Morgan Stanley Capital I Trust (a)(c)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2007-IQ15 Class A4
06/11/49	6.105%	$6,849,991	$7,523,818
Morgan Stanley Capital I Trust (c)
Series 2007-IQ16 Class A4
12/12/49	5.809%	5,503,298	6,013,580
Morgan Stanley Re-Remic Trust (a)(b)(c)
Series 2009-GG10 Class A4B
08/12/45	5.991%	2,894,000	3,140,033
Series 2010-GG10 Class A4A
08/15/45	5.991%	4,640,155	5,046,419
Series 2010-GG10 Class A4B
08/15/45	5.991%	1,580,000	1,714,324
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (a)(c)
08/15/39	5.573%	195,237	196,494
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class AM (a)(c)
07/15/45	5.795%	1,895,000	2,027,400
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $126,191,261)			$123,179,612

Asset-Backed Securities - Agency 4.5%
Small Business Administration Participation Certificates
Series 2012-20G Class 1
07/01/32	2.380%	672,843	654,240
Series 2012-20I Class 1
09/01/32	2.200%	1,343,495	1,298,466
Series 2012-20J Class 1
10/01/32	2.180%	3,188,903	3,078,267
Series 2012-20L Class 1
12/01/32	1.930%	700,132	660,726
Series 2013-20A Class 1
01/01/33	2.130%	812,695	780,320
Series 2013-20B Class 1
02/01/33	2.210%	5,142,835	4,941,390
Series 2013-20C Class 1
03/01/33	2.220%	2,985,200	2,873,937
Series 2013-20D Class 1
04/01/33	2.080%	11,157,821	10,698,145
Series 2013-20E Class 1
05/01/33	2.070%	837,445	801,680
Series 2013-20F Class 1
06/01/33	2.450%	6,485,591	6,343,898
Series 2013-20G Class 1
07/01/33	3.150%	1,809,099	1,844,833
Series 2013-20H Class 1
08/01/33	3.160%	6,571,160	6,694,209
Series 2013-20K Class 1
11/01/33	3.380%	2,219,718	2,271,525
Series 2013-20L Class 1
12/01/33	3.380%	4,290,296	4,422,959
Series 2014-1 Class 20H
08/01/34	2.880%	3,920,000	3,952,883
Series 2014-20A Class 1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
01/01/34	3.460%	$1,937,778	$2,003,954
Series 2014-20B Class 1
02/01/34	3.230%	2,020,442	2,054,226
Series 2014-20C Class 1
03/01/34	3.210%	2,647,206	2,675,912
Series 2014-20D Class 1
04/01/34	3.110%	5,025,000	5,048,164
Series 2014-20E Class 1
05/01/34	3.000%	4,050,000	4,050,331
Series 2014-20F Class 1
06/01/34	2.990%	2,810,000	2,818,714
Series 2014-20G Class 1
07/01/34	2.870%	840,000	839,605
Total Asset-Backed Securities - Agency (Cost: $70,322,464)			$70,808,384

Asset-Backed Securities - Non-Agency 9.1%
ARI Fleet Lease Trust (a)(b)
Series 2012-A Class A
03/15/20	0.704%	2,876,034	2,878,336
ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	1,925,000	1,922,477
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	746,000	742,533
Ally Master Owner Trust (a)
Series 2014-2 Class A
01/16/18	0.524%	5,480,000	5,484,982
American Express Credit Account Master Trust
Series 2013-3 Class A
05/15/19	0.980%	3,935,000	3,929,375
Series 2014-3 Class A
04/15/20	1.490%	1,190,000	1,189,991
BA Credit Card Trust Series 2014-A2 Class A (a)
09/16/19	0.424%	6,680,000	6,682,737
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	7,555,000	7,558,964
Cabela’s Master Credit Card Trust Series 2014-1 Class A (a)
03/16/20	0.504%	1,668,000	1,667,177
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	1,820,000	1,819,831
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	11,855,000	11,821,594
Chesapeake Funding LLC Series 2012-2A Class A (a)(b)
05/07/24	0.606%	2,598,390	2,602,426
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8
04/09/20	1.730%	5,135,000	5,134,444

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Citicorp Residential Mortgage Securities Trust Series 2007-2 Class A3 (a)
06/25/37	5.696%	$42,731	$42,732
Countrywide Home Equity Loan Trust (a)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	376,351	364,641
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	566,276	561,911
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A (a)
07/20/19	0.534%	6,295,000	6,294,885
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	465,000	464,952
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	2,080,000	2,079,242
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2 (b)
05/16/44	1.147%	3,463,000	3,465,465
Hertz Fleet Lease Funding LP Series 2013-3 Class A (a)(b)
12/10/27	0.704%	6,215,000	6,227,136
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (a)(b)
05/15/18	0.504%	8,135,000	8,158,695
MMAF Equipment Finance LLC (b)
Series 2012-AA Class A3
08/10/16	0.940%	685,300	686,363
Series 2014-AA Class A2
04/10/17	0.520%	5,420,000	5,414,646
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	6,305,000	6,308,736
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	2,415,000	2,410,465
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	2,648,842	2,650,993
SLM Student Loan Trust Series 2014-2 Class A1 (a)
07/25/19	0.405%	6,023,839	6,021,912
SMART Trust
Series 2013-2US Class A3A
01/14/17	0.830%	1,675,000	1,675,899
SMART Trust (a)
Series 2013-1US Class A3B
09/14/16	0.604%	1,363,498	1,363,872
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	878,000	884,153
Santander Drive Auto Receivables Trust (a)
Series 2014-2 Class A2B
07/17/17	0.474%	6,200,000	6,200,198

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-3 Class A2B
08/15/17	0.434%	$3,080,000	$3,080,099
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	6,505,000	6,503,339
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	10,170,000	10,120,224
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	3,350,000	3,348,340
World Financial Network Credit Card Master Trust
Series 2013-B Class A
03/16/20	0.910%	900,000	899,041
World Financial Network Credit Card Master Trust (a)
Series 2014-A Class A
12/15/19	0.534%	5,345,000	5,348,725
Total Asset-Backed Securities - Non-Agency (Cost: $144,088,144)			$144,011,531

Inflation-Indexed Bonds 1.9%
United States 1.9%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	30,252,006	30,653,783
Total Inflation-Indexed Bonds (Cost: $30,691,402)			$30,653,783

U.S. Treasury Obligations 10.9%
U.S. Treasury
07/31/16	0.500%	2,200,000	2,200,257
09/15/17	1.000%	54,972,000	54,886,134
08/31/19	1.625%	36,272,000	36,022,630
09/30/19	1.750%	5,467,000	5,459,740
08/15/24	2.375%	12,314,100	12,171,724
05/15/44	3.375%	10,822,000	11,173,715
U.S. Treasury (d)
07/31/21	2.250%	15,709,000	15,763,008
U.S. Treasury (g)
STRIPS
11/15/18	0.000%	15,742,000	14,724,516
11/15/19	0.000%	3,004,900	2,724,236
02/15/40	0.000%	21,518,800	9,483,787
11/15/41	0.000%	2,227,000	914,776
05/15/43	0.000%	15,369,000	5,916,758
Total U.S. Treasury Obligations (Cost: $170,977,030)			$171,441,281

U.S. Government & Agency Obligations 8.4%
Residual Funding Corp. (g)
STRIPS
10/15/19	0.000%	25,929,000	23,360,525

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
10/15/20	0.000%	$41,024,000	$35,594,105
01/15/21	0.000%	58,868,000	50,630,601
01/15/30	0.000%	30,930,000	18,543,308
STRIPS Senior Unsecured
07/15/20	0.000%	4,667,000	4,091,176
Total U.S. Government & Agency Obligations (Cost: $130,483,550)			$132,219,715

Foreign Government Obligations(h) 1.7%
BRAZIL 0.2%
Brazilian Government International Bond
Senior Unsecured
01/20/34	8.250%	729,000	978,683
01/07/41	5.625%	2,416,000	2,498,458
Total			3,477,141
COLOMBIA —%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	520,000	605,872
FRANCE 0.1%
Electricite de France SA Subordinated Notes (a)(b)
12/31/49	5.250%	999,000	1,015,234
ITALY 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%	535,000	682,719
MEXICO 0.5%
Mexico Government International Bond Senior Unsecured
03/15/22	3.625%	1,313,000	1,334,665
Petroleos Mexicanos
03/01/18	5.750%	4,705,000	5,210,787
06/15/35	6.625%	1,525,000	1,769,762
Total			8,315,214
NETHERLANDS 0.2%
Petrobras Global Finance BV
03/17/44	7.250%	2,640,000	2,852,890
PHILIPPINES 0.1%
Philippine Government International Bond Senior Unsecured
10/23/34	6.375%	935,000	1,178,100

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (h) (continued)
QATAR 0.4%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	$4,885,000	$5,513,943
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/16	5.832%	975,925	1,030,050
Total			6,543,993
TURKEY 0.1%
Turkey Government International Bond Senior Unsecured
01/14/41	6.000%	1,690,000	1,749,150
URUGUAY —%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%	355,000	299,975
Total Foreign Government Obligations (Cost: $26,685,754)			$26,720,288

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.9%
California 0.3%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	430,000	519,685
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	2,465,000	3,598,111
Total			4,117,796
Illinois 0.2%
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2012
11/01/42	5.000%	2,320,000	2,512,189
Revenue Bonds
Build America Bonds
Series 2010
11/01/40	6.742%	625,000	783,700

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois (continued)
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/16	4.961%	$130,000	$136,690
Total			3,432,579
Kentucky 0.2%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	3,108,101	3,223,474
Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013B
01/01/35	4.532%	3,315,000	3,413,124
Total Municipal Bonds (Cost: $13,591,075)			$14,186,973

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.2%
Banking 1.0%
M&T Bank Corp. (a)
12/31/49	6.375%	270	$268,515
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	328,325	8,966,556
U.S. Bancorp (a)
12/31/49	6.500%	214,950	6,164,766
Total			15,399,837

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Property & Casualty 0.2%
Allstate Corp. (The) (a)
01/15/53	5.100%	125,825	$3,081,454
Total Preferred Debt (Cost: $17,582,408)			$18,481,291

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 3.6%
UNITED STATES 3.6%
U.S. Treasury Bills
12/26/14	0.020%	57,390,000	$57,387,934
Total Treasury Bills (Cost: $57,385,202)			$57,387,934

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.093% (i)(j)	24,373,455	$24,373,455
Total Money Market Funds (Cost: $24,373,455)		$24,373,455
Total Investments
(Cost: $1,725,582,469) (k)		$1,733,295,347(l)
Other Assets & Liabilities, Net		(155,533,454)
Net Assets		$1,577,761,893

Investments in Derivatives Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $1,762,192 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	195	USD	42,674,531	12/2014	—	(1,270)
US ULTRA T-BOND	49	USD	7,472,500	12/2014	—	(68,460)
Total					—	(69,730)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(109)	USD	(12,890,101)	12/2014	36,744	—
US 10YR NOTE	(491)	USD	(61,198,549)	12/2014	304,792	—
US LONG BOND	(454)	USD	(62,609,438)	12/2014	460,788	—
Total					802,324	—

Credit Default Swap Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $1,208,448 were pledged as collateral to cover open credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	McDonald’s Corp.	June 20, 2019	1.000	4,020,000	(143,539)	151,423	(1,005)	6,879	—
Goldman Sachs International	Bank of America Corp.	June 20, 2019	1.000	7,110,000	(86,200)	96,329	(1,778)	8,351	—
Goldman Sachs International	Bank of America Corp.	September 20, 2019	1.000	1,330,000	(14,753)	18,897	(333)	3,811	—
Goldman Sachs International	Barclays Bank, PLC	June 20, 2019	1.000	770,000	(14,077)	7,937	(193)	—	(6,333)
JPMorgan	Barclays Bank, PLC	June 20, 2019	1.000	4,265,000	(77,973)	67,629	(1,066)	—	(11,410)
Morgan Stanley*	CDX North America Investment Grade 22-V1	June 20, 2019	1.000	42,445,000	90,740	—	(10,611)	80,129	—
Total								99,170	(17,743)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $147,494,420 or 9.35% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(g)	Zero coupon bond.
(h)	Principal and interest may not be guaranteed by the government.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	147,591,061	531,951,523	(655,169,129)	24,373,455	31,793	24,373,455

(k)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $1,725,582,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,372,000
Unrealized Depreciation	(7,659,000)
Net Unrealized Appreciation	$7,713,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	425,229,538	—	425,229,538
Residential Mortgage-Backed Securities - Agency	—	453,838,102	—	453,838,102
Residential Mortgage-Backed Securities - Non-Agency	—	40,763,460	—	40,763,460
Commercial Mortgage-Backed Securities - Non-Agency	—	122,594,469	585,143	123,179,612
Asset-Backed Securities - Agency	—	70,808,384	—	70,808,384
Asset-Backed Securities - Non-Agency	—	144,011,531	—	144,011,531
Inflation-Indexed Bonds	—	30,653,783	—	30,653,783
U.S. Treasury Obligations	137,677,208	33,764,073	—	171,441,281
U.S. Government & Agency Obligations	—	132,219,715	—	132,219,715
Foreign Government Obligations	—	26,720,288	—	26,720,288
Municipal Bonds	—	14,186,973	—	14,186,973
Preferred Debt	18,481,291	—	—	18,481,291
Total Bonds	156,158,499	1,494,790,316	585,143	1,651,533,958
Short-Term Securities
Treasury Bills	57,387,934	—	—	57,387,934
Total Short-Term Securities	57,387,934	—	—	57,387,934
Mutual Funds
Money Market Funds	24,373,455	—	—	24,373,455
Total Mutual Funds	24,373,455	—	—	24,373,455
Investments in Securities	237,919,888	1,494,790,316	585,143	1,733,295,347
Derivatives
Assets
Futures Contracts	802,324	—	—	802,324
Swap Contracts	—	99,170	—	99,170
Liabilities
Futures Contracts	(69,730)	—	—	(69,730)
Swap Contracts	—	(17,743)	—	(17,743)
Total	238,652,482	1,494,871,743	585,143	1,734,109,368

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
7,621,012	—	—	7,621,012

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 14.7%
INTERNATIONAL 4.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	25,489	$407,055
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	45,757	583,401
Variable Portfolio – DFA International Value Fund, Class 1 (a)	79,858	850,492
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	68,354	857,156
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	47,173	582,117
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	76,274	870,284
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	81,544	857,847
Total		5,008,352
U.S. LARGE CAP 8.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	77,836	1,203,345
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	53,433	1,051,552
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	46,959	523,123
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	28,608	970,670
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	29,892	524,003
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	47,351	828,162
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	28,605	522,324
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	19,194	341,853
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	68,863	1,220,949
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	56,975	1,047,774
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	28,196	522,470
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	77,938	1,142,573
Total		9,898,798
U.S. MID CAP 1.1%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	13,545	240,300

	Shares	Value

Equity Funds (continued)
U.S. MID CAP (CONTINUED)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	30,829	$546,600
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	30,826	534,828
Total		1,321,728
U.S. SMALL CAP 1.6%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	21,145	372,157
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	29,635	505,277
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	54,661	1,168,640
Total		2,046,074
Total Equity Funds (Cost: $17,204,792)		$18,274,952

Fixed-Income Funds 55.4%
FLOATING RATE 2.8%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	362,429	3,450,322
GLOBAL BOND 4.0%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	480,646	5,022,750
HIGH YIELD 6.6%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	914,955	8,216,296
INFLATION PROTECTED SECURITIES 5.9%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	794,184	7,370,024
INVESTMENT GRADE 32.4%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	820,896	8,307,471
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	813,248	8,311,396
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	445,490	4,637,548
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	766,528	8,332,161
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	772,700	8,329,704

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	141,918	$1,463,171
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	91,599	929,736
Total		40,311,187
MULTISECTOR 3.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	523,719	4,593,016
Total Fixed-Income Funds (Cost: $68,923,578)		$68,963,595

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 3.6%
Aerospace & Defense 0.1%
BAE Systems Holdings, Inc. (d)(e)
10/07/24	3.800%	20,000	19,941
L-3 Communications Corp.
05/28/24	3.950%	35,000	34,727
Northrop Grumman Corp. Senior Unsecured
08/01/23	3.250%	50,000	49,439
Total			104,107
Banking 0.3%
Bank of America Corp. Senior Unsecured
04/01/24	4.000%	35,000	35,365
Citigroup, Inc. Senior Unsecured
06/16/24	3.750%	45,000	44,861
Goldman Sachs Group, Inc. (The) Senior Unsecured
07/08/24	3.850%	60,000	59,622
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%	50,000	52,619
JPMorgan Chase & Co. Senior Unsecured
05/13/24	3.625%	45,000	44,700
Morgan Stanley Senior Unsecured
04/29/24	3.875%	45,000	44,953
Wells Fargo & Co. Senior Unsecured
09/08/17	1.400%	35,000	34,896
Total			317,016

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Cable and Satellite 0.1%
NBCUniversal Media LLC
01/15/43	4.450%	$50,000	$50,124
Time Warner Cable, Inc.
09/15/42	4.500%	35,000	34,538
Total			84,662
Chemicals —%
Dow Chemical Co. (The) Senior Unsecured
10/01/44	4.625%	30,000	28,872
LYB International Finance BV
07/15/23	4.000%	25,000	25,865
Total			54,737
Diversified Manufacturing —%
General Electric Co. Senior Unsecured
03/11/44	4.500%	20,000	20,735
Electric 0.6%
Appalachian Power Co. Senior Unsecured
05/15/44	4.400%	10,000	10,026
CMS Energy Corp.
Senior Unsecured
03/15/22	5.050%	15,000	16,761
03/01/44	4.875%	25,000	26,043
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	5,000	5,292
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	5,000	5,428
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	45,000	41,768
Duke Energy Corp. Senior Unsecured
10/15/23	3.950%	87,000	90,537
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%	30,000	29,873
Nevada Power Co.
01/15/15	5.875%	15,000	15,236
NextEra Energy Capital Holdings
06/01/15	1.200%	30,000	30,125
Northeast Utilities Senior Unsecured
05/01/18	1.450%	50,000	49,204
Oncor Electric Delivery Co. LLC
Senior Secured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
09/30/17	5.000%	$76,000	$83,510
06/01/42	5.300%	10,000	11,781
PPL Capital Funding, Inc.
03/15/24	3.950%	60,000	61,679
PSEG Power LLC
11/15/18	2.450%	5,000	5,039
11/15/23	4.300%	15,000	15,599
Pacific Gas & Electric Co.
Senior Unsecured
02/15/24	3.750%	15,000	15,336
02/15/44	4.750%	30,000	31,589
Southern California Edison Co. 1st Refunding Mortgage
10/01/43	4.650%	5,000	5,372
Southern Co. (The) Senior Unsecured
09/15/15	2.375%	25,000	25,420
TransAlta Corp.
Senior Unsecured
01/15/15	4.750%	60,000	60,718
06/03/17	1.900%	45,000	45,007
Xcel Energy, Inc. Senior Unsecured
05/09/16	0.750%	55,000	54,919
Total			736,262
Finance Companies 0.1%
General Electric Capital Corp. Senior Unsecured
05/15/24	3.450%	120,000	120,409
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	10,000	9,387
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	45,000	44,940
ConAgra Foods, Inc. Senior Unsecured
01/25/43	4.650%	25,000	24,143
Diageo Finance BV
10/28/15	5.300%	30,000	31,518
Heineken NV Senior Unsecured (e)
10/01/42	4.000%	15,000	13,781
Molson Coors Brewing Co.
05/01/42	5.000%	45,000	45,239
PepsiCo, Inc.
Senior Unsecured
08/13/15	0.700%	30,000	30,101
08/13/42	3.600%	5,000	4,439

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Food and Beverage (continued)
Sysco Corp. (d)
10/02/44	4.500%	$15,000	$15,109
Wm. Wrigley Jr., Co. Senior Unsecured (e)
10/21/19	2.900%	60,000	60,843
Total			279,500
Health Care 0.1%
Express Scripts Holding Co.
05/15/16	3.125%	60,000	62,146
McKesson Corp.
Senior Unsecured
12/04/15	0.950%	48,000	48,058
03/15/44	4.883%	5,000	5,148
03/15/23	2.850%	10,000	9,565
Total			124,917
Healthcare Insurance 0.1%
Cigna Corporation
03/15/21	4.500%	30,000	32,726
UnitedHealth Group, Inc.
Senior Unsecured
03/15/22	2.875%	20,000	19,890
10/15/15	0.850%	60,000	60,180
Total			112,796
Independent Energy 0.3%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	45,000	49,086
Apache Corp. Senior Unsecured
01/15/44	4.250%	5,000	4,633
Canadian Natural Resources Ltd.
Senior Unsecured
08/15/16	6.000%	14,000	15,255
04/15/24	3.800%	45,000	45,565
ConocoPhillips 1st Mortgage
01/15/15	4.600%	70,000	70,810
Continental Resources, Inc.
09/15/22	5.000%	20,000	21,100
06/01/44	4.900%	15,000	14,623
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	50,000	50,460
Hess Corp. Senior Unsecured
02/15/41	5.600%	15,000	16,866
Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	2,000	2,001

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Independent Energy (continued)
Noble Energy, Inc. Senior Unsecured
11/15/43	5.250%	$25,000	$26,372
Woodside Finance Ltd. (e)
05/10/21	4.600%	6,000	6,486
Total			323,257
Integrated Energy 0.1%
Cenovus Energy, Inc.
Senior Unsecured
09/15/42	4.450%	15,000	14,638
09/15/23	3.800%	20,000	20,430
PC Financial Partnership
11/15/14	5.000%	60,000	60,327
Total			95,395
Life Insurance 0.2%
Five Corners Funding Trust Senior Unsecured (e)
11/15/23	4.419%	105,000	109,900
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	40,000	42,760
Teachers Insurance & Annuity Association of America Subordinated Notes (e)
09/15/44	4.900%	50,000	51,145
Total			203,805
Media and Entertainment 0.2%
21st Century Fox America, Inc. (e)
09/15/44	4.750%	50,000	50,203
British Sky Broadcasting Group PLC (e)
11/26/22	3.125%	100,000	97,374
Thomson Reuters Corp.
Senior Unsecured
05/23/16	0.875%	26,000	25,958
05/23/43	4.500%	35,000	33,351
Time Warner, Inc.
03/29/41	6.250%	20,000	23,585
Total			230,471
Metals 0.1%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	10,000	10,970
Barrick North America Finance LLC
05/01/43	5.750%	20,000	19,794
Newmont Mining Corp.
03/15/42	4.875%	15,000	12,646
Rio Tinto Finance USA PLC
08/21/42	4.125%	10,000	9,281

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Metals (continued)
Teck Resources Ltd.
03/01/42	5.200%	$20,000	$18,274
Vale SA Senior Unsecured
09/11/42	5.625%	25,000	24,461
Total			95,426
Midstream 0.2%
El Paso Pipeline Partners Operating Co. LLC
05/01/24	4.300%	25,000	24,836
Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	5,000	4,831
Enterprise Products Operating LLC
02/15/45	5.100%	25,000	26,370
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/23	3.450%	115,000	109,882
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
01/31/23	2.850%	45,000	42,941
TransCanada PipeLines Ltd.
Senior Unsecured
03/02/15	0.875%	70,000	70,140
10/16/23	3.750%	10,000	10,155
Total			289,155
Natural Gas 0.1%
Sempra Energy
Senior Unsecured
04/01/17	2.300%	25,000	25,516
06/15/24	3.550%	80,000	80,601
Total			106,117
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	55,000	50,138
Pharmaceuticals 0.1%
AbbVie, Inc.
Senior Unsecured
11/06/15	1.200%	60,000	60,226
11/06/17	1.750%	10,000	9,966
Amgen, Inc. Senior Unsecured
06/15/16	2.300%	50,000	51,150
Total			121,342
Property & Casualty 0.1%
Alleghany Corp. Senior Unsecured
09/15/44	4.900%	15,000	14,781

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Property and Casualty (continued)
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	$55,000		$55,577
Liberty Mutual Group, Inc. (e)
05/01/22	4.950%		30,000	32,298
Loews Corp. Senior Unsecured
05/15/23	2.625%		15,000	14,097
Total				116,753
Railroads —%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/44	4.550%		10,000	9,993
CSX Corp. Senior Unsecured
03/15/44	4.100%		40,000	37,594
Total				47,587
Refining 0.1%
Marathon Petroleum Corp.
Senior Unsecured
03/01/16	3.500%		30,000	31,035
09/15/44	4.750%		25,000	23,999
Phillips 66
05/01/17	2.950%		30,000	31,170
Total				86,204
Restaurants —%
Yum! Brands, Inc. Senior Unsecured
11/01/23	3.875%		50,000	50,288
Retailers —%
Target Corp.
Senior Unsecured
07/01/42	4.000%		15,000	13,920
07/01/24	3.500%		25,000	25,024
Total				38,944
Technology 0.1%
International Business Machine Corp. Senior Unsecured
11/19/19	1.375%	EUR	100,000	130,890
Oracle Corp. Senior Unsecured
07/08/44	4.500%		20,000	20,246
Total				151,136
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (e)
11/15/24	3.850%		20,000	20,036

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Transportation Services (continued)
FedEx Corp.
01/15/44	5.100%		25,000	26,813
Heathrow Funding Ltd. Senior Secured
02/15/25	5.225%	GBP	50,000	91,405
Total				138,254
Wireless 0.1%
Rogers Communications, Inc.
03/15/23	3.000%		60,000	57,195
03/15/43	4.500%		5,000	4,871
Vodafone Group PLC Senior Unsecured
02/19/43	4.375%		20,000	18,089
Total				80,155
Wirelines 0.2%
AT&T, Inc.
Senior Unsecured
08/15/16	2.400%	$65,000		$66,517
06/15/45	4.350%		80,000	73,532
Orange SA Senior Unsecured
02/06/44	5.500%		5,000	5,446
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%		20,000	20,234
11/01/42	3.850%		100,000	87,302
03/15/24	4.150%		40,000	41,302
Total				294,333
Total Corporate Bonds & Notes (Cost: $4,473,309)				$4,473,901

Residential Mortgage-Backed Securities - Agency 10.0%
Federal National Mortgage Association (d)(f)
10/20/29	2.500%		592,000	595,330
10/20/29	3.000%		592,000	609,760
10/20/29-10/14/44	3.500%		10,340,000	10,699,392
10/14/44	4.000%		592,000	623,857
Total Residential Mortgage-Backed Securities - Agency (Cost: $12,558,469)				$12,528,339

	Shares	Value

Exchange-Traded Funds 5.0%
SPDR S&P 500 ETF Trust	14,425	$2,842,013
iShares Core S&P 500 ETF	829	164,358
iShares MSCI EAFE ETF	49,532	3,175,992
iShares Russell 2000 ETF	625	68,344
Total Exchange-Traded Funds (Cost: $5,896,352)		$6,250,707

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.8%
S&P 500 Index
	20	1,700.00	12/16/16	249,800
	46	1,800.00	12/16/16	718,290
Total Options Purchased Puts (Cost: $939,520)				$968,090

	Shares	Value

Money Market Funds 20.3%
Columbia Short-Term Cash Fund, 0.093% (a)(g)	25,231,505	25,231,505
Total Money Market Funds (Cost: $25,231,505)		$25,231,505
Total Investments
(Cost: $135,227,525)		$136,691,089(h)
Other Assets & Liabilities, Net		(12,191,350)
Net Assets		$124,499,739

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	10/06/2014	93,338	57,000	—	(936)
			USD	GBP
UBS Securities	10/08/2014	104,000	134,300	2,938	—
			EUR	USD
Total				2,938	(936)

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $458,069 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAN 10YR BOND	1	CAD	120,970	12/2014	1,212	—
EURO-BOBL	2	EUR	323,138	12/2014	610	—
EURO-BUND	2	EUR	378,157	12/2014	4,241	—
EURO-SCHATZ	3	EUR	420,615	12/2014	116	—
LONG GILT	1	GBP	183,417	12/2014	2,381	—
RUSSELL 2000 EMINI ICE DE	9	USD	986,940	12/2014	—	(42,048)
S&P 500	1	USD	491,375	12/2014	—	(2,791)
S&P500 EMINI	61	USD	5,994,775	12/2014	—	(69,587)
TOPIX INDEX	1	JPY	120,948	12/2014	651	—
US 10YR NOTE	2	USD	249,281	12/2014	—	(1,441)
US 5YR NOTE	28	USD	3,311,219	12/2014	—	(4,091)
US 5YR NOTE	5	USD	591,289	12/2014	1,946	—
US ULTRA T-BOND	16	USD	2,440,000	12/2014	—	(8,666)
Total					11,157	(128,624)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(1)	USD	(124,641)	12/2014	—	(861)
US 2YR NOTE	(17)	USD	(3,720,344)	12/2014	—	(551)
US LONG BOND	(8)	USD	(1,103,250)	12/2014	—	(17,262)
US ULTRA T-BOND	(1)	USD	(152,500)	12/2014	—	(95)
Total					—	(18,769)

Notes to Portfolio of Investments

(a)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,277,342	30,319,783	(19,365,620)	—	25,231,505	—	14,914	25,231,505
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	487,287	700,328	(114,591)	(597)	1,072,427	—	—	1,203,345
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	4,199,570	4,924,830	(731,038)	(74,978)	8,318,384	31,704	183,066	8,307,471
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	481,884	555,961	(92,258)	(288)	945,299	—	—	1,051,552
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	207,814	232,808	(41,202)	(646)	398,774	1,092	1,128	407,055
Columbia Variable Portfolio – Global Bond Fund, Class 1	2,560,153	3,089,048	(449,648)	(19,129)	5,180,424	168,171	—	5,022,750
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	3,995,849	4,965,685	(847,803)	(41,220)	8,072,511	—	—	8,216,296
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	232,073	297,098	(67,240)	(357)	461,574	—	—	523,123
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	397,594	548,178	(75,795)	(253)	869,724	—	—	970,670
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	4,111,851	5,054,700	(673,375)	(22,435)	8,470,741	129,598	124,735	8,311,396
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	146,548	159,541	(105,449)	2,860	203,500	—	—	240,300
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	226,095	306,400	(64,453)	(274)	467,768	2,659	—	524,003
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	362,980	456,164	(85,200)	(162)	733,782	—	—	828,162
Columbia Variable Portfolio – Strategic Income Fund, Class 1	2,308,323	2,784,615	(414,003)	(19,216)	4,659,719	41,504	130,299	4,593,016
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	2,293,075	2,692,576	(380,567)	(4,708)	4,600,376	—	70,322	4,637,548
Variable Portfolio – American Century Diversified Bond Fund, Class 1	4,154,797	4,852,122	(741,871)	(27,722)	8,237,326	5,944	108,459	8,332,161
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	3,509,843	4,345,998	(676,325)	(28,855)	7,150,661	—	—	7,370,024
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	280,233	382,449	(48,891)	(1,734)	612,057	31,274	10,036	583,401
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	164,816	238,530	(42,778)	(854)	359,714	—	—	372,157
Variable Portfolio – DFA International Value Fund, Class 1	394,781	571,576	(91,242)	(3,309)	871,806	27,373	16,023	850,492
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	1,710,420	2,173,956	(300,142)	(14,949)	3,569,285	25,602	122,228	3,450,322
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	232,123	292,404	(56,380)	(299)	467,848	—	—	522,324
Variable Portfolio – Invesco International Growth Fund, Class 1	397,807	560,905	(75,600)	(3,409)	879,703	50,626	12,663	857,156

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	4,151,711	4,905,555	(738,505)	(20,516)	8,298,245	6,498	136,572	8,329,704
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	312,558	363,485	(185,598)	3,282	493,727	—	—	546,600
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	232,365	81,939	(23,245)	(32)	291,027	—	—	341,853
Variable Portfolio – MFS Value Fund, Class 1	544,916	692,551	(123,919)	(756)	1,112,792	—	—	1,220,949
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	283,665	397,208	(61,691)	(2,237)	616,945	19,454	5,831	582,117
Variable Portfolio – NFJ Dividend Value Fund, Class 1	476,442	577,091	(110,744)	(69)	942,720	—	—	1,047,774
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	225,966	294,543	(58,453)	(283)	461,773	—	—	522,470
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	224,923	346,589	(76,360)	(1,961)	493,191	—	—	505,277
Variable Portfolio – Partners Small Cap Value Fund, Class 1	538,550	744,753	(130,253)	(924)	1,152,126	—	—	1,168,640
Variable Portfolio – Pyramis® International Equity Fund, Class 1	402,417	611,281	(84,565)	(5,237)	923,896	55,601	10,730	870,284
Variable Portfolio – Pyrford International Equity Fund, Class 1	418,540	506,556	(75,316)	(494)	849,286	356	15,715	857,847
Variable Portfolio – Sit Dividend Growth Fund, Class 1	478,102	676,377	(109,812)	(532)	1,044,135	—	—	1,142,573
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	1,152,863	365,538	(79,633)	(2,288)	1,436,480	—	8,597	1,463,171
Variable Portfolio – Victory Established Value Fund, Class 1	292,993	358,405	(172,178)	(23)	479,197	—	—	534,828
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	457,504	559,479	(86,141)	(1,415)	929,427	—	3,417	929,736
Total	57,326,773	81,987,005	(27,657,884)	(296,019)	111,359,875	597,456	974,735	112,470,052

(b)	Non-income producing.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $462,007 or 0.37% of net assets.

(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	18,274,952	—	—	18,274,952
Fixed-Income Funds	68,963,595	—	—	68,963,595
Money Market Funds	25,231,505	—	—	25,231,505
Total Mutual Funds	112,470,052	—	—	112,470,052
Bonds
Corporate Bonds & Notes	—	4,473,901	—	4,473,901
Residential Mortgage-Backed Securities - Agency	—	12,528,339	—	12,528,339
Total Bonds	—	17,002,240	—	17,002,240
Equity Securities
Exchange-Traded Funds	6,250,707	—	—	6,250,707
Total Equity Securities	6,250,707	—	—	6,250,707
Other
Options Purchased Puts	968,090	—	—	968,090
Total Other	968,090	—	—	968,090
Investments in Securities	119,688,849	17,002,240	—	136,691,089
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,938	—	2,938
Futures Contracts	11,157	—	—	11,157
Liabilities
Forward Foreign Currency Exchange Contracts	—	(936)	—	(936)
Futures Contracts	(147,393)	—	—	(147,393)
Total	119,552,613	17,004,242	—	136,556,855

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 29.8%
INTERNATIONAL 8.2%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	271,878	$4,341,887
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	432,959	5,520,233
Variable Portfolio – DFA International Value Fund, Class 1 (a)	803,004	8,551,998
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	669,229	8,392,127
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	481,695	5,944,116
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	734,572	8,381,466
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	796,285	8,376,916
Total		49,508,743
U.S. LARGE CAP 16.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	753,273	11,645,605
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	514,268	10,120,800
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	481,955	5,368,974
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	291,664	9,896,153
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	296,551	5,198,546
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	463,483	8,106,327
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	285,360	5,210,670
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	182,805	3,255,759
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	643,229	11,404,443
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	579,276	10,652,882
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	286,175	5,302,820
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	775,369	11,366,904
Total		97,529,883

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 2.2%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	132,102	$2,343,493
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	340,916	6,044,437
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	276,030	4,789,118
Total		13,177,048
U.S. SMALL CAP 3.3%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	205,166	3,610,927
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	287,735	4,905,876
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	530,556	11,343,294
Total		19,860,097
Total Equity Funds (Cost: $173,164,919)		$180,075,771

Fixed-Income Funds 40.4%
FLOATING RATE 2.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	1,310,887	12,479,638
GLOBAL BOND 3.0%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	1,719,912	17,973,084
HIGH YIELD 5.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	3,585,869	32,201,107
INFLATION PROTECTED SECURITIES 4.1%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	2,662,240	24,705,584
INVESTMENT GRADE 23.3%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	2,926,380	29,614,969
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	2,970,245	30,355,909
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	1,584,951	16,499,340

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	2,738,932	$29,772,191
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	2,754,361	29,692,007
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	491,436	5,066,704
Total		141,001,120
MULTISECTOR 2.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	1,861,367	16,324,191
Total Fixed-Income Funds (Cost: $245,275,951)		$244,684,724

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) 1.8%
Aerospace & Defense 0.1%
BAE Systems Holdings, Inc. (c)(d)
10/07/24	3.800%	45,000	44,866
L-3 Communications Corp.
05/28/24	3.950%	85,000	84,338
Northrop Grumman Corp. Senior Unsecured
08/01/23	3.250%	125,000	123,598
Total			252,802
Banking 0.1%
Bank of America Corp. Senior Unsecured
04/01/24	4.000%	80,000	80,834
Citigroup, Inc. Senior Unsecured
06/16/24	3.750%	105,000	104,676
Goldman Sachs Group, Inc. (The) Senior Unsecured
07/08/24	3.850%	145,000	144,086
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%	120,000	126,286
JPMorgan Chase & Co. Senior Unsecured
05/13/24	3.625%	110,000	109,266
Morgan Stanley Senior Unsecured
04/29/24	3.875%	105,000	104,891
Wells Fargo & Co. Senior Unsecured
09/08/17	1.400%	80,000	79,762
Total			749,801

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
Cable and Satellite —%
NBCUniversal Media LLC
01/15/43	4.450%	$120,000	$120,298
Time Warner Cable, Inc.
09/15/42	4.500%	90,000	88,811
Total			209,109
Chemicals —%
Dow Chemical Co. (The) Senior Unsecured
10/01/44	4.625%	75,000	72,181
LYB International Finance BV
07/15/23	4.000%	55,000	56,903
Total			129,084
Diversified Manufacturing —%
General Electric Co. Senior Unsecured
03/11/44	4.500%	50,000	51,837
Electric 0.3%
Appalachian Power Co. Senior Unsecured
05/15/44	4.400%	30,000	30,077
CMS Energy Corp.
Senior Unsecured
03/15/22	5.050%	30,000	33,522
03/01/44	4.875%	65,000	67,711
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	20,000	21,170
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	15,000	16,284
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	110,000	102,100
Duke Energy Corp. Senior Unsecured
10/15/23	3.950%	207,000	215,417
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%	70,000	69,703
Nevada Power Co.
01/15/15	5.875%	35,000	35,551
NextEra Energy Capital Holdings
06/01/15	1.200%	64,000	64,267
Northeast Utilities Senior Unsecured
05/01/18	1.450%	115,000	113,170

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	$180,000		$197,787
06/01/42	5.300%		25,000	29,453
PPL Capital Funding, Inc.
03/15/24	3.950%		150,000	154,198
PSEG Power LLC
11/15/18	2.450%		10,000	10,077
11/15/23	4.300%		40,000	41,597
Pacific Gas & Electric Co.
Senior Unsecured
02/15/24	3.750%		35,000	35,783
02/15/44	4.750%		65,000	68,442
Southern California Edison Co. 1st Refunding Mortgage
10/01/43	4.650%		15,000	16,115
Southern Co. (The) Senior Unsecured
09/15/15	2.375%		60,000	61,008
TransAlta Corp.
Senior Unsecured
01/15/15	4.750%		145,000	146,735
06/03/17	1.900%		105,000	105,016
Xcel Energy, Inc. Senior Unsecured
05/09/16	0.750%		135,000	134,801
Total				1,769,984
Finance Companies 0.1%
General Electric Capital Corp. Senior Unsecured
05/15/24	3.450%		280,000	280,955
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		20,000	18,773
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		105,000	104,860
ConAgra Foods, Inc. Senior Unsecured
01/25/43	4.650%		65,000	62,771
Diageo Finance BV
10/28/15	5.300%		74,000	77,744
General Mills, Inc.
11/16/20	2.100%	EUR	106,000	141,577
Heineken NV Senior Unsecured (d)
10/01/42	4.000%		35,000	32,156
Molson Coors Brewing Co.
05/01/42	5.000%		100,000	100,531

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
Food and Beverage (continued)
PepsiCo, Inc.
Senior Unsecured
08/13/15	0.700%	$80,000	$80,269
08/13/42	3.600%	20,000	17,756
Sysco Corp. (c)
10/02/44	4.500%	35,000	35,256
Wm. Wrigley Jr., Co. Senior Unsecured (d)
10/21/19	2.900%	145,000	147,038
Total			818,731
Health Care 0.1%
Express Scripts Holding Co.
05/15/16	3.125%	145,000	150,186
McKesson Corp.
Senior Unsecured
03/15/44	4.883%	10,000	10,297
03/15/23	2.850%	25,000	23,912
12/04/15	0.950%	121,000	121,147
Total			305,542
Healthcare Insurance 0.1%
Cigna Corporation
03/15/21	4.500%	75,000	81,815
UnitedHealth Group, Inc.
Senior Unsecured
03/15/22	2.875%	45,000	44,752
10/15/15	0.850%	140,000	140,420
Total			266,987
Independent Energy 0.1%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	115,000	125,443
Apache Corp. Senior Unsecured
01/15/44	4.250%	15,000	13,899
Canadian Natural Resources Ltd.
Senior Unsecured
08/15/16	6.000%	37,000	40,316
04/15/24	3.800%	105,000	106,318
ConocoPhillips 1st Mortgage
01/15/15	4.600%	170,000	171,968
Continental Resources, Inc.
09/15/22	5.000%	50,000	52,750
06/01/44	4.900%	35,000	34,120
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	115,000	116,057

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
Independent Energy (continued)
Hess Corp. Senior Unsecured
02/15/41	5.600%	$35,000	$39,355
Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	5,000	5,002
Noble Energy, Inc. Senior Unsecured
11/15/43	5.250%	60,000	63,292
Woodside Finance Ltd. (d)
05/10/21	4.600%	13,000	14,053
Total			782,573
Integrated Energy —%
Cenovus Energy, Inc.
Senior Unsecured
09/15/42	4.450%	40,000	39,035
09/15/23	3.800%	45,000	45,967
PC Financial Partnership
11/15/14	5.000%	145,000	145,791
Total			230,793
Life Insurance 0.1%
Five Corners Funding Trust Senior Unsecured (d)
11/15/23	4.419%	250,000	261,668
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	95,000	101,555
Teachers Insurance & Annuity Association of America Subordinated Notes (d)
09/15/44	4.900%	125,000	127,861
Total			491,084
Media and Entertainment 0.1%
21st Century Fox America, Inc. (d)
09/15/44	4.750%	120,000	120,488
British Sky Broadcasting Group PLC (d)
11/26/22	3.125%	245,000	238,567
Thomson Reuters Corp.
Senior Unsecured
05/23/16	0.875%	55,000	54,910
05/23/43	4.500%	90,000	85,760
Time Warner, Inc.
03/29/41	6.250%	50,000	58,963
Total			558,688

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
Metals —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	$25,000	$27,426
Barrick North America Finance LLC
05/01/43	5.750%	40,000	39,587
Newmont Mining Corp.
03/15/42	4.875%	35,000	29,508
Rio Tinto Finance USA PLC
08/21/42	4.125%	20,000	18,562
Teck Resources Ltd.
03/01/42	5.200%	45,000	41,117
Vale SA Senior Unsecured
09/11/42	5.625%	55,000	53,813
Total			210,013
Midstream 0.1%
El Paso Pipeline Partners Operating Co. LLC
05/01/24	4.300%	55,000	54,640
Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	15,000	14,491
Enterprise Products Operating LLC
02/15/45	5.100%	60,000	63,288
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/23	3.450%	275,000	262,762
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
01/31/23	2.850%	105,000	100,195
TransCanada PipeLines Ltd.
Senior Unsecured
03/02/15	0.875%	170,000	170,341
10/16/23	3.750%	20,000	20,310
Total			686,027
Natural Gas 0.1%
Sempra Energy
Senior Unsecured
04/01/17	2.300%	60,000	61,239
06/15/24	3.550%	195,000	196,464
Total			257,703
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	130,000	118,508

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (h) (continued)
Pharmaceuticals 0.1%
AbbVie, Inc.
Senior Unsecured
11/06/15	1.200%	$145,000	$145,545
11/06/17	1.750%	25,000	24,915
Amgen, Inc. Senior Unsecured
06/15/16	2.300%	115,000	117,645
Total			288,105
Property & Casualty 0.1%
Alleghany Corp. Senior Unsecured
09/15/44	4.900%	40,000	39,416
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	135,000	136,418
Liberty Mutual Group, Inc. (d)
05/01/22	4.950%	65,000	69,979
Loews Corp. Senior Unsecured
05/15/23	2.625%	35,000	32,893
Total			278,706
Railroads —%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/44	4.550%	20,000	19,985
CSX Corp. Senior Unsecured
03/15/44	4.100%	95,000	89,286
Total			109,271
Refining —%
Marathon Petroleum Corp.
Senior Unsecured
03/01/16	3.500%	75,000	77,588
09/15/44	4.750%	60,000	57,598
Phillips 66
05/01/17	2.950%	75,000	77,925
Total			213,111
Restaurants —%
Yum! Brands, Inc. Senior Unsecured
11/01/23	3.875%	120,000	120,691
Retailers —%
Target Corp.
Senior Unsecured
07/01/42	4.000%	30,000	27,840
07/01/24	3.500%	55,000	55,053
Total			82,893

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (h) (continued)
Technology 0.1%
International Business Machine Corp. Senior Unsecured
11/19/19	1.375%	EUR $	112,000	$146,597
Oracle Corp.
Senior Unsecured
07/08/44	4.500%	45,000		45,554
01/10/21	2.250%	EUR	100,000	136,103
Total				328,254
Transportation Services —%
ERAC U.S.A. Finance LLC (d)
11/15/24	3.850%	45,000		45,082
FedEx Corp.
01/15/44	5.100%	55,000		58,987
Heathrow Funding Ltd. Senior Secured
02/15/25	5.225%	GBP	56,000	102,374
Total				206,443
Wireless —%
Rogers Communications, Inc.
03/15/23	3.000%	140,000		133,454
03/15/43	4.500%	15,000		14,614
Vodafone Group PLC Senior Unsecured
02/19/43	4.375%	40,000		36,178
Total				184,246
Wirelines 0.1%
AT&T, Inc.
Senior Unsecured
08/15/16	2.400%	155,000		158,617
06/15/45	4.350%	195,000		179,235
Orange SA
Senior Unsecured
02/06/44	5.500%	20,000		21,785
02/21/17	4.750%	EUR	50,000	69,500
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%	55,000		55,644
11/01/42	3.850%	230,000		200,794
03/15/24	4.150%	95,000		98,092
Total				783,667
Total Corporate Bonds & Notes (Cost: $10,766,844)				$10,765,608

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 7.0%
Federal National Mortgage Association (c)(e)
10/20/29	2.500%	1,750,000	$1,759,844
10/20/29	3.000%	1,750,000	1,802,500
10/20/29-10/14/44	3.500%	35,675,000	36,986,878
10/14/44	4.000%	1,750,000	1,844,172
Total Residential Mortgage-Backed Securities - Agency (Cost: $42,496,444)			$42,393,394

	Shares	Value

Exchange-Traded Funds 6.9%
SPDR S&P 500 ETF Trust	86,625	$17,066,858
iShares MSCI EAFE ETF	365,487	23,435,026
iShares Russell 2000 ETF	12,800	1,399,680
Total Exchange-Traded Funds (Cost: $40,506,282)		$41,901,564

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.4%
S&P 500 Index
	369	1,800.00	12/16/16	$5,761,935
	236	1,700.00	12/16/16	2,947,640
Total Options Purchased Puts (Cost: $8,487,519)				$8,709,575

	Shares	Value

Money Market Funds 19.1%
Columbia Short-Term Cash Fund, 0.093% (a)(f)	115,377,072	115,377,072
Total Money Market Funds (Cost: $115,377,072)		$115,377,072
Total Investments
(Cost: $636,075,031)		$643,907,708(g)
Other Assets & Liabilities, Net		(38,934,697)
Net Assets		$604,973,011

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	10/06/2014	104,801	64,000	—	(1,051)
		USD	GBP
UBS Securities	10/08/2014	397,000	512,666	11,214	—
		EUR	USD
Total				11,214	(1,051)

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $3,648,465 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	1	JPY	132,947	12/2014	25	—
CAN 10YR BOND	2	CAD	241,939	12/2014	2,425	—
EURO-BOBL	5	EUR	807,847	12/2014	3,309	—
EURO-BUND	3	EUR	567,236	12/2014	6,362	—
EURO-SCHATZ	9	EUR	1,261,845	12/2014	279	—
LONG GILT	4	GBP	733,668	12/2014	9,523	—
RUSSELL 2000 EMINI ICE	48	USD	5,263,680	12/2014	—	(148,742)
S&P 500	8	USD	3,931,000	12/2014	—	(28,378)
S&P 500 EMINI	552	USD	54,247,800	12/2014	—	(503,264)
TOPIX INDEX	12	JPY	1,451,379	12/2014	7,813	—
US 5YR NOTE	331	USD	39,143,336	12/2014	—	(52,606)
US 10YR NOTE	3	USD	373,922	12/2014	—	(2,162)
US ULTRA T-BOND	79	USD	12,047,500	12/2014	22,548	—
Total					52,284	(735,152)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(147)	USD	(32,170,032)	12/2014	—	(4,955)
US 10YR NOTE	(4)	USD	(498,563)	12/2014	—	(2,068)
US LONG BOND	(20)	USD	(2,758,125)	12/2014	—	(41,249)
US ULTRA T-BOND	(1)	USD	(152,500)	12/2014	—	(95)
Total					—	(48,367)

Notes to Portfolio of Investments

(a)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,121,728	133,797,027	(68,541,683)	—	115,377,072	—	62,158	115,377,072
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	4,062,122	6,578,135	(1,397)	(7)	10,638,853	—	—	11,645,605
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	12,602,758	17,251,515	(8,978)	(995)	29,844,300	113,000	652,477	29,614,969
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	3,995,562	5,261,257	(2,184)	24	9,254,659	—	—	10,120,800
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	1,774,946	2,516,733	(6,117)	(413)	4,285,149	10,690	11,359	4,341,887
Columbia Variable Portfolio – Global Bond Fund, Class 1	7,693,192	10,885,071	(4,586)	(214)	18,573,463	603,723	—	17,973,084
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	13,400,262	18,414,320	(10,515)	(887)	31,803,180	—	—	32,201,107
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	1,987,048	2,895,833	(2,218)	(64)	4,880,599	—	—	5,368,974
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	3,472,004	5,535,337	(7,360)	33	9,000,014	—	—	9,896,153
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	12,380,959	18,631,246	(9,529)	(209)	31,002,467	462,584	445,228	30,355,909
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	1,241,732	1,513,549	(720,700)	26,944	2,061,525	—	—	2,343,493
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	1,999,392	2,820,367	(8,783)	(96)	4,810,880	26,523	—	5,198,546
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	3,108,972	4,264,078	(2,847)	5	7,370,208	—	—	8,106,327
Columbia Variable Portfolio – Strategic Income Fund, Class 1	6,963,089	9,678,156	(4,214)	(252)	16,636,779	148,096	464,942	16,324,191
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	6,903,312	9,486,644	(5,562)	(64)	16,384,330	—	252,144	16,499,340
Variable Portfolio – American Century Diversified Bond Fund, Class 1	12,489,110	17,020,909	(8,491)	(449)	29,501,079	21,278	388,266	29,772,191
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	10,537,356	13,444,247	(8,992)	(898)	23,971,713	—	—	24,705,584
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	2,355,319	3,543,710	(16,676)	(267)	5,882,086	307,066	97,913	5,520,233

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	1,416,782	2,171,858	(9,819)	(69)	3,578,752	—	—	3,610,927
Variable Portfolio – DFA International Value Fund, Class 1	3,362,546	5,605,521	(4,222)	(65)	8,963,780	267,771	157,763	8,551,998
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	5,153,063	7,809,876	(3,395)	(105)	12,959,439	91,349	436,118	12,479,638
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	1,985,060	2,806,602	(510)	(17)	4,791,135	—	—	5,210,670
Variable Portfolio – Invesco International Growth Fund, Class 1	3,363,513	5,408,225	(1,516)	(3)	8,770,219	504,646	124,854	8,392,127
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	12,488,687	17,146,528	(8,483)	(305)	29,626,427	23,253	488,754	29,692,007
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	3,008,613	3,835,644	(1,252,729)	30,982	5,622,510	—	—	6,044,437
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	1,986,551	882,993	(332)	—	2,869,212	—	—	3,255,759
Variable Portfolio – MFS Value Fund, Class 1	4,406,329	6,233,978	(6,988)	24	10,633,343	—	—	11,404,443
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	2,369,584	4,004,660	(2,656)	7	6,371,595	186,568	57,627	5,944,116
Variable Portfolio – NFJ Dividend Value Fund, Class 1	4,145,351	5,650,110	(2,097)	14	9,793,378	—	—	10,652,882
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	1,949,879	2,909,332	(1,808)	(92)	4,857,311	—	—	5,302,820
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	1,946,321	3,000,485	(13,201)	(343)	4,933,262	—	—	4,905,876
Variable Portfolio – Partners Small Cap Value Fund, Class 1	4,631,874	6,835,978	(24,514)	(163)	11,443,175	—	—	11,343,294
Variable Portfolio – Pyramis® International Equity Fund, Class 1	3,380,622	5,671,523	(7,388)	(150)	9,044,607	542,746	105,033	8,381,466
Variable Portfolio – Pyrford International Equity Fund, Class 1	3,496,821	4,862,012	(6,842)	(84)	8,351,907	3,381	152,351	8,376,916
Variable Portfolio – Sit Dividend Growth Fund, Class 1	4,135,157	6,420,317	(8,157)	32	10,547,349	—	—	11,366,904
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	3,466,996	1,506,219	(429)	(12)	4,972,774	—	30,036	5,066,704
Variable Portfolio – Victory Established Value Fund, Class 1	2,308,402	2,994,128	(893,279)	160	4,409,411	—	—	4,789,118
Total	226,091,014	379,294,123	(71,619,197)	52,002	533,817,942	3,312,674	3,927,023	540,137,567

(b)	Non-income producing.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $1,101,758 or 0.18% of net assets.

(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(h)	Principal amounts are denominated in United States Dollars unless otherwise noted.

Currency Legend
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	180,075,771	—	—	180,075,771
Fixed-Income Funds	244,684,724	—	—	244,684,724
Money Market Funds	115,377,072	—	—	115,377,072
Total Mutual Funds	540,137,567	—	—	540,137,567
Bonds
Corporate Bonds & Notes	—	10,765,608	—	10,765,608
Residential Mortgage-Backed Securities - Agency	—	42,393,394	—	42,393,394
Total Bonds	—	53,159,002	—	53,159,002
Equity Securities
Exchange-Traded Funds	41,901,564	—	—	41,901,564
Total Equity Securities	41,901,564	—	—	41,901,564
Other
Options Purchased Puts	8,709,575	—	—	8,709,575
Total Other	8,709,575	—	—	8,709,575
Investments in Securities	590,748,706	53,159,002	—	643,907,708
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	11,214	—	11,214
Futures Contracts	52,284	—	—	52,284
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,051)	—	(1,051)
Futures Contracts	(783,519)	—	—	(783,519)
Total	590,017,471	53,169,165	—	643,186,636

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 59.8%
INTERNATIONAL 16.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	4,554,019	$72,727,679
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	7,713,264	98,344,119
Variable Portfolio – DFA International Value Fund, Class 1 (a)	13,965,681	148,734,505
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	11,679,036	146,455,112
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	7,994,624	98,653,653
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	13,028,119	148,650,842
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	13,960,035	146,859,568
Total		860,425,478
U.S. LARGE CAP 32.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	12,948,850	200,189,227
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	9,274,008	182,512,475
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	8,295,133	92,407,777
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	4,559,088	154,689,857
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	5,249,001	92,014,995
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	8,107,301	141,796,686
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	4,996,060	91,228,054
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	3,247,515	57,838,234
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	11,441,607	202,859,686
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	9,900,120	182,063,214
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	4,995,544	92,567,432
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	13,485,403	197,696,011
Total		1,687,863,648
U.S. MID CAP 4.5%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	2,298,419	40,773,947

	Shares	Value

Equity Funds (continued)
U.S. MID CAP (CONTINUED)
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	5,901,861	$104,639,996
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	5,137,741	89,139,817
Total		234,553,760
U.S. SMALL CAP 6.7%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)	3,657,792	64,377,132
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	5,020,053	85,591,902
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	9,325,859	199,386,875
Total		349,355,909
Total Equity Funds (Cost: $3,048,066,207)		$3,132,198,795

Fixed-Income Funds 10.4%
FLOATING RATE 0.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	2,825,755	26,901,184
GLOBAL BOND 0.9%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	4,330,540	45,254,144
HIGH YIELD 1.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	7,860,191	70,584,517
INFLATION PROTECTED SECURITIES 1.1%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	6,348,357	58,912,755
INVESTMENT GRADE 5.9%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	6,408,231	64,851,300
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	6,339,316	64,787,811
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	3,486,356	36,292,963
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	6,001,239	65,233,472
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	6,078,332	65,524,418

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	1,068,886	$11,020,211
Total		307,710,175
MULTISECTOR 0.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	4,190,071	36,746,922
Total Fixed-Income Funds (Cost: $547,058,485)		$546,109,697

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 0.9%
Aerospace & Defense —%
BAE Systems Holdings, Inc. (d)(e)
10/07/24	3.800%	190,000	189,436
L-3 Communications Corp.
05/28/24	3.950%	360,000	357,195
Northrop Grumman Corp. Senior Unsecured
08/01/23	3.250%	515,000	509,221
Total			1,055,852
Banking 0.1%
Bank of America Corp. Senior Unsecured
04/01/24	4.000%	330,000	333,439
Citigroup, Inc. Senior Unsecured
06/16/24	3.750%	430,000	428,672
Goldman Sachs Group, Inc. (The) Senior Unsecured
07/08/24	3.850%	605,000	601,186
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%	495,000	520,930
JPMorgan Chase & Co. Senior Unsecured
05/13/24	3.625%	465,000	461,898
Morgan Stanley Senior Unsecured
04/29/24	3.875%	435,000	434,549
Wells Fargo & Co. Senior Unsecured
09/08/17	1.400%	340,000	338,991
Total			3,119,665
Cable and Satellite —%
NBCUniversal Media LLC
01/15/43	4.450%	505,000	506,252

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Cable and Satellite (continued)
Time Warner Cable, Inc.
09/15/42	4.500%	$365,000	$360,179
Total			866,431
Chemicals —%
Dow Chemical Co. (The) Senior Unsecured
10/01/44	4.625%	295,000	283,913
LYB International Finance BV
07/15/23	4.000%	230,000	237,956
Total			521,869
Diversified Manufacturing —%
General Electric Co. Senior Unsecured
03/11/44	4.500%	205,000	212,533
Electric 0.2%
Appalachian Power Co. Senior Unsecured
05/15/44	4.400%	120,000	120,308
CMS Energy Corp.
Senior Unsecured
03/15/22	5.050%	130,000	145,261
03/01/44	4.875%	270,000	281,262
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	75,000	79,387
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	55,000	59,708
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	465,000	431,606
Duke Energy Corp. Senior Unsecured
10/15/23	3.950%	859,000	893,927
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%	300,000	298,725
Nevada Power Co.
01/15/15	5.875%	140,000	142,206
NextEra Energy Capital Holdings
06/01/15	1.200%	272,000	273,134
Northeast Utilities Senior Unsecured
05/01/18	1.450%	481,000	473,345
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	766,000	841,693
06/01/42	5.300%	100,000	117,813

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
PPL Capital Funding, Inc.
03/15/24	3.950%		$620,000	$637,354
PSEG Power LLC
11/15/18	2.450%		50,000	50,387
11/15/23	4.300%		165,000	171,587
Pacific Gas & Electric Co.
Senior Unsecured
02/15/24	3.750%		140,000	143,132
02/15/44	4.750%		275,000	289,562
Southern California Edison Co. 1st Refunding Mortgage
10/01/43	4.650%		65,000	69,830
Southern Co. (The) Senior Unsecured
09/15/15	2.375%		245,000	249,117
TransAlta Corp.
Senior Unsecured
01/15/15	4.750%		605,000	612,237
06/03/17	1.900%		430,000	430,065
Xcel Energy, Inc. Senior Unsecured
05/09/16	0.750%		556,000	555,182
Total				7,366,828
Finance Companies —%
General Electric Capital Corp. Senior Unsecured
05/15/24	3.450%		1,175,000	1,179,008
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%		75,000	70,401
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		445,000	444,407
ConAgra Foods, Inc. Senior Unsecured
01/25/43	4.650%		260,000	251,084
Diageo Finance BV
10/28/15	5.300%		303,000	318,332
General Mills, Inc.
11/16/20	2.100%	EUR	440,000	587,677
Grupo Bimbo SAB de CV (e)
01/25/22	4.500%		150,000	156,750
Heineken NV Senior Unsecured (e)
10/01/42	4.000%		150,000	137,811
Molson Coors Brewing Co.
05/01/42	5.000%		420,000	422,231
PepsiCo, Inc.
Senior Unsecured
08/13/15	0.700%		325,000	326,094

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Food and Beverage (continued)
08/13/42	3.600%	$75,000	$66,585
SABMiller Holdings, Inc. (e)
01/15/42	4.950%	305,000	317,394
Sysco Corp. (d)
10/02/44	4.500%	150,000	151,096
Wm. Wrigley Jr., Co. Senior Unsecured (e)
10/21/19	2.900%	605,000	613,501
Total			3,863,363
Health Care —%
Express Scripts Holding Co.
05/15/16	3.125%	595,000	616,278
McKesson Corp.
Senior Unsecured
12/04/15	0.950%	507,000	507,616
03/15/44	4.883%	35,000	36,040
03/15/23	2.850%	100,000	95,649
Total			1,255,583
Healthcare Insurance —%
Cigna Corporation
03/15/21	4.500%	315,000	343,622
UnitedHealth Group, Inc.
Senior Unsecured
03/15/22	2.875%	195,000	193,926
10/15/15	0.850%	590,000	591,770
Total			1,129,318
Independent Energy 0.1%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	475,000	518,134
Apache Corp. Senior Unsecured
01/15/44	4.250%	55,000	50,965
Canadian Natural Resources Ltd.
Senior Unsecured
08/15/16	6.000%	149,000	162,356
04/15/24	3.800%	440,000	445,524
ConocoPhillips 1st Mortgage
01/15/15	4.600%	700,000	708,103
Continental Resources, Inc.
09/15/22	5.000%	215,000	226,825
06/01/44	4.900%	140,000	136,480
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	475,000	479,366
Hess Corp. Senior Unsecured
02/15/41	5.600%	140,000	157,419

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Independent Energy (continued)
Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	$20,000	$20,008
Noble Energy, Inc. Senior Unsecured
11/15/43	5.250%	245,000	258,441
Woodside Finance Ltd. (e)
05/10/21	4.600%	52,000	56,211
Total			3,219,832
Integrated Energy —%
Cenovus Energy, Inc.
Senior Unsecured
09/15/42	4.450%	170,000	165,899
09/15/23	3.800%	180,000	183,869
PC Financial Partnership
11/15/14	5.000%	605,000	608,300
Total			958,068
Life Insurance 0.1%
Five Corners Funding Trust Senior Unsecured (e)
11/15/23	4.419%	1,035,000	1,083,304
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	390,000	416,911
Teachers Insurance & Annuity Association of America Subordinated Notes (e)
09/15/44	4.900%	520,000	531,903
Total			2,032,118
Media and Entertainment 0.1%
21st Century Fox America, Inc. (e)
09/15/44	4.750%	500,000	502,031
British Sky Broadcasting Group PLC (e)
11/26/22	3.125%	1,030,000	1,002,954
Thomson Reuters Corp.
Senior Unsecured
05/23/16	0.875%	238,000	237,611
05/23/43	4.500%	375,000	357,334
Time Warner, Inc.
03/29/41	6.250%	215,000	253,541
Total			2,353,471
Metals —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	95,000	104,218
Barrick North America Finance LLC
05/01/43	5.750%	165,000	163,297
Newmont Mining Corp.
03/15/42	4.875%	140,000	118,032

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Metals (continued)
Rio Tinto Finance USA PLC
08/21/42	4.125%	$80,000	$74,248
Teck Resources Ltd.
03/01/42	5.200%	175,000	159,901
Vale SA Senior Unsecured
09/11/42	5.625%	215,000	210,360
Total			830,056
Midstream 0.1%
El Paso Pipeline Partners Operating Co. LLC
05/01/24	4.300%	235,000	233,461
Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	65,000	62,796
Enterprise Products Operating LLC
02/15/45	5.100%	245,000	258,428
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/23	3.450%	1,145,000	1,094,045
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
01/31/23	2.850%	430,000	410,320
TransCanada PipeLines Ltd.
Senior Unsecured
03/02/15	0.875%	710,000	711,422
10/16/23	3.750%	75,000	76,163
Total			2,846,635
Natural Gas —%
Sempra Energy
Senior Unsecured
04/01/17	2.300%	245,000	250,061
06/15/24	3.550%	805,000	811,043
Total			1,061,104
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	525,000	478,590
Pharmaceuticals —%
AbbVie, Inc.
Senior Unsecured
11/06/15	1.200%	605,000	607,277
11/06/17	1.750%	115,000	114,608
Amgen, Inc. Senior Unsecured
06/15/16	2.300%	475,000	485,925
Total			1,207,810

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Property & Casualty —%
Alleghany Corp. Senior Unsecured
09/15/44	4.900%	$165,000		$162,592
Berkshire Hathaway Finance Corp.
05/15/42	4.400%		555,000	560,828
Liberty Mutual Group, Inc. (e)
05/01/22	4.950%		280,000	301,445
Loews Corp. Senior Unsecured
05/15/23	2.625%		150,000	140,971
Total				1,165,836
Railroads —%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/44	4.550%		85,000	84,937
CSX Corp. Senior Unsecured
03/15/44	4.100%		405,000	380,640
Total				465,577
Refining —%
Marathon Petroleum Corp.
Senior Unsecured
03/01/16	3.500%		315,000	325,867
09/15/44	4.750%		240,000	230,391
Phillips 66
05/01/17	2.950%		305,000	316,896
Total				873,154
Restaurants —%
Yum! Brands, Inc. Senior Unsecured
11/01/23	3.875%		505,000	507,906
Retailers —%
Target Corp.
Senior Unsecured
07/01/42	4.000%		125,000	116,002
07/01/24	3.500%		235,000	235,226
Total				351,228
Technology —%
International Business Machine Corp. Senior Unsecured
11/19/19	1.375%	EUR	466,000	609,947
Oracle Corp.
Senior Unsecured
07/08/44	4.500%		185,000	187,279
01/10/21	2.250%	EUR	349,000	475,000
Total				1,272,226

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Transportation Services —%
ERAC U.S.A. Finance LLC (e)
11/15/24	3.850%	$195,000		$195,353
FedEx Corp.
01/15/44	5.100%		230,000	246,674
Heathrow Funding Ltd. Senior Secured
02/15/25	5.225%	GBP	233,000	425,949
Total				867,976
Wireless —%
America Movil SAB de CV Senior Unsecured
07/16/42	4.375%		200,000	185,949
Rogers Communications, Inc.
03/15/23	3.000%		580,000	552,882
03/15/43	4.500%		60,000	58,456
Vodafone Group PLC Senior Unsecured
02/19/43	4.375%		165,000	149,233
Total				946,520
Wirelines 0.1%
AT&T, Inc.
Senior Unsecured
08/15/16	2.400%		640,000	654,935
06/15/45	4.350%		820,000	753,705
Orange SA
Senior Unsecured
02/06/44	5.500%		75,000	81,694
02/21/17	4.750%	EUR	163,000	226,570
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%		225,000	227,634
11/01/42	3.850%		955,000	833,733
03/15/24	4.150%		390,000	402,694
Total				3,180,965
Total Corporate Bonds & Notes (Cost: $45,188,068)				$45,189,522

Residential Mortgage-Backed Securities - Agency 2.4%
Federal National Mortgage Association (d)(f)
10/20/29	2.500%		5,000,000	5,028,125
10/20/29	3.000%		5,000,000	5,150,000
10/20/29-10/14/44	3.500%		106,275,000	110,223,114
10/14/44	4.000%		5,000,000	5,269,063
Total Residential Mortgage-Backed Securities - Agency (Cost: $125,976,647)				$125,670,302

	Shares	Value

Exchange-Traded Funds 7.4%
SPDR S&P 500 ETF Trust	788,300	$155,310,866
iShares MSCI EAFE ETF	3,671,115	235,391,894
Total Exchange-Traded Funds (Cost: $384,293,493)		$390,702,760

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 2.8%
S&P 500 Index
	3,809	1,700.00	12/16/16	$47,574,410
	6,411	1,800.00	12/16/16	100,107,765
Total Options Purchased Puts (Cost: $143,776,041)				$147,682,175

	Shares	Value

Money Market Funds 17.5%
Columbia Short-Term Cash Fund, 0.093% (a)(g)	914,201,404	$914,201,404
Total Money Market Funds (Cost: $914,201,404)		$914,201,404
Total Investments
(Cost: $5,208,560,345)		$5,301,754,655(h)
Other Assets & Liabilities, Net		(63,640,261)
Net Assets		$5,238,114,394

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	10/06/2014	438,853	268,000	—	(4,400)
		USD	GBP
UBS Securitties	10/08/2014	1,527,000	1,971,891	43,133	—
		EUR	USD
Total				43,133	(4,400)

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $64,193,817 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	4	JPY	531,789	12/2014	101	—
CAN 10YR BOND	8	CAD	967,757	12/2014	9,699	—
DAX INDEX	49	EUR	14,684,051	12/2014	—	(272,144)
EMINI MSCI EAFE INDEX	364	USD	33,482,540	12/2014	—	(978,184)
EURO BUXL 30YR BOND	1	EUR	179,858	12/2014	4,756	—
EURO STOXX 50	369	EUR	15,021,295	12/2014	35,243	—
EURO-BOBL	20	EUR	3,231,388	12/2014	13,235	—
EURO-BUND	12	EUR	2,268,944	12/2014	25,446	—
EURO-SCHATZ	32	EUR	4,486,558	12/2014	728	—
FTSE/MIB INDEX	111	EUR	14,630,425	12/2014	95,129	—
HANG SENG INDEX	109	HKD	16,016,922	10/2014	—	(825,004)
LONG GILT	16	GBP	2,934,671	12/2014	38,093	—
RUSSELL 2000 EMINI ICE	713	USD	78,187,580	12/2014	—	(2,772,234)
S&P 500	115	USD	56,508,125	12/2014	—	(414,734)
S&P500 EMINI	9,803	USD	963,389,825	12/2014	—	(9,272,613)
SPI 200	127	AUD	14,686,063	12/2014	—	(514,194)
TOPIX INDEX	215	JPY	26,003,875	12/2014	139,985	—
US 5YR NOTE	1,405	USD	166,152,223	12/2014		(112,396)
US 5YR NOTE	56	USD	6,622,437	12/2014	21,791	—
US ULTRA T-BOND	794	USD	121,085,000	12/2014	630,584	—
Total					1,014,790	(15,161,503)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(15)	USD	(1,869,609)	12/2014	—	(8,788)
US 2YR NOTE	(2,470)	USD	(540,544,063)	12/2014	—	(81,033)
US LONG BOND	(89)	USD	(12,273,656)	12/2014	—	(186,321)
US ULTRA T-BOND	(3)	USD	(457,500)	12/2014	—	(286)
Total					—	(276,428)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	359,242,519	1,367,937,253	(812,978,368)	—	914,201,404	—	493,651	914,201,404
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	64,072,907	120,869,039	(57,323)	(277)	184,884,346	—	—	200,189,227
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	24,283,058	40,946,909	(29,348)	(3,299)	65,197,320	256,803	1,482,810	64,851,300
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	65,023,185	103,422,794	(51,453)	—	168,394,526	—	—	182,512,475
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	27,599,260	44,186,034	(4,480)	(305)	71,780,509	190,857	198,774	72,727,679
Columbia Variable Portfolio – Global Bond Fund, Class 1	14,877,833	31,765,691	(21,522)	(1,006)	46,620,996	1,346,278	—	45,254,144
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	25,940,905	43,801,900	(29,876)	(3,769)	69,709,160	—	—	70,584,517
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	32,268,204	52,666,873	(10,034)	(326)	84,924,717	—	—	92,407,777
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	48,684,832	93,423,946	(18,155)	—	142,090,623	—	—	154,689,857
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	23,997,301	42,278,723	(29,396)	(669)	66,245,959	1,046,036	1,006,790	64,787,811
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	19,742,257	28,895,059	(12,492,158)	476,515	36,621,673	—	—	40,773,947
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	32,719,233	54,164,889	(6,305)	(534)	86,877,283	480,791	—	92,014,995
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	49,570,262	81,140,352	(39,132)	—	130,671,482	—	—	141,796,686
Columbia Variable Portfolio – Strategic Income Fund, Class 1	13,411,280	23,983,935	(19,809)	(1,294)	37,374,112	334,820	1,051,156	36,746,922
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	13,394,941	22,688,957	(16,132)	(186)	36,067,580	—	570,479	36,292,963
Variable Portfolio – American Century Diversified Bond Fund, Class 1	24,162,170	40,457,348	(29,035)	(1,532)	64,588,951	48,681	888,308	65,233,472
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	20,329,995	36,785,518	(18,744)	(1,801)	57,094,968	—	—	58,912,755
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	37,149,273	68,908,402	(188,965)	(4,024)	105,864,686	5,592,336	1,742,021	98,344,119
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	22,568,089	42,101,987	(36,905)	(900)	64,632,271	—	—	64,377,132
Variable Portfolio – DFA International Value Fund, Class 1	53,314,145	104,647,894	(35,340)	(729)	157,925,970	4,827,162	2,813,241	148,734,505
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	9,985,647	18,005,272	(12,074)	(385)	27,978,460	206,953	988,039	26,901,184

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	32,210,568	52,783,496	(21,988)	(751)	84,971,325	—	—	91,228,054
Variable Portfolio – Invesco International Growth Fund, Class 1	53,230,193	101,616,655	(28,515)	(188)	154,818,145	9,178,962	2,228,055	146,455,112
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	24,185,944	41,208,466	(26,538)	(959)	65,366,913	52,339	1,100,108	65,524,418
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	46,385,917	73,804,330	(21,617,256)	448,921	99,021,912	—	—	104,639,996
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	32,223,788	19,901,567	—	—	52,125,355	—	—	57,838,234
Variable Portfolio – MFS Value Fund, Class 1	71,283,316	120,218,573	(38,144)	—	191,463,745	—	—	202,859,686
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	37,206,983	69,517,358	(15,892)	(46)	106,708,403	3,382,287	1,005,490	98,653,653
Variable Portfolio – NFJ Dividend Value Fund, Class 1	65,019,485	103,815,869	(54,144)	—	168,781,210	—	—	182,063,214
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	31,893,687	54,186,825	(9,637)	(491)	86,070,384	—	—	92,567,432
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	31,064,429	56,510,227	(102,492)	(4,739)	87,467,425	—	—	85,591,902
Variable Portfolio – Partners Small Cap Value Fund, Class 1	73,621,136	130,439,225	(100,381)	(709)	203,959,271	—	—	199,386,875
Variable Portfolio – Pyramis® International Equity Fund, Class 1	53,267,722	108,868,430	(62,209)	(1,506)	162,072,437	9,938,703	1,888,164	148,650,842
Variable Portfolio – Pyrford International Equity Fund, Class 1	54,556,859	92,542,986	(54,777)	(775)	147,044,293	61,154	2,712,960	146,859,568
Variable Portfolio – Sit Dividend Growth Fund, Class 1	64,647,985	120,645,544	(27,616)	—	185,265,913	—	—	197,696,011
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	6,718,374	4,095,690	—	—	10,814,064	—	65,557	11,020,211
Variable Portfolio – Victory Established Value Fund, Class 1	39,413,229	60,926,810	(16,745,757)	34,023	83,628,305	—	—	89,139,817
Total	1,699,266,911	3,674,160,826	(865,029,900)	928,259	4,509,326,096	36,944,162	20,235,603	4,592,509,896

(b)	Non-income producing.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $5,088,093 or 0.10% of net assets.

(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	3,132,198,795	—	—	3,132,198,795
Fixed-Income Funds	546,109,697	—	—	546,109,697
Money Market Funds	914,201,404	—	—	914,201,404
Total Mutual Funds	4,592,509,896	—	—	4,592,509,896
Bonds
Corporate Bonds & Notes	—	45,189,522	—	45,189,522
Residential Mortgage-Backed Securities - Agency	—	125,670,302	—	125,670,302
Total Bonds	—	170,859,824	—	170,859,824
Equity Securities
Exchange-Traded Funds	390,702,760	—	—	390,702,760
Total Equity Securities	390,702,760	—	—	390,702,760
Other
Options Purchased Puts	147,682,175	—	—	147,682,175
Total Other	147,682,175	—	—	147,682,175
Investments in Securities	5,130,894,831	170,859,824	—	5,301,754,655
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	43,133	—	43,133
Futures Contracts	1,014,790	—	—	1,014,790
Liabilities
Forward Foreign Currency Exchange Contracts	—	(4,400)	—	(4,400)
Futures Contracts	(15,437,931)	—	—	(15,437,931)
Total	5,116,471,690	170,898,557	—	5,287,370,247

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 23.0%
CONSUMER DISCRETIONARY 3.0%
Automobiles 0.2%
Tesla Motors, Inc. (a)	2,531	$614,223
Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp.	7,315	693,535
Internet & Catalog Retail 0.6%
Amazon.com, Inc. (a)	3,221	1,038,579
Priceline Group, Inc. (The) (a)	908	1,051,991
Total		2,090,570
Media 0.7%
Comcast Corp., Class A	22,670	1,219,192
Discovery Communications, Inc., Class A (a)	8,980	339,444
Discovery Communications, Inc., Class C (a)	8,970	334,402
Time Warner, Inc.	3,000	225,630
Total		2,118,668
Multiline Retail 0.2%
Macy’s, Inc.	9,655	561,728
Specialty Retail 0.7%
Home Depot, Inc. (The)	9,440	866,026
TJX Companies, Inc. (The)	11,318	669,686
Tractor Supply Co.	12,289	755,896
Total		2,291,608
Textiles, Apparel & Luxury Goods 0.4%
Hanesbrands, Inc.	2,400	257,856
Michael Kors Holdings Ltd. (a)	10,054	717,755
VF Corp.	5,335	352,270
Total		1,327,881
TOTAL CONSUMER DISCRETIONARY		9,698,213
CONSUMER STAPLES 1.7%
Beverages 0.2%
Anheuser-Busch InBev NV, ADR	2,190	242,761
Coca-Cola Co. (The)	10,600	452,196
Total		694,957
Food & Staples Retailing 0.3%
CVS Health Corp.	8,125	646,669

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	5,590	$427,467
Total		1,074,136
Food Products 0.2%
General Mills, Inc.	6,935	349,871
Kraft Foods Group, Inc.	4,160	234,624
Total		584,495
Household Products 0.5%
Kimberly-Clark Corp.	5,255	565,280
Procter & Gamble Co. (The)	10,075	843,681
Total		1,408,961
Tobacco 0.5%
Altria Group, Inc.	15,135	695,302
Philip Morris International, Inc.	11,805	984,537
Total		1,679,839
TOTAL CONSUMER STAPLES		5,442,388
ENERGY 2.1%
Energy Equipment & Services 0.5%
FMC Technologies, Inc. (a)	12,613	685,012
Schlumberger Ltd.	7,240	736,236
Total		1,421,248
Oil, Gas & Consumable Fuels 1.6%
BP PLC, ADR	5,135	225,683
Cabot Oil & Gas Corp.	27,820	909,436
Chevron Corp.	6,700	799,444
ConocoPhillips	8,090	619,047
Exxon Mobil Corp.	10,060	946,143
Kinder Morgan, Inc.	4,500	172,530
Occidental Petroleum Corp.	5,975	574,496
Phillips 66	5,370	436,635
Royal Dutch Shell PLC, ADR, Class A	6,965	530,245
Total		5,213,659
TOTAL ENERGY		6,634,907
FINANCIALS 2.8%
Banks 1.2%
Fifth Third Bancorp	14,000	280,280
JPMorgan Chase & Co.	20,535	1,237,029

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
PNC Financial Services Group, Inc. (The)	6,260	$535,731
U.S. Bancorp	17,870	747,502
Wells Fargo & Co.	22,960	1,190,935
Total		3,991,477
Capital Markets 0.4%
BlackRock, Inc.	2,240	735,437
Northern Trust Corp.	5,885	400,356
T. Rowe Price Group, Inc.	3,440	269,696
Total		1,405,489
Consumer Finance 0.2%
American Express Co.	5,400	472,716
Diversified Financial Services 0.1%
CME Group, Inc.	5,090	406,971
Insurance 0.7%
ACE Ltd.	4,165	436,784
Chubb Corp. (The)	3,665	333,808
Marsh & McLennan Companies, Inc.	12,570	657,914
MetLife, Inc.	11,910	639,805
Total		2,068,311
Real Estate Investment Trusts (REITs) 0.2%
Duke Realty Corp.	6,675	114,676
Public Storage	1,525	252,906
Simon Property Group, Inc.	1,345	221,145
Total		588,727
TOTAL FINANCIALS		8,933,691
HEALTH CARE 4.3%
Biotechnology 2.0%
Alexion Pharmaceuticals, Inc. (a)	4,873	808,041
Amgen, Inc.	8,200	1,151,772
Biogen Idec, Inc. (a)	2,780	919,652
Celgene Corp. (a)	9,940	942,113
Gilead Sciences, Inc. (a)	4,991	531,292
Pharmacyclics, Inc. (a)	7,181	843,265
Vertex Pharmaceuticals, Inc. (a)	10,038	1,127,367
Total		6,323,502

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 0.1%
Covidien PLC	1,625	$140,579
Medtronic, Inc.	4,000	247,800
Total		388,379
Life Sciences Tools & Services 0.3%
Illumina, Inc. (a)	5,372	880,578
Pharmaceuticals 1.9%
AbbVie, Inc.	17,200	993,472
Bristol-Myers Squibb Co.	16,131	825,585
Johnson & Johnson	13,325	1,420,312
Merck & Co., Inc.	21,650	1,283,412
Pfizer, Inc.	42,100	1,244,897
Roche Holding AG, ADR	14,375	531,731
Total		6,299,409
TOTAL HEALTH CARE		13,891,868
INDUSTRIALS 2.1%
Aerospace & Defense 1.1%
Boeing Co. (The)	6,910	880,196
Honeywell International, Inc.	9,655	899,074
Precision Castparts Corp.	2,650	627,732
Raytheon Co.	8,465	860,213
United Technologies Corp.	2,635	278,256
Total		3,545,471
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B	5,340	524,869
Commercial Services & Supplies 0.1%
Waste Management, Inc.	8,115	385,706
Electrical Equipment 0.1%
Emerson Electric Co.	4,895	306,329
Machinery 0.4%
Dover Corp.	5,885	472,742
Illinois Tool Works, Inc.	3,470	292,937
Parker-Hannifin Corp.	3,625	413,794
Total		1,179,473
Trading Companies & Distributors 0.3%
Fastenal Co.	22,065	990,718
TOTAL INDUSTRIALS		6,932,566

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 5.0%
Communications Equipment 0.2%
Cisco Systems, Inc.	24,640	$620,189
Internet Software & Services 1.3%
Alibaba Group Holding Ltd., ADR (a)	953	84,674
Baidu, Inc., ADR (a)	4,147	905,000
Facebook, Inc., Class A (a)	12,040	951,642
LinkedIn Corp., Class A (a)	5,415	1,125,183
MercadoLibre, Inc.	4,760	517,174
Twitter, Inc. (a)	11,730	605,033
Total		4,188,706
IT Services 0.9%
Automatic Data Processing, Inc.	6,590	547,497
Cognizant Technology Solutions Corp., Class A (a)	16,410	734,676
International Business Machines Corp.	4,550	863,726
Visa, Inc., Class A	4,165	888,686
Total		3,034,585
Semiconductors & Semiconductor Equipment 0.9%
ARM Holdings PLC, ADR	15,598	681,477
Intel Corp.	31,320	1,090,562
KLA-Tencor Corp.	6,800	535,704
Texas Instruments, Inc.	9,850	469,747
Total		2,777,490
Software 1.2%
Microsoft Corp.	30,690	1,422,788
Red Hat, Inc. (a)	2,684	150,707
Salesforce.com, Inc. (a)	16,441	945,851
Splunk, Inc. (a)	13,753	761,366
VMware, Inc., Class A (a)	7,666	719,377
Total		4,000,089
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc.	11,000	1,108,250
EMC Corp.	18,415	538,823
Total		1,647,073
TOTAL INFORMATION TECHNOLOGY		16,268,132

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 0.8%
Chemicals 0.7%
EI du Pont de Nemours & Co.	9,305	$667,727
LyondellBasell Industries NV, Class A	3,855	418,884
Monsanto Co.	7,537	847,988
Sherwin-Williams Co. (The)	2,200	481,778
Total		2,416,377
Containers & Packaging 0.1%
Sonoco Products Co.	6,965	273,655
TOTAL MATERIALS		2,690,032
TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	30,800	1,539,692
TOTAL TELECOMMUNICATION SERVICES		1,539,692
UTILITIES 0.7%
Electric Utilities 0.3%
American Electric Power Co., Inc.	5,000	261,050
Duke Energy Corp.	3,245	242,629
NextEra Energy, Inc.	2,595	243,618
Northeast Utilities	7,230	320,289
Total		1,067,586
Multi-Utilities 0.4%
CMS Energy Corp.	10,625	315,137
Dominion Resources, Inc.	3,940	272,215
Sempra Energy	2,500	263,450
Wisconsin Energy Corp.	6,810	292,830
Total		1,143,632
TOTAL UTILITIES		2,211,218
Total Common Stocks (Cost: $68,718,144)		$74,242,707

Convertible Preferred Stocks 2.8%
CONSUMER STAPLES 0.4%
Food Products 0.4%
Bunge Ltd., 4.875%	4,300	466,571
Post Holdings, Inc., 3.750% (b)	4,500	379,700
Tyson Foods, Inc., 4.750% (a)	9,800	495,488
Total		1,341,759
TOTAL CONSUMER STAPLES		1,341,759

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., 5.750% (b)	420	$465,937
Penn Virginia Corp., 6.000% (b)	1,500	148,592
Total		614,529
TOTAL ENERGY		614,529
FINANCIALS 1.2%
Banks 0.3%
Bank of America Corp., 7.250%	400	458,600
Wells Fargo & Co., 7.500%	410	493,029
Total		951,629
Capital Markets 0.1%
AMG Capital Trust II, 5.150%	7,700	476,438
Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc., 7.000%	23,000	619,203
American Tower Corp., 5.250%	2,230	241,955
Crown Castle International Corp., 4.500%	4,600	480,921
Health Care REIT, Inc., 6.500%	8,200	468,876
Weyerhaeuser Co., 6.375%	8,700	470,061
iStar Financial, Inc., 4.500%	4,000	230,575
Total		2,511,591
TOTAL FINANCIALS		3,939,658
HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Alere, Inc., 3.000%	1,200	399,366
TOTAL HEALTH CARE		399,366
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	5,400	318,006
TOTAL INDUSTRIALS		318,006
MATERIALS 0.1%
Metals & Mining 0.1%
Alcoa, Inc., 5.375% (a)	4,800	239,520
TOTAL MATERIALS		239,520

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Intelsat SA, 5.750%	4,300	$204,164
Iridium Communications, Inc., 6.750%	850	281,590
Total		485,754
TOTAL TELECOMMUNICATION SERVICES		485,754
UTILITIES 0.5%
Electric Utilities 0.2%
Exelon Corp. 6.500%	3,137	159,153
NextEra Energy, Inc., 5.599%	7,800	488,663
Total		647,816
Multi-Utilities 0.3%
CenterPoint Energy, Inc., 3.719% (c)	8,900	541,231
Dominion Resources, Inc., 6.000%	5,000	281,250
Dominion Resources, Inc., 6.125%	4,700	263,482
Total		1,085,963
TOTAL UTILITIES		1,733,779
Total Convertible Preferred Stocks (Cost: $8,887,071)		$9,072,371

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 3.7%
Automotive 0.1%
Navistar International Corp. (b)
Senior Subordinated Notes
10/15/18	4.500%	244,000	237,510
04/15/19	4.750%	240,000	240,150
Total			477,660
Brokerage/Asset Managers/Exchanges 0.1%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	450,000	379,125
Building Materials 0.3%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	399,000	477,802
Layne Christensen Co. Senior Unsecured (b)
11/15/18	4.250%	484,000	391,135
Total			868,937

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Consumer Cyclical Services —%
HomeAway, Inc. Senior Unsecured (b)
04/01/19	0.125%	$150,000	$146,438
Finance Companies 0.1%
Ares Capital Corp. Senior Unsecured
01/15/19	4.375%	464,000	477,340
Food and Beverage 0.2%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	481,000	481,000
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	200,000	251,875
Independent Energy 0.3%
Chesapeake Energy Corp.
12/15/38	2.250%	501,000	478,142
Endeavour International Corp.
07/15/16	5.500%	282,000	15,510
Goodrich Petroleum Corp.
10/01/32	5.000%	340,000	358,912
Total			852,564
Integrated Energy —%
American Energy - Utica LLC PIK (b)
03/01/21	3.500%	120,000	139,200
Lodging 0.2%
Morgans Hotel Group Co.
10/15/14	2.375%	482,000	480,795
Media and Entertainment 0.1%
Cenveo Corp.
05/15/17	7.000%	323,000	335,597
Metals 0.2%
Alpha Natural Resources, Inc.
12/15/20	4.875%	225,000	133,172
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	473,000	472,273
Total			605,445

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Oil Field Services 0.3%
Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	$510,000	$423,183
Vantage Drilling Co. Senior Unsecured (b)
07/15/43	5.500%	429,000	407,550
Total			830,733
Other Financial Institutions 0.1%
GSV Capital Corp. Senior Unsecured
09/15/18	5.250%	454,000	429,881
Other REIT 0.3%
Apollo Commercial Real Estate Finance, Inc. Senior Unsecured
03/15/19	5.500%	325,000	322,156
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	227,000	237,288
Campus Crest Communities Operating Partnership LP (b)
10/15/18	4.750%	457,000	433,579
Total			993,023
Pharmaceuticals 0.4%
ARIAD Pharmaceuticals, Inc. Senior Unsecured (b)
06/15/19	3.625%	250,000	229,200
Corsicanto Ltd. Senior Unsecured
01/15/32	3.500%	320,000	212,800
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	220,000	150,700
Supernus Pharmaceuticals, Inc. Senior Secured (b)
05/01/19	7.500%	217,000	392,095
Vivus, Inc. Senior Unsecured (b)
05/01/20	4.500%	396,000	288,585
Total			1,273,380
Property & Casualty 0.2%
MGIC Investment Corp. (b)(c)
04/01/63	9.000%	395,000	504,612

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Refining 0.1%
Clean Energy Fuels Corp. Senior Unsecured (b)
10/01/18	5.250%	$229,000	$204,535
Technology 0.3%
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	353,000	349,470
Exelixis, Inc.
08/15/19	4.250%	250,000	143,125
Violin Memory, Inc. Senior Unsecured (b)
10/01/19	4.250%	300,000	320,625
j2 Global, Inc. Senior Unsecured
06/15/29	3.250%	168,000	167,475
Total			980,695
Tobacco 0.2%
Vector Group Ltd. Senior Unsecured
04/15/20	1.750%	525,000	585,490
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	481,000	475,589
Total Convertible Bonds (Cost: $12,379,695)			$11,773,914

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 18.6%
UNITED STATES 18.6%
U.S. Treasury Bills
10/02/14	0.000%	$60,000,000	$60,000,032
Total Treasury Bills (Cost: $60,000,016)			$60,000,032

	Shares	Value

Money Market Funds 47.2%
Columbia Short-Term Cash Fund, 0.093% (d)(e)	152,479,887	$152,479,887
Total Money Market Funds (Cost: $152,479,887)		$152,479,887
Total Investments
(Cost: $302,464,813)		$307,568,911(f)
Other Assets & Liabilities, Net		15,298,679
Net Assets		$322,867,590

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	10/17/14	19,100,000	17,747,185	1,043,088	—
			AUD	USD
Barclays Capital	10/17/14	7,250,000	6,632,392	161,430	—
			CAD	USD
Barclays Capital	10/17/14	11,700,000	15,588,834	809,622	—
			EUR	USD
Barclays Capital	10/17/14	10,250,000	17,031,656	417,169	—
			GBP	USD
Barclays Capital	10/17/14	5,325,300,000	51,830,174	3,269,514	—
			JPY	USD
Barclays Capital	10/17/14	25,400,000	4,115,153	163,895	—
			NOK	USD
Barclays Capital	10/17/14	19,100,000	16,041,708	1,154,977	—
			NZD	USD
Barclays Capital	10/17/14	112,299,646	16,320,066	758,480	—
			SEK	USD
Barclays Capital	10/17/14	6,400,000	5,135,571	118,757	—
			SGD	USD
Barclays Capital	10/17/14	2,230,013	2,400,000	—	(131,069)
			USD	AUD
Barclays Capital	10/17/14	12,103,580	11,000,000	—	(580,127)
			USD	CHF
Barclays Capital	10/17/14	3,330,948	2,500,000	—	(172,996)
			USD	EUR
Barclays Capital	10/17/14	2,658,600	1,600,000	—	(65,119)
			USD	GBP
Barclays Capital	10/17/14	117,774	12,100,000	—	(7,435)
			USD	JPY
Barclays Capital	10/17/14	8,392,320	51,800,000	—	(334,243)
			USD	NOK
Barclays Capital	10/17/14	1,679,760	2,000,000	—	(120,940)
			USD	NZD
Barclays Capital	10/17/14	118,238,499	147,350,000	—	(2,734,192)
			USD	SGD
Citigroup Global Markets Inc.	10/17/14	2,400,000	2,229,312	130,368	—
			AUD	USD

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	10/17/14	29,000,000	26,536,850	653,002	—
			CAD	USD
Citigroup Global Markets Inc.	10/17/14	3,100,000	3,412,669	165,150	—
			CHF	USD
Citigroup Global Markets Inc.	10/17/14	5,200,000	8,640,216	211,403	—
			GBP	USD
Citigroup Global Markets Inc.	10/17/14	280,000,000	2,726,122	172,841	—
			JPY	USD
Citigroup Global Markets Inc.	10/17/14	56,900,000	47,760,722	3,412,292	—
			NZD	USD
Citigroup Global Markets Inc.	10/17/14	17,133,737	2,493,812	119,556	—
			SEK	USD
Citigroup Global Markets Inc.	10/17/14	40,684,944	43,800,000	—	(2,379,213)
			USD	AUD
Citigroup Global Markets Inc.	10/17/14	21,797,045	19,800,000	—	(1,054,830)
			USD	CHF
Citigroup Global Markets Inc.	10/17/14	43,300,725	32,500,000	—	(2,247,358)
			USD	EUR
Citigroup Global Markets Inc.	10/17/14	8,155,588	4,908,333	—	(199,546)
			USD	GBP
Citigroup Global Markets Inc.	10/17/14	41,646,708	4,277,533,333	—	(2,640,484)
			USD	JPY
Citigroup Global Markets Inc.	10/17/14	32,955,098	203,300,000	—	(1,329,481)
			USD	NOK
Citigroup Global Markets Inc.	10/17/14	2,756,767	3,284,290	—	(196,959)
			USD	NZD
Citigroup Global Markets Inc.	10/17/14	22,608,738	155,333,333	—	(1,083,887)
			USD	SEK
Citigroup Global Markets Inc.	10/17/14	188,022,116	234,300,000	—	(4,359,685)
			USD	SGD
Credit Suisse	10/17/14	12,600,000	11,700,675	681,218	—
			AUD	USD
Credit Suisse	10/17/14	4,400,000	4,025,912	98,708	—
			CAD	USD
Credit Suisse	10/17/14	31,100,000	34,090,928	1,510,984	—
			CHF	USD
Credit Suisse	10/17/14	33,300,000	44,368,587	2,304,676	—
			EUR	USD
Credit Suisse	10/17/14	1,877,600,000	18,275,258	1,153,688	—
			JPY	USD
Credit Suisse	10/17/14	77,800,000	12,604,579	501,908	—
			NOK	USD
Credit Suisse	10/17/14	18,600,000	2,706,553	129,114	—
			SEK	USD
Credit Suisse	10/17/14	99,900,000	80,156,622	1,847,289	—
			SGD	USD
Credit Suisse	10/17/14	183,383	200,000	—	(4,874)
			USD	CAD
Credit Suisse	10/17/14	27,621,997	33,100,000	—	(1,823,525)
			USD	NZD
Deutsche Bank	10/17/14	9,500,000	8,821,700	513,379	—
			AUD	USD
Deutsche Bank	10/17/14	4,300,000	3,949,774	111,824	—
			CAD	USD
Deutsche Bank	10/17/14	2,500,000	3,236,150	78,199	—
			EUR	USD
Deutsche Bank	10/17/14	456,200,000	4,351,381	191,358	—
			JPY	USD
Deutsche Bank	10/17/14	19,400,000	2,822,824	134,527	—
			SEK	USD
Deutsche Bank	10/17/14	4,100,000	3,280,979	67,082	—
			SGD	USD
Deutsche Bank	10/17/14	2,334,820	2,500,000	—	(148,420)
			USD	AUD
Deutsche Bank	10/17/14	979,978	900,000	—	(37,150)
			USD	CHF
Deutsche Bank	10/17/14	5,650,282	4,300,000	—	(218,606)
			USD	EUR
Deutsche Bank	10/17/14	3,309,759	23,000,000	—	(122,603)
			USD	SEK
HSBC Securities (USA), Inc.	10/17/14	20,500,000	16,450,008	380,525	—
			SGD	USD
Morgan Stanley	10/17/14	3,500,000	3,255,716	194,755	—
			AUD	USD
Morgan Stanley	10/17/14	18,200,000	16,654,542	410,196	—
			CAD	USD
Morgan Stanley	10/17/14	11,600,000	19,273,493	470,757	—
			GBP	USD
Morgan Stanley	10/17/14	1,321,405	1,200,000	—	(64,302)
			USD	CHF
Morgan Stanley	10/17/14	24,480,531	30,500,000	—	(572,276)
			USD	SGD
State Street Bank & Trust Company	10/17/14	15,100,000	14,025,031	819,174	—
			AUD	USD
State Street Bank & Trust Company	10/17/14	3,000,000	3,998,430	208,888	—
			EUR	USD
State Street Bank & Trust Company	10/17/14	23,151,590	19,434,602	1,390,021	—
			NZD	USD
State Street Bank & Trust Company	10/17/14	28,092,972	30,700,000	—	(691,795)
			USD	CAD
State Street Bank & Trust Company	10/17/14	6,605,820	6,000,000	—	(320,300)
			USD	CHF
State Street Bank & Trust Company	10/17/14	32,738,642	19,700,000	—	(806,409)
			USD	GBP
State Street Bank & Trust Company	10/17/14	6,385,941	655,900,000	—	(404,882)
			USD	JPY
UBS Securities	10/17/14	31,100,000	28,584,677	1,385,859	—
			AUD	USD
UBS Securities	10/17/14	16,900,000	15,227,969	143,933	—
			CAD	USD
UBS Securities	10/17/14	26,600,000	29,110,186	1,244,382	—
			CHF	USD
UBS Securities	10/17/14	14,000,000	18,490,149	805,621	—
			EUR	USD
UBS Securities	10/17/14	31,900,000	52,694,015	986,490	—
			GBP	USD
UBS Securities	10/17/14	3,316,300,000	31,735,510	1,494,638	—
			JPY	USD
UBS Securities	10/17/14	285,800,000	46,096,612	1,637,185	—
			NOK	USD
UBS Securities	10/17/14	32,332,700	26,770,595	1,570,165	—
			NZD	USD
UBS Securities	10/17/14	389,733,333	56,353,095	2,346,967	—
			SEK	USD
UBS Securities	10/17/14	274,950,000	220,356,310	4,829,271	—
			SGD	USD
UBS Securities	10/17/14	29,698,194	32,800,000	—	(1,012,624)
			USD	AUD
UBS Securities	10/17/14	59,655,288	65,250,000	—	(1,416,630)
			USD	CAD
UBS Securities	10/17/14	12,251,417	11,200,000	—	(518,446)
			USD	CHF

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	10/17/14	13,372,114	10,200,000	—	(487,673)
		USD	EUR
UBS Securities	10/17/14	10,006,862	6,200,000	42,876	—
		USD	GBP
UBS Securities	10/17/14	80,757,523	48,841,667	—	(1,631,693)
		USD	GBP
UBS Securities	10/17/14	54,159,694	5,609,066,667	—	(3,011,405)
		USD	JPY
UBS Securities	10/17/14	22,815,004	142,344,195	—	(671,753)
		USD	NOK
UBS Securities	10/17/14	86,265,519	102,900,000	—	(6,064,229)
		USD	NZD
UBS Securities	10/17/14	8,627,315	60,133,383	—	(294,511)
		USD	SEK
UBS Securities	10/17/14	48,773,629	61,700,000	—	(408,405)
		USD	SGD
Total				42,447,201	(40,370,075)

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $12,090,170 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	146	JPY	19,410,312	12/2014	11,055	—
3MO EURO EURIBOR	262	EUR	82,676,031	06/2015	2,862	—
3MO EURO SWISS FRANC	128	CHF	33,551,901	06/2015	—	(5,825)
90 DAY STERLING	73	GBP	14,640,627	06/2015	4,379	—
AUST 10YR BOND	445	AUD	47,066,165	12/2014	176,763	—
BANK ACCEPT	116	CAD	25,552,212	06/2015	1,008	—
CAC40 10 EURO	40	EUR	2,230,042	10/2014	964	—
CAN 10YR BOND	56	CAD	6,774,302	12/2014	—	(44,473)
CBOE VIX	234	USD	3,814,200	10/2014	9,892	—
CBOE VIX	282	USD	4,737,600	12/2014	20,267	—
DAX INDEX	22	EUR	6,592,839	12/2014	—	(122,964)
EURO STOXX 50	179	EUR	7,286,753	12/2014	2,205	—
EURO$ 90 DAY	60	USD	14,916,750	06/2015	—	(144)
EURO-BUND	70	EUR	13,235,506	12/2014	83,889	—
FTSE 100 INDEX	102	GBP	10,922,678	12/2014	—	(290,738)
FTSE/MIB INDEX	72	EUR	9,490,005	12/2014	79,817	—
HANG SENG INDEX	45	HKD	6,612,491	10/2014	—	(340,598)
IBEX 35 INDEX	18	EUR	2,468,693	10/2014	4,650	—
LONG GILT	57	GBP	10,454,765	12/2014	64,778	—
MSCI SING IX ETS	36	SGD	2,084,314	10/2014	—	(13,377)
OMXS30 INDEX	99	SEK	1,926,563	10/2014	16,384	—
S&P 500	4	USD	1,965,500	12/2014	—	(11,064)
S&P/TSE 60 INDEX	17	CAD	2,614,474	12/2014	—	(98,518)
SPI 200	13	AUD	1,503,298	12/2014	—	(52,343)
TOPIX INDEX	18	JPY	2,177,069	12/2014	44,636	—
US LONG BOND	93	USD	12,825,282	12/2014	—	(30,519)
Total					523,549	(1,010,563)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	(1,163)	JPY	(154,617,762)	12/2014	—	(133,742)
3MO EUROYEN (TFX)	(322)	JPY	(73,266,560)	06/2015	—	(14,784)
90 DAY STERLING	(322)	GBP	(64,579,206)	06/2015	—	(23,994)
CAN 10YR BOND	(54)	CAD	(6,532,363)	12/2014	49,317	—
CBOE VIX	(81)	USD	(1,348,650)	11/2014	—	(4,260)
CBOE VIX	(339)	USD	(5,915,550)	01/2015	—	(25,016)
CBOE VIX	(105)	USD	(1,879,500)	02/2015	—	(12,823)
EURO$ 90 DAY	(259)	USD	(64,390,638)	06/2015	—	(559)
OMXS30 INDEX	(474)	SEK	(9,224,148)	10/2014	32,499	—
S&P 500	(18)	USD	(8,844,750)	12/2014	53,475	—
S&P/TSE 60 INDEX	(89)	CAD	(13,687,540)	12/2014	376,744	—
S&P500 EMINI	(756)	USD	(74,295,900)	12/2014	1,065,998	—
SPI 200	(63)	AUD	(7,285,212)	12/2014	179,191	—
Total					1,757,224	(215,178)

Notes to Consolidated Portfolio of Investments

(a)            Non-income producing.

(b)            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $4,929,443 or 1.53% of net assets.

(c)            Variable rate security.

(d)            The rate shown is the seven-day current annualized yield at September 30, 2014.

(e)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	231,832,037	383,689,926	(463,042,076)	152,479,887	150,255	152,479,887

(f)            Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

PIK                               Payment-in-Kind

Currency Legend

AUD                         Australian Dollar

CAD                         Canadian Dollar

CHF                         Swiss Franc

EUR                         Euro

GBP                         British Pound

HKD                         Hong Kong Dollar

JPY                            Japanese Yen

NOK                        Norwegian Krone

NZD                         New Zealand Dollar

SEK                           Swedish Krona

SGD                        Singapore Dollar

USD                         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels inputs within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	9,698,213	—	—	9,698,213
Consumer Staples	5,442,388	—	—	5,442,388
Energy	6,634,907	—	—	6,634,907
Financials	8,933,691	—	—	8,933,691
Health Care	13,891,868	—	—	13,891,868
Industrials	6,932,566	—	—	6,932,566
Information Technology	16,268,132	—	—	16,268,132
Materials	2,690,032	—	—	2,690,032
Telecommunication Services	1,539,692	—	—	1,539,692
Utilities	2,211,218	—	—	2,211,218
Convertible Preferred Stocks
Consumer Staples	—	1,341,759	—	1,341,759
Energy	—	614,529	—	614,529
Financials	2,132,521	1,807,137	—	3,939,658
Health Care	399,366	—	—	399,366
Industrials	318,006	—	—	318,006
Materials	239,520	—	—	239,520
Telecommunication Services	204,164	281,590	—	485,754
Utilities	544,732	1,189,047	—	1,733,779
Total Equity Securities	78,081,016	5,234,062	—	83,315,078
Bonds
Convertible Bonds	—	11,773,914	—	11,773,914
Total Bonds	—	11,773,914	—	11,773,914
Short-Term Securities
Treasury Bills	60,000,032	—	—	60,000,032
Total Short-Term Securities	60,000,032	—	—	60,000,032
Mutual Funds
Money Market Funds	152,479,887	—	—	152,479,887
Total Mutual Funds	152,479,887	—	—	152,479,887
Investments in Securities	290,560,935	17,007,976	—	307,568,911
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	42,447,201	—	42,447,201
Futures Contracts	2,280,773	—	—	2,280,773
Liabilities
Forward Foreign Currency Exchange Contracts	—	(40,370,075)	—	(40,370,075)
Futures Contracts	(1,225,741)	—	—	(1,225,741)
Total	291,615,967	19,085,102	—	310,701,069

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%
CONSUMER DISCRETIONARY 21.0%
Automobiles 2.2%
Tesla Motors, Inc. (a)	19,975	$4,847,533
Internet & Catalog Retail 7.9%
Amazon.com, Inc. (a)	27,713	8,935,780
Priceline Group, Inc. (The) (a)	7,139	8,271,102
Total		17,206,882
Media 2.6%
Discovery Communications, Inc., Class A (a)	74,691	2,823,320
Discovery Communications, Inc., Class C (a)	74,691	2,784,480
Total		5,607,800
Specialty Retail 5.6%
TJX Companies, Inc. (The)	101,092	5,981,614
Tractor Supply Co.	103,193	6,347,401
Total		12,329,015
Textiles, Apparel & Luxury Goods 2.7%
Michael Kors Holdings Ltd. (a)	82,696	5,903,668
TOTAL CONSUMER DISCRETIONARY		45,894,898
ENERGY 5.7%
Energy Equipment & Services 2.3%
FMC Technologies, Inc. (a)	95,139	5,166,999
Oil, Gas & Consumable Fuels 3.4%
Cabot Oil & Gas Corp.	226,200	7,394,478
TOTAL ENERGY		12,561,477
HEALTH CARE 25.6%
Biotechnology 19.1%
Alexion Pharmaceuticals, Inc. (a)	39,276	6,512,746
Biogen Idec, Inc. (a)	22,198	7,343,320
Celgene Corp. (a)	80,282	7,609,128
Gilead Sciences, Inc. (a)	40,906	4,354,444
Pharmacyclics, Inc. (a)	57,369	6,736,842
Vertex Pharmaceuticals, Inc. (a)	82,197	9,231,545
Total		41,788,025
Life Sciences Tools & Services 3.4%
Illumina, Inc. (a)	44,605	7,311,652

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	132,000	$6,755,760
TOTAL HEALTH CARE		55,855,437
INDUSTRIALS 6.1%
Aerospace & Defense 2.3%
Precision Castparts Corp.	21,448	5,080,602
Trading Companies & Distributors 3.8%
Fastenal Co.	184,542	8,285,936
TOTAL INDUSTRIALS		13,366,538
INFORMATION TECHNOLOGY 33.9%
Internet Software & Services 15.5%
Alibaba Group Holding Ltd., ADR (a)	7,694	683,612
Baidu, Inc., ADR (a)	33,718	7,358,279
Facebook, Inc., Class A (a)	94,931	7,503,346
LinkedIn Corp., Class A (a)	44,978	9,345,979
MercadoLibre, Inc.	37,800	4,106,970
Twitter, Inc. (a)	93,070	4,800,551
Total		33,798,737
IT Services 6.1%
Cognizant Technology Solutions Corp., Class A (a)	128,410	5,748,916
Visa, Inc., Class A	35,315	7,535,161
Total		13,284,077
Semiconductors & Semiconductor Equipment 2.6%
ARM Holdings PLC, ADR	132,198	5,775,731
Software 9.7%
Red Hat, Inc. (a)	19,699	1,106,099
Salesforce.com, Inc. (a)	134,342	7,728,695
Splunk, Inc. (a)	111,921	6,195,946
VMware, Inc., Class A (a)	64,970	6,096,785
Total		21,127,525
TOTAL INFORMATION TECHNOLOGY		73,986,070
MATERIALS 3.2%
Chemicals 3.2%
Monsanto Co.	61,715	6,943,554
TOTAL MATERIALS		6,943,554
Total Common Stocks (Cost: $187,559,593)		$208,607,974

	Shares	Value

Money Market Funds 6.7%

Columbia Short-Term Cash Fund, 0.093% (b)(c)	14,521,400	$14,521,400
Total Money Market Funds (Cost: $14,521,400)		$14,521,400
Total Investments
(Cost: $202,080,993) (d)		$223,129,374(e)
Other Assets & Liabilities, Net		(4,763,143)
Net Assets		$218,366,231

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at September 30, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,666,191	98,413,648	(89,558,439)	14,521,400	4,745	14,521,400

(d)            At September 30, 2014, the cost of securities for federal income tax purposes was approximately $202,081,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$23,965,000
Unrealized Depreciation	(2,917,000)
Net Unrealized Appreciation	$21,048,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	45,894,898	—	—	45,894,898
Energy	12,561,477	—	—	12,561,477
Health Care	55,855,437	—	—	55,855,437
Industrials	13,366,538	—	—	13,366,538
Information Technology	73,986,070	—	—	73,986,070
Materials	6,943,554	—	—	6,943,554
Total Equity Securities	208,607,974	—	—	208,607,974
Mutual Funds
Money Market Funds	14,521,400	—	—	14,521,400
Total Mutual Funds	14,521,400	—	—	14,521,400
Total	223,129,374	—	—	223,129,374

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 9.8%
Auto Components 2.6%
Cooper Tire & Rubber Co.	90,950	$2,610,265
Dana Holding Corp.	175,236	3,359,274
Fuel Systems Solutions, Inc. (a)	68,675	611,894
Gentherm, Inc. (a)	40,089	1,692,959
Remy International, Inc.	50,279	1,032,228
Total		9,306,620
Distributors 0.2%
VOXX International Corp. (a)	90,805	844,487
Diversified Consumer Services 0.9%
K12, Inc. (a)	80,957	1,292,074
Steiner Leisure Ltd. (a)	32,440	1,219,420
Universal Technical Institute, Inc.	73,841	690,413
Total		3,201,907
Household Durables 0.6%
Cavco Industries, Inc. (a)	15,177	1,032,036
Hooker Furniture Corp.	45,940	698,747
UCP Inc., Class A (a)	43,262	516,981
Total		2,247,764
Leisure Products 0.7%
Johnson Outdoors, Inc., Class A	11,406	295,415
Malibu Boats, Inc., Class A (a)	66,669	1,234,710
Smith & Wesson Holding Corp. (a)	106,650	1,006,776
Total		2,536,901
Multiline Retail 0.4%
Tuesday Morning Corp. (a)	68,174	1,322,916
Specialty Retail 1.7%
Children’s Place, Inc. (The)	32,450	1,546,567
Citi Trends, Inc. (a)	56,638	1,251,700
Destination Maternity Corp.	39,840	615,130
Finish Line, Inc., Class A (The)	73,910	1,849,967
Haverty Furniture Companies, Inc.	49,942	1,088,236
Total		6,351,600
Textiles, Apparel & Luxury Goods 2.7%
Columbia Sportswear Co.	71,320	2,551,829
Deckers Outdoor Corp. (a)	27,550	2,677,309
G-III Apparel Group Ltd. (a)	24,660	2,043,328
Steven Madden Ltd. (a)	81,160	2,615,787
Total		9,888,253
TOTAL CONSUMER DISCRETIONARY		35,700,448

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 3.1%
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	36,105	$2,270,282
Food Products 2.1%
Chiquita Brands International, Inc. (a)	91,040	1,292,768
Darling Ingredients, Inc. (a)	145,930	2,673,438
Fresh Del Monte Produce, Inc.	86,299	2,752,938
John B. Sanfilippo & Son, Inc.	27,005	873,882
Total		7,593,026
Personal Products 0.4%
Inter Parfums, Inc.	49,082	1,349,755
TOTAL CONSUMER STAPLES		11,213,063
ENERGY 6.5%
Energy Equipment & Services 2.4%
Dawson Geophysical Co.	52,902	961,758
Gulf Island Fabrication, Inc.	57,475	988,570
Gulfmark Offshore, Inc., Class A	51,420	1,612,017
Newpark Resources, Inc. (a)	165,021	2,052,861
Tesco Corp.	90,550	1,797,418
TGC Industries, Inc. (a)	167,759	645,872
Tidewater, Inc.	11,963	466,916
Total		8,525,412
Oil, Gas & Consumable Fuels 4.1%
Alpha Natural Resources, Inc. (a)	514,810	1,276,729
Arch Coal, Inc.	107,811	228,559
Bill Barrett Corp. (a)	88,360	1,947,455
Comstock Resources, Inc.	87,970	1,638,002
Goodrich Petroleum Corp. (a)	118,660	1,758,541
Rex Energy Corp. (a)	125,664	1,592,163
Stone Energy Corp. (a)	92,019	2,885,716
Ultra Petroleum Corp. (a)	65,090	1,513,993
VAALCO Energy, Inc. (a)	115,234	979,489
World Fuel Services Corp.	28,270	1,128,538
Total		14,949,185
TOTAL ENERGY		23,474,597
FINANCIALS 38.0%
Banks 14.7%
Ameris Bancorp	100,468	2,205,273
BancFirst Corp.	32,912	2,058,975
BankUnited, Inc.	77,473	2,362,152
Banner Corp.	24,144	928,820
Bridge Bancorp, Inc.	23,840	563,816

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Bryn Mawr Bank Corp.	74,021	$2,097,015
Capital City Bank Group, Inc.	91,553	1,239,628
Cascade Bancorp (a)	303,508	1,532,715
Centerstate Banks, Inc.	72,733	752,787
Chemical Financial Corp.	68,859	1,851,618
Columbia Banking System, Inc.	84,379	2,093,443
Community Trust Bancorp, Inc.	53,387	1,795,405
FCB Financial Holdings, Inc., Class A (a)	74,459	1,690,964
First Citizens BancShares Inc., Class A	10,588	2,293,678
First Financial Corp.	46,769	1,447,501
First NBC Bank Holding Co. (a)	45,455	1,488,651
First Niagara Financial Group, Inc.	346,950	2,890,093
FirstMerit Corp.	114,730	2,019,248
Glacier Bancorp, Inc.	36,110	933,805
Hancock Holding Co.	103,164	3,306,406
Heritage Financial Corp.	28,296	448,209
Hudson Valley Holding Corp.	61,459	1,115,481
Investors Bancorp, Inc.	269,484	2,729,873
Merchants Bancshares, Inc.	60,859	1,715,615
Northrim BanCorp, Inc.	81,070	2,142,680
Sterling Bancorp	119,160	1,524,056
Synovus Financial Corp.	122,120	2,886,917
Towne Bank	92,156	1,251,478
Union Bankshares Corp.	62,250	1,437,975
Wintrust Financial Corp.	63,447	2,834,177
Total		53,638,454
Capital Markets 0.8%
INTL FCStone, Inc. (a)	103,535	1,793,226
Janus Capital Group, Inc.	67,650	983,631
Total		2,776,857
Consumer Finance 0.7%
Cash America International, Inc.	54,183	2,373,215
Diversified Financial Services 0.7%
Interactive Brokers Group, Inc., Class A	63,804	1,591,910
Pico Holdings, Inc. (a)	56,779	1,132,741
Total		2,724,651
Insurance 7.3%
American Equity Investment Life Holding Co.	125,100	2,862,288
Argo Group International Holdings Ltd.	50,813	2,556,402
Baldwin & Lyons, Inc., Class B	57,628	1,423,412
EMC Insurance Group, Inc.	45,170	1,304,510

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
FBL Financial Group, Inc., Class A	36,679	$1,639,551
Hanover Insurance Group, Inc. (The)	46,155	2,834,840
Horace Mann Educators Corp.	75,910	2,164,194
National Western Life Insurance Co., Class A	9,702	2,396,491
Navigators Group, Inc. (The) (a)	27,620	1,698,630
Safety Insurance Group, Inc.	33,055	1,781,995
Symetra Financial Corp.	165,325	3,857,032
United Fire Group, Inc.	68,950	1,914,742
Total		26,434,087
Real Estate Investment Trusts (REITs) 9.9%
AG Mortgage Investment Trust, Inc.	50,205	893,649
Apollo Residential Mortgage, Inc.	86,790	1,339,170
Associated Estates Realty Corp.	120,739	2,114,140
Brandywine Realty Trust	194,520	2,736,896
Campus Crest Communities, Inc.	170,838	1,093,363
Chesapeake Lodging Trust	93,873	2,736,398
Cousins Properties, Inc.	267,591	3,197,712
CYS Investments, Inc.	21,700	178,808
EastGroup Properties, Inc.	42,899	2,599,250
Highwoods Properties, Inc.	102,270	3,978,303
LaSalle Hotel Properties	85,590	2,930,602
National Health Investors, Inc.	36,797	2,102,581
Potlatch Corp.	54,387	2,186,901
Rexford Industrial Realty, Inc.	123,028	1,702,708
Select Income REIT	57,920	1,392,976
Sunstone Hotel Investors, Inc.	183,116	2,530,663
Terreno Realty Corp.	113,007	2,127,922
Total		35,842,042
Thrifts & Mortgage Finance 3.9%
Astoria Financial Corp.	178,030	2,205,792
Bank Mutual Corp.	264,528	1,695,624
BankFinancial Corp.	101,008	1,048,463
Brookline Bancorp, Inc.	250,531	2,142,040
Radian Group, Inc.	150,300	2,143,278
Washington Federal, Inc.	133,495	2,717,958
Westfield Financial, Inc.	139,028	981,538
WSFS Financial Corp.	18,065	1,293,635
Total		14,228,328
TOTAL FINANCIALS		138,017,634
HEALTH CARE 4.6%
Biotechnology 0.4%
ARIAD Pharmaceuticals, Inc. (a)	236,770	1,278,558

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 0.5%
Masimo Corp. (a)	92,784	$1,974,443
Health Care Providers & Services 2.3%
Chemed Corp.	24,323	2,502,837
Ensign Group, Inc. (The)	23,602	821,350
Molina Healthcare, Inc. (a)	65,510	2,771,073
Owens & Minor, Inc.	68,810	2,252,839
Total		8,348,099
Pharmaceuticals 1.4%
AVANIR Pharmaceuticals, Inc. (a)	136,280	1,624,458
Impax Laboratories, Inc. (a)	109,450	2,595,059
Supernus Pharmaceuticals, Inc. (a)	114,032	990,938
Total		5,210,455
TOTAL HEALTH CARE		16,811,555
INDUSTRIALS 12.2%
Aerospace & Defense 2.2%
Esterline Technologies Corp. (a)	35,130	3,908,915
KEYW Holding Corp. (The) (a)	128,760	1,425,373
Orbital Sciences Corp. (a)	100,503	2,793,984
Total		8,128,272
Building Products 0.4%
Universal Forest Products, Inc.	39,700	1,695,587
Commercial Services & Supplies 1.6%
Ennis, Inc.	61,702	812,616
Steelcase, Inc., Class A	118,570	1,919,648
Unifirst Corp.	31,468	3,039,494
Total		5,771,758
Electrical Equipment 0.9%
General Cable Corp.	114,042	1,719,753
GrafTech International Ltd. (a)	343,488	1,573,175
Total		3,292,928
Machinery 5.4%
Albany International Corp., Class A	35,285	1,201,101
Altra Industrial Motion Corp.	61,787	1,801,709
Briggs & Stratton Corp.	99,881	1,799,856
Dynamic Materials Corp.	61,168	1,165,250
EnPro Industries, Inc. (a)	23,426	1,417,976
FreightCar America, Inc.	32,997	1,098,800
Gorman-Rupp Co.	33,626	1,010,125
Hardinge, Inc.	48,540	531,028
Kadant, Inc.	37,486	1,463,828

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
LB Foster Co., Class A	44,534	$2,045,892
Lydall, Inc. (a)	23,466	633,817
Mueller Industries, Inc.	77,268	2,205,229
Standex International Corp.	32,473	2,407,548
Twin Disc, Inc.	31,545	850,453
Total		19,632,612
Road & Rail 1.1%
Heartland Express, Inc.	38,913	932,355
Werner Enterprises, Inc.	117,308	2,956,162
Total		3,888,517
Trading Companies & Distributors 0.6%
Houston Wire & Cable Co.	63,470	760,371
NOW, Inc. (a)	43,810	1,332,262
Total		2,092,633
TOTAL INDUSTRIALS		44,502,307
INFORMATION TECHNOLOGY 12.6%
Communications Equipment 1.9%
Alliance Fiber Optic Products, Inc.	54,350	675,570
Digi International, Inc. (a)	73,030	547,725
Harmonic, Inc. (a)	132,738	841,559
Plantronics, Inc.	23,180	1,107,540
Polycom, Inc. (a)	140,130	1,721,497
Riverbed Technology, Inc. (a)	98,660	1,829,650
Total		6,723,541
Electronic Equipment, Instruments & Components 1.0%
GSI Group, Inc. (a)	95,455	1,096,778
MTS Systems Corp.	18,009	1,229,294
OSI Systems, Inc. (a)	20,980	1,331,811
Total		3,657,883
Internet Software & Services 0.6%
j2 Global, Inc.	46,016	2,271,350
IT Services 1.2%
Lionbridge Technologies, Inc. (a)	248,854	1,119,843
MoneyGram International, Inc. (a)	122,941	1,541,680
TeleTech Holdings, Inc. (a)	76,450	1,879,141
Total		4,540,664
Semiconductors & Semiconductor Equipment 5.3%
Audience, Inc. (a)	73,480	543,752
Entegris, Inc. (a)	212,030	2,438,345

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Fairchild Semiconductor International, Inc. (a)	58,190	$903,691
Integrated Device Technology, Inc. (a)	105,070	1,675,867
International Rectifier Corp. (a)	46,430	1,821,913
IXYS Corp.	86,336	906,528
M/A-COM Technology Solutions Holdings, Inc. (a)	66,401	1,450,198
Microsemi Corp. (a)	67,200	1,707,552
MKS Instruments, Inc.	60,575	2,021,994
OmniVision Technologies, Inc. (a)	74,488	1,970,952
RF Micro Devices, Inc. (a)	126,110	1,455,309
Silicon Image, Inc. (a)	241,460	1,216,958
Spansion, Inc., Class A (a)	53,900	1,228,381
Total		19,341,440
Software 2.6%
EnerNOC, Inc. (a)	60,212	1,021,196
ePlus, Inc. (a)	16,350	916,417
Mentor Graphics Corp.	174,340	3,573,098
Netscout Systems, Inc. (a)	44,070	2,018,406
Silver Spring Networks, Inc. (a)	91,870	886,546
Tangoe, Inc. (a)	68,760	931,698
Total		9,347,361
TOTAL INFORMATION TECHNOLOGY		45,882,239
MATERIALS 4.8%
Chemicals 2.7%
Kraton Performance Polymers, Inc. (a)	82,731	1,473,439
LSB Industries, Inc. (a)	40,268	1,437,970
Olin Corp.	77,377	1,953,769
OM Group, Inc.	79,673	2,067,515
Tronox Ltd., Class A	108,793	2,834,058
Total		9,766,751
Containers & Packaging 1.1%
Greif, Inc., Class A	93,109	4,079,105
Metals & Mining 1.0%
Hecla Mining Co.	300,160	744,397
Olympic Steel, Inc.	75,896	1,561,181
Stillwater Mining Co. (a)	94,590	1,421,687
Total		3,727,265
TOTAL MATERIALS		17,573,121

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.3%
magicJack VocalTec Ltd. (a)	108,092	$1,064,706
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	46,844	1,162,200
TOTAL TELECOMMUNICATION SERVICES		2,226,906
UTILITIES 6.4%
Electric Utilities 3.1%
El Paso Electric Co.	73,140	2,673,267
IDACORP, Inc.	68,730	3,684,615
MGE Energy, Inc.	43,690	1,627,889
Portland General Electric Co.	99,715	3,202,846
Total		11,188,617
Gas Utilities 2.4%
Laclede Group, Inc. (The)	59,451	2,758,526
Questar Corp.	122,310	2,726,290
Southwest Gas Corp.	69,671	3,384,617
Total		8,869,433
Multi-Utilities 0.9%
Vectren Corp.	76,505	3,052,550
TOTAL UTILITIES		23,110,600
Total Common Stocks (Cost: $328,915,129)		$358,512,470

	Shares	Value

Exchange-Traded Funds 0.3%
iShares Russell 2000 Value ETF	11,690	1,093,716
Total Exchange-Traded Funds (Cost: $1,132,550)		$1,093,716

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	6,246,421	$6,246,421
Total Money Market Funds (Cost: $6,246,421)		$6,246,421
Total Investments
(Cost: $336,294,100) (d)		$365,852,607(e)
Other Assets & Liabilities, Net		(2,157,670)
Net Assets		$363,694,937

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at September 30, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,068,316	59,947,827	(64,769,722)	6,246,421	5,013	6,246,421

(d)                                     At September 30, 2014, the cost of securities for federal income tax purposes was approximately $336,294,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$51,297,000
Unrealized Depreciation	(21,738,000)
Net Unrealized Appreciation	$29,559,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	35,700,448	—	—	35,700,448
Consumer Staples	11,213,063	—	—	11,213,063
Energy	23,474,597	—	—	23,474,597
Financials	138,017,634	—	—	138,017,634
Health Care	16,811,555	—	—	16,811,555
Industrials	44,502,307	—	—	44,502,307
Information Technology	45,882,239	—	—	45,882,239
Materials	17,573,121	—	—	17,573,121
Telecommunication Services	2,226,906	—	—	2,226,906
Utilities	23,110,600	—	—	23,110,600
Exchange-Traded Funds	1,093,716	—	—	1,093,716
Total Equity Securities	359,606,186	—	—	359,606,186
Mutual Funds
Money Market Funds	6,246,421	—	—	6,246,421
Total Mutual Funds	6,246,421	—	—	6,246,421
Investments in Securities	365,852,607	—	—	365,852,607
Total	365,852,607	—	—	365,852,607

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 18.6%
Auto Components 0.4%
Tenneco, Inc. (a)	2,403	$125,701
Diversified Consumer Services 0.5%
Capella Education Co.	2,162	135,341
Hotels, Restaurants & Leisure 7.0%
Domino’s Pizza, Inc.	8,346	642,308
Fiesta Restaurant Group, Inc. (a)	5,622	279,301
Jack in the Box, Inc.	3,635	247,871
Red Robin Gourmet Burgers, Inc. (a)	2,920	166,148
SeaWorld Entertainment, Inc.	7,805	150,090
Six Flags Entertainment Corp.	8,228	282,961
Sonic Corp. (a)	12,950	289,562
Total		2,058,241
Internet & Catalog Retail 0.8%
Qunar Cayman Islands Ltd., ADR (a)	4,230	116,960
RetailMeNot, Inc. (a)	8,039	129,910
Total		246,870
Media 4.4%
Carmike Cinemas, Inc. (a)	8,007	248,057
Cumulus Media, Inc. Class A (a)	36,785	148,243
Eros International PLC (a)	17,316	252,987
MDC Partners, Inc., Class A	17,892	343,347
National CineMedia, Inc.	10,035	145,608
Rentrak Corp. (a)	2,434	148,328
Total		1,286,570
Specialty Retail 4.5%
Cabela’s, Inc. (a)	4,420	260,338
Five Below, Inc. (a)	9,332	369,641
Lithia Motors, Inc., Class A	3,050	230,854
Mattress Firm Holding Corp. (a)	2,503	150,330
Monro Muffler Brake, Inc.	2,435	118,171
Pier 1 Imports, Inc.	14,908	177,256
Total		1,306,590
Textiles, Apparel & Luxury Goods 1.0%
Kate Spade & Co. (a)	7,165	187,938
Skechers U.S.A., Inc., Class A (a)	2,160	115,149
Total		303,087
TOTAL CONSUMER DISCRETIONARY		5,462,400
CONSUMER STAPLES 2.4%
Food & Staples Retailing 1.4%
Fresh Market, Inc. (The) (a)	4,365	152,470

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Natural Grocers by Vitamin Cottage, Inc. (a)	6,773	$110,264
United Natural Foods, Inc. (a)	2,425	149,041
Total		411,775
Food Products 1.0%
Boulder Brands, Inc. (a)	10,903	148,608
Hain Celestial Group, Inc. (The) (a)	1,421	145,439
Total		294,047
TOTAL CONSUMER STAPLES		705,822
ENERGY 3.5%
Oil, Gas & Consumable Fuels 3.5%
Carrizo Oil & Gas, Inc. (a)	8,142	438,202
Diamondback Energy, Inc. (a)	3,013	225,312
Matador Resources Co. (a)	6,335	163,760
Sanchez Energy Corp. (a)	7,477	196,346
Total		1,023,620
TOTAL ENERGY		1,023,620
FINANCIALS 7.0%
Banks 1.9%
BankUnited, Inc.	13,161	401,279
Umpqua Holdings Corp.	8,905	146,665
Total		547,944
Capital Markets 0.6%
WisdomTree Investments, Inc. (a)	15,900	180,942
Consumer Finance 1.7%
Portfolio Recovery Associates, Inc. (a)	9,805	512,115
Real Estate Investment Trusts (REITs) 2.8%
Altisource Residential Corp.	16,841	404,184
Physicians Realty Trust	14,632	200,751
Sovran Self Storage, Inc.	2,984	221,891
Total		826,826
TOTAL FINANCIALS		2,067,827
HEALTH CARE 22.9%
Biotechnology 6.1%
ACADIA Pharmaceuticals, Inc. (a)	6,065	150,169
Alnylam Pharmaceuticals, Inc. (a)	1,611	125,819
Arrowhead Research Corp. (a)	9,783	144,495
Auspex Pharmaceuticals, Inc. (a)	9,491	243,634

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Bluebird Bio, Inc. (a)	1,620	$58,126
Clovis Oncology, Inc. (a)	1,620	73,483
Insmed, Inc. (a)	11,469	149,671
Intercept Pharmaceuticals, Inc. (a)	490	115,978
Keryx Biopharmaceuticals, Inc. (a)	8,060	110,825
Novavax, Inc. (a)	38,546	160,737
Puma Biotechnology, Inc. (a)	830	198,013
TESARO, Inc. (a)	5,227	140,711
Tokai Pharmaceuticals, Inc. (a)	7,151	108,266
Total		1,779,927
Health Care Equipment & Supplies 3.6%
Align Technology, Inc. (a)	7,541	389,719
Cyberonics, Inc. (a)	3,789	193,845
DexCom, Inc. (a)	4,855	194,152
Insulet Corp. (a)	7,599	280,023
Total		1,057,739
Health Care Providers & Services 6.4%
Air Methods Corp. (a)	6,795	377,462
ExamWorks Group, Inc. (a)	8,623	282,403
HealthEquity, Inc. (a)	7,695	140,896
HealthSouth Corp.	3,960	146,124
IPC The Hospitalist Co., Inc. (a)	4,609	206,437
LifePoint Hospitals, Inc. (a)	4,570	316,198
MWI Veterinary Supply, Inc. (a)	1,135	168,434
Team Health Holdings, Inc. (a)	4,315	250,227
Total		1,888,181
Health Care Technology 0.5%
Medidata Solutions, Inc. (a)	3,469	153,642
Life Sciences Tools & Services 1.1%
ICON PLC (a)	5,823	333,250
Pharmaceuticals 5.2%
Akorn, Inc. (a)	10,082	365,674
AVANIR Pharmaceuticals, Inc. (a)	11,614	138,439
Catalent, Inc. (a)	13,505	338,030
Horizon Pharma PLC (a)	8,540	104,871
Jazz Pharmaceuticals PLC (a)	845	135,673
Pacira Pharmaceuticals, Inc. (a)	3,513	340,480
Revance Therapeutics, Inc. (a)	5,459	105,523
Total		1,528,690
TOTAL HEALTH CARE		6,741,429

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 14.0%
Airlines 2.6%
Alaska Air Group, Inc.	6,637	$288,975
JetBlue Airways Corp. (a)	17,635	187,284
Spirit Airlines, Inc. (a)	4,414	305,184
Total		781,443
Building Products 0.3%
Advanced Drainage Systems, Inc. (a)	4,199	87,969
Commercial Services & Supplies 0.4%
MiX Telematics Ltd., ADR (a)	11,539	107,774
Electrical Equipment 0.7%
Generac Holdings, Inc. (a)	4,925	199,659
Machinery 3.8%
Greenbrier Companies, Inc. (The)	4,094	300,418
John Bean Technologies Corp.	5,080	142,900
Middleby Corp. (The) (a)	7,758	683,713
Total		1,127,031
Professional Services 2.1%
Corporate Executive Board Co. (The)	3,943	236,856
TrueBlue, Inc. (a)	8,357	211,098
Wageworks, Inc. (a)	3,762	171,284
Total		619,238
Road & Rail 0.8%
Swift Transportation Co. (a)	11,255	236,130
Trading Companies & Distributors 3.3%
H&E Equipment Services, Inc.	13,372	538,624
Watsco, Inc.	4,916	423,661
Total		962,285
TOTAL INDUSTRIALS		4,121,529
INFORMATION TECHNOLOGY 22.5%
Communications Equipment 1.4%
Arris Group, Inc. (a)	11,872	336,631
Infinera Corp. (a)	8,227	87,782
Total		424,413
Electronic Equipment, Instruments & Components 2.9%
Belden, Inc.	3,844	246,093
Control4 Corp. (a)	3,185	41,182
FEI Co.	5,076	382,832

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc.	5,654	$177,196
Total		847,303
Internet Software & Services 4.0%
CoStar Group, Inc. (a)	4,072	633,359
Cvent, Inc. (a)	5,170	131,163
Endurance International Group Holdings, Inc. (a)	5,765	93,796
Shutterstock, Inc. (a)	4,452	317,784
Total		1,176,102
IT Services 3.4%
Acxiom Corp. (a)	11,253	186,237
Euronet Worldwide, Inc. (a)	6,407	306,191
MAXIMUS, Inc.	12,419	498,374
Total		990,802
Semiconductors & Semiconductor Equipment 4.9%
Formfactor, Inc. (a)	27,252	195,397
Microsemi Corp. (a)	7,997	203,204
Power Integrations, Inc.	2,491	134,290
RF Micro Devices, Inc. (a)	27,145	313,253
Semtech Corp. (a)	4,150	112,672
Spansion, Inc., Class A (a)	4,771	108,731
SunEdison, Inc. (a)	13,267	250,481
Synaptics, Inc. (a)	1,820	133,224
Total		1,451,252
Software 5.6%
Aspen Technology, Inc. (a)	10,662	402,171
Fortinet, Inc. (a)	10,160	256,692
Informatica Corp. (a)	2,830	96,899
PTC, Inc. (a)	10,933	403,428
Tyler Technologies, Inc. (a)	2,355	208,182
Ultimate Software Group, Inc. (The) (a)	1,962	277,643
Total		1,645,015
Technology Hardware, Storage & Peripherals 0.3%
Electronics for Imaging, Inc. (a)	1,695	74,868
TOTAL INFORMATION TECHNOLOGY		6,609,755

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.5%
Chemicals 0.7%
Chemtura Corp. (a)	8,683	$202,575
Metals & Mining 2.8%
Globe Specialty Metals, Inc.	16,772	305,083
US Silica Holdings, Inc.	8,658	541,211
Total		846,294
TOTAL MATERIALS		1,048,869
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Cogent Communications Holdings, Inc.	16,725	562,127
TOTAL TELECOMMUNICATION SERVICES		562,127
Total Common Stocks (Cost: $26,530,227)		$28,343,378

Limited Partnerships 0.5%
MATERIALS 0.5%
Metals & Mining 0.5%
Hi-Crush Partners LP	2,825	145,657
TOTAL MATERIALS		145,657
Total Limited Partnerships (Cost: $183,664)		$145,657

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	907,331	907,331
Total Money Market Funds (Cost: $907,331)		$907,331
Total Investments(d)
(Cost: $27,621,222)		$29,396,366(e)
Other Assets & Liabilities, Net		18,993
Net Assets		$29,415,359

Notes to Portfolio of Investments

(a)            Non-income producing.

(b)            The rate shown is the seven-day current annualized yield at September 30, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	381,870	12,216,644	(11,691,183)	907,331	470	907,331

(d)                                     At September 30, 2014, the cost of securities for federal income tax purposes was approximately $27,621,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,390,000
Unrealized Depreciation	(1,615,000)
Net Unrealized Appreciation	$1,775,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,462,400	—	—	5,462,400
Consumer Staples	705,822	—	—	705,822
Energy	1,023,620	—	—	1,023,620
Financials	2,067,827	—	—	2,067,827
Health Care	6,741,429	—	—	6,741,429
Industrials	4,121,529	—	—	4,121,529
Information Technology	6,609,755	—	—	6,609,755
Materials	1,048,869	—	—	1,048,869
Telecommunication Services	562,127	—	—	562,127
Total Equity Securities	28,343,378	—	—	28,343,378
Other
Limited Partnerships	145,657	—	—	145,657
Total Other	145,657	—	—	145,657
Mutual Funds
Money Market Funds	907,331	—	—	907,331
Total Mutual Funds	907,331	—	—	907,331
Total	29,396,366	—	—	29,396,366

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 42.2%
Aerospace & Defense 0.7%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$895,000	$859,200
Bombardier, Inc. (b)
Senior Unsecured
03/15/20	7.750%	278,000	303,076
10/15/22	6.000%	558,000	555,210
01/15/23	6.125%	1,595,000	1,595,000
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	3,045,000	3,153,959
TransDigm, Inc.
10/15/20	5.500%	83,000	80,510
TransDigm, Inc. (b)
07/15/22	6.000%	245,000	241,938
07/15/24	6.500%	1,845,000	1,838,081
Total			8,626,974
Automotive 0.7%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	647,000	643,765
03/15/21	6.250%	612,000	636,480
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	1,347,000	1,429,504
06/15/21	8.250%	765,000	833,850
Gates Global LLC/Co. (b)
07/15/22	6.000%	612,000	575,280
General Motors Co. Senior Unsecured
10/02/23	4.875%	2,438,000	2,578,185
General Motors Financial Co., Inc.
09/25/21	4.375%	580,000	593,050
Jaguar Land Rover Automotive PLC (b)
12/15/18	4.125%	735,000	735,514
Midas Intermediate Holdco II LLC/Finance, Inc. (b)
10/01/22	7.875%	433,000	431,918
Tenneco, Inc.
08/15/18	7.750%	16,000	16,680
Total			8,474,226
Banking 1.3%
Agromercantil Senior Trust (b)
04/10/19	6.250%	725,000	753,094
Ally Financial, Inc.
03/15/20	8.000%	5,033,000	5,863,445
09/15/20	7.500%	791,000	911,628
Senior Unsecured
09/30/24	5.125%	984,000	964,320
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	1,185,000	1,209,763

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Citigroup, Inc. Senior Unsecured
06/16/24	3.750%	$1,170,000		$1,166,388
Goldman Sachs Group, Inc. (The) Senior Unsecured
07/08/24	3.850%		1,155,000	1,147,718
Grupo Aval Ltd. (b)
09/26/22	4.750%		500,000	495,000
Industrial Senior Trust (b)
11/01/22	5.500%		400,000	395,000
Morgan Stanley Senior Unsecured (b)
10/22/20	11.500%	BRL	2,515,000	1,048,294
Popular, Inc. Senior Unsecured
07/01/19	7.000%		238,000	239,190
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%		949,000	932,450
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%		1,564,000	1,743,860
Total				16,870,150
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%		1,021,000	1,072,050
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/17	9.125%		720,000	770,400
Total				1,842,450
Building Materials 0.7%
Allegion US Holding Co., Inc.
10/01/21	5.750%		789,000	804,780
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%		1,704,000	1,669,920
Building Materials Corp. of America Senior Unsecured (b)
05/01/21	6.750%		1,355,000	1,419,363
Gibraltar Industries, Inc.
02/01/21	6.250%		272,000	278,800
HD Supply, Inc.
07/15/20	7.500%		1,895,000	1,966,062
07/15/20	11.500%		500,000	576,250
Interface, Inc.
12/01/18	7.625%		536,000	557,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Nortek, Inc.
04/15/21	8.500%	$786,000	$844,950
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured (b)
05/09/20	4.250%	472,000	451,654
Total			8,569,219
Cable and Satellite 2.2%
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	505,000	526,463
09/30/22	5.250%	1,635,000	1,600,256
02/15/23	5.125%	1,440,000	1,382,400
01/15/24	5.750%	210,000	208,950
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	2,488,000	2,649,720
Cequel Communications Holdings I LLC/Capital Corp. (b)
Senior Unsecured
09/15/20	6.375%	849,000	873,409
12/15/21	5.125%	1,030,000	986,225
DISH DBS Corp.
09/01/19	7.875%	2,212,000	2,499,560
06/01/21	6.750%	1,089,000	1,170,675
07/15/22	5.875%	1,095,000	1,116,900
DigitalGlobe, Inc. (b)
02/01/21	5.250%	1,720,000	1,651,200
Hughes Satellite Systems Corp.
06/15/21	7.625%	605,000	659,450
Senior Secured
06/15/19	6.500%	2,203,000	2,340,687
Intelsat Jackson Holdings SA Senior Unsecured
04/01/21	7.500%	680,000	725,900
Intelsat Luxembourg SA
06/01/21	7.750%	2,367,000	2,411,381
06/01/23	8.125%	1,235,000	1,287,487
Mediacom Broadband LLC/Corp. (b)
04/15/21	5.500%	161,000	159,189
NBCUniversal Media LLC
04/01/21	4.375%	1,195,000	1,301,773
Numericable Group SA (b)
Senior Secured
05/15/19	4.875%	1,030,000	1,017,125
05/15/22	6.000%	1,903,000	1,917,272
05/15/24	6.250%	216,000	215,460
Time Warner Cable, Inc.
09/15/42	4.500%	15,000	14,802
Virgin Media Finance PLC Senior Unsecured (b)(c)
10/15/24	6.000%	322,000	322,403

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%	$519,000	$522,893
Total			27,561,580
Chemicals 1.2%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	880,000	938,850
Celanese U.S. Holdings LLC
10/15/18	6.625%	8,000	8,260
06/15/21	5.875%	1,104,000	1,175,760
Huntsman International LLC
11/15/20	4.875%	1,415,000	1,393,775
INEOS Group Holdings SA (b)
02/15/19	5.875%	1,177,000	1,159,345
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	1,175,000	1,313,063
LYB International Finance BV
07/15/23	4.000%	590,000	610,409
Mexichem SAB de CV (b)
09/17/44	5.875%	700,000	680,750
NOVA Chemicals Corp. Senior Unsecured (b)
08/01/23	5.250%	584,000	607,360
PQ Corp. Secured (b)
05/01/18	8.750%	5,160,000	5,476,050
Sibur Securities Ltd. (b)
01/31/18	3.914%	750,000	688,125
WR Grace & Co. (b)
10/01/21	5.125%	617,000	627,026
10/01/24	5.625%	447,000	458,175
Total			15,136,948
Construction Machinery 1.0%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	745,000	787,838
CNH Industrial Capital LLC Senior Unsecured (b)
07/15/19	3.375%	889,000	837,882
Case New Holland Industrial, Inc.
12/01/17	7.875%	4,612,000	5,125,085
Columbus McKinnon Corp.
02/01/19	7.875%	381,000	400,050
H&E Equipment Services, Inc.
09/01/22	7.000%	1,541,000	1,645,017
United Rentals North America, Inc.
04/15/22	7.625%	1,445,000	1,571,437

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
06/15/23	6.125%	$814,000	$836,385
11/15/24	5.750%	722,000	731,025
Secured
07/15/18	5.750%	777,000	810,023
Total			12,744,742
Consumer Cyclical Services 0.7%
ADT Corp. (The)
Senior Unsecured
07/15/22	3.500%	1,927,000	1,666,855
06/15/23	4.125%	1,250,000	1,112,500
APX Group, Inc.
12/01/20	8.750%	1,675,000	1,524,250
Senior Secured
12/01/19	6.375%	3,655,000	3,536,212
APX Group, Inc. (b)
Senior Unsecured
12/01/20	8.750%	89,000	80,545
Monitronics International, Inc.
04/01/20	9.125%	946,000	974,380
Total			8,894,742
Consumer Products 0.6%
Revlon Consumer Products Corp.
02/15/21	5.750%	2,056,000	2,014,880
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	1,863,000	1,970,122
Spectrum Brands, Inc.
03/15/20	6.750%	309,000	322,133
11/15/20	6.375%	829,000	864,233
11/15/22	6.625%	281,000	295,050
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	1,453,000	1,427,572
Tempur Sealy International, Inc.
12/15/20	6.875%	308,000	328,020
Total			7,222,010
Diversified Manufacturing 0.6%
Actuant Corp.
06/15/22	5.625%	610,000	634,400
Amsted Industries, Inc. (b)
03/15/22	5.000%	961,000	933,371
09/15/24	5.375%	709,000	687,730
Entegris, Inc. (b)
04/01/22	6.000%	1,123,000	1,139,845
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%	802,000	804,005
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	2,033,000	2,109,238

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%	$1,000,000		$1,008,522
Total				7,317,111
Electric 1.6%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%		1,441,000	1,613,920
Calpine Corp. Senior Secured (b)
01/15/22	6.000%		1,543,000	1,627,865
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%		1,265,000	1,338,991
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	1,837,000	735,475
Dominion Resources, Inc.
Senior Unsecured
09/15/22	2.750%		820,000	794,396
09/15/42	4.050%		365,000	338,787
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%		175,000	181,366
08/15/22	3.050%		3,642,000	3,617,271
NRG Energy, Inc. (b)
07/15/22	6.250%		2,515,000	2,565,300
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%		1,460,000	1,720,076
PPL Capital Funding, Inc.
06/01/23	3.400%		2,475,000	2,438,766
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%		2,230,000	2,237,731
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%		525,000	582,027
Total				19,791,971
Environmental 0.1%
Clean Harbors, Inc.
08/01/20	5.250%		550,000	550,000
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		500,000	465,000
Total				1,015,000
Finance Companies 1.4%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%		1,339,000	1,298,830
Senior Unsecured
10/01/21	5.000%		150,000	149,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	$608,000	$600,400
Aviation Capital Group Corp. Senior Unsecured (b)
04/06/21	6.750%	59,000	66,965
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	900,000	929,250
08/15/22	5.000%	435,000	436,088
CIT Group, Inc. (b)
Senior Unsecured
02/15/19	5.500%	1,616,000	1,684,680
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	377,000	374,173
04/01/19	5.875%	359,000	382,335
12/15/20	8.250%	2,026,000	2,393,212
04/15/21	4.625%	945,000	937,912
01/15/22	8.625%	1,094,000	1,334,680
Navient LLC
Senior Unsecured
01/15/19	5.500%	324,000	330,480
01/25/22	7.250%	717,000	777,945
03/25/24	6.125%	460,000	448,500
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	1,468,000	1,453,320
Senior Unsecured
02/15/19	10.125%	269,000	287,830
Springleaf Finance Corp.
12/15/17	6.900%	807,000	861,473
06/01/20	6.000%	598,000	606,970
10/01/21	7.750%	722,000	808,640
10/01/23	8.250%	498,000	557,760
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	1,129,000	1,086,662
Total			17,807,355
Food and Beverage 1.3%
Aramark Services, Inc.
03/15/20	5.750%	1,060,000	1,086,500
B&G Foods, Inc.
06/01/21	4.625%	1,733,000	1,650,682
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	2,025,000	1,967,771
Cosan Luxembourg SA (b)
03/14/23	5.000%	200,000	193,000
Darling Ingredients, Inc.
01/15/22	5.375%	1,354,000	1,364,155
Diamond Foods, Inc. (b)
03/15/19	7.000%	303,000	303,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
Heineken NV Senior Unsecured (b)
04/01/22	3.400%	$1,700,000	$1,708,082
MHP SA (b)
04/02/20	8.250%	2,100,000	1,785,000
Molson Coors Brewing Co.
05/01/42	5.000%	2,275,000	2,287,085
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	194,000	187,210
Post Holdings, Inc. (b)
12/15/22	6.000%	1,375,000	1,258,125
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	1,045,000	1,065,148
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,102,000	1,113,020
Total			15,968,778
Gaming 1.1%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	160,000	163,200
MCE Finance Ltd. (b)
02/15/21	5.000%	2,353,000	2,258,880
MGM Resorts International
03/01/18	11.375%	901,000	1,078,947
10/01/20	6.750%	176,000	187,440
12/15/21	6.625%	2,959,000	3,121,745
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	643,000	593,167
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,244,000	1,299,980
Seminole Tribe of Florida, Inc. (b)
Senior Secured
10/01/20	6.535%	55,000	59,125
Senior Unsecured
10/01/20	7.804%	120,000	131,502
Seneca Gaming Corp. (b)
12/01/18	8.250%	1,340,000	1,400,300
Studio City Finance Ltd. (b)
12/01/20	8.500%	308,000	332,794
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	1,470,000	1,403,850
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	923,000	546,878
Wynn Macau Ltd. Senior Unsecured (b)
10/15/21	5.250%	1,736,000	1,675,240
Total			14,253,048

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care 2.7%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	$303,000	$295,425
Amsurg Corp.
11/30/20	5.625%	419,000	423,190
Amsurg Corp. (b)
07/15/22	5.625%	914,000	904,860
Biomet, Inc.
08/01/20	6.500%	581,000	615,860
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	1,808,000	1,880,320
Senior Secured
08/01/21	5.125%	330,000	329,175
Catamaran Corp.
03/15/21	4.750%	321,000	308,762
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	2,150,000	2,276,312
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	1,848,000	1,914,990
07/15/24	5.125%	1,819,000	1,787,167
Emdeon, Inc.
12/31/19	11.000%	1,275,000	1,424,813
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	386,000	406,342
01/31/22	5.875%	801,000	849,060
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	163,000	178,893
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	621,000	648,945
HCA, Inc.
02/15/22	7.500%	1,630,000	1,833,750
05/01/23	5.875%	1,340,000	1,370,150
Senior Secured
03/15/19	3.750%	540,000	527,850
02/15/20	6.500%	1,831,000	2,000,367
05/01/23	4.750%	795,000	777,113
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	586,000	600,650
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	505,000	547,925
LifePoint Hospitals, Inc.
12/01/21	5.500%	1,613,000	1,633,162
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	1,197,000	1,208,970
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	951,000	1,017,570

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
STHI Holding Corp. Secured (b)
03/15/18	8.000%	$403,000	$417,105
Teleflex, Inc. (b)
06/15/24	5.250%	95,000	93,100
Tenet Healthcare Corp.
Senior Secured
10/01/20	6.000%	1,443,000	1,525,973
04/01/21	4.500%	1,919,000	1,871,025
Senior Unsecured
04/01/22	8.125%	2,721,000	2,986,297
Tenet Healthcare Corp. (b)
Senior Unsecured
03/01/19	5.000%	387,000	382,163
Universal Health Services, Inc. Senior Secured (b)
08/01/22	4.750%	1,634,000	1,631,958
Total			34,669,242
Healthcare Insurance —%
Centene Corp. Senior Unsecured
05/15/22	4.750%	552,000	553,380

Home Construction 0.3%
Brookfield Residential Properties, Inc./U.S. Corp. (b)
07/01/22	6.125%	373,000	374,865
Meritage Homes Corp.
03/01/18	4.500%	575,000	577,875
04/15/20	7.150%	367,000	400,030
04/01/22	7.000%	691,000	746,280
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	706,000	744,830
TRI Pointe Homes, Inc. Senior Unsecured (b)
06/15/19	4.375%	455,000	444,763
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	180,000	192,600
04/15/20	7.750%	706,000	755,420
04/15/21	5.250%	39,000	38,025
Total			4,274,688
Independent Energy 5.2%
Antero Resources Corp. (b)
12/01/22	5.125%	2,028,000	1,972,230
Antero Resources Finance Corp.
11/01/21	5.375%	649,000	645,755
Athlon Holdings LP/Finance Corp.
04/15/21	7.375%	1,854,000	2,016,225
Athlon Holdings LP/Finance Corp. (b)
05/01/22	6.000%	1,002,000	1,074,645

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
California Resources Corp. (b)(c)
11/15/24	6.000%	$1,513,000	$1,554,607
Canadian Oil Sands Ltd. (b)
04/01/22	4.500%	1,475,000	1,565,720
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,083,000	1,126,320
Chesapeake Energy Corp.
08/15/20	6.625%	1,355,000	1,490,500
02/15/21	6.125%	2,851,000	3,100,462
03/15/23	5.750%	2,086,000	2,221,590
Cimarex Energy Co.
05/01/22	5.875%	786,000	841,020
06/01/24	4.375%	303,000	305,273
Comstock Resources, Inc.
06/15/20	9.500%	2,302,000	2,520,690
Concho Resources, Inc.
01/15/21	7.000%	875,000	934,062
01/15/22	6.500%	1,430,000	1,519,375
04/01/23	5.500%	1,674,000	1,740,960
Continental Resources, Inc.
09/15/22	5.000%	3,282,000	3,462,510
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	931,000	1,014,790
09/01/22	7.750%	1,207,000	1,276,402
Halcon Resources Corp.
07/15/20	9.750%	414,000	421,245
05/15/21	8.875%	1,197,000	1,179,045
Kodiak Oil & Gas Corp.
01/15/21	5.500%	2,222,000	2,244,220
02/01/22	5.500%	2,752,000	2,765,760
Kosmos Energy Ltd. Senior Secured (b)
08/01/21	7.875%	588,000	593,880
Laredo Petroleum, Inc.
02/15/19	9.500%	2,975,000	3,160,937
01/15/22	5.625%	1,249,000	1,224,020
05/01/22	7.375%	822,000	863,100
MEG Energy Corp. (b)
01/30/23	6.375%	674,000	679,898
Oasis Petroleum, Inc.
02/01/19	7.250%	1,990,000	2,077,062
11/01/21	6.500%	1,254,000	1,307,295
03/15/22	6.875%	1,991,000	2,100,505
01/15/23	6.875%	443,000	466,258
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	2,060,000	2,124,375
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	1,640,000	1,779,400
05/01/23	5.250%	1,766,000	1,713,020
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	938,000	968,485

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
RSP Permian, Inc. (b)
10/01/22	6.625%	$462,000	$464,888
Range Resources Corp.
03/15/23	5.000%	1,850,000	1,905,500
Rice Energy, Inc. (b)
05/01/22	6.250%	59,000	57,525
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	621,000	656,708
01/01/23	6.500%	405,000	421,200
01/15/24	5.000%	806,000	769,730
Triangle USA Petroleum Corp. Senior Unsecured (b)
07/15/22	6.750%	461,000	450,051
Tullow Oil PLC (b)
04/15/22	6.250%	2,500,000	2,443,750
Whiting Petroleum Corp.
10/01/18	6.500%	74,000	76,498
03/15/21	5.750%	1,204,000	1,273,230
Zhaikmunai LLP
11/13/19	7.125%	1,406,000	1,472,785
Total			66,043,506
Leisure 0.5%
AMC Entertainment, Inc.
12/01/20	9.750%	752,000	828,140
Activision Blizzard, Inc. (b)
09/15/21	5.625%	3,276,000	3,407,040
09/15/23	6.125%	517,000	549,313
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	1,000,000	985,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
06/01/24	5.375%	414,000	401,580
Six Flags, Inc., Escrow (b)(d)(e)(f)(g)
06/01/44	0.000%	95,000	—
Total			6,171,073
Lodging 0.5%
Choice Hotels International, Inc.
07/01/22	5.750%	431,000	459,015
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	3,279,000	3,377,370
Playa Resorts Holding BV (b)
08/15/20	8.000%	2,745,000	2,879,651
Total			6,716,036
Media and Entertainment 2.9%
21st Century Fox America, Inc.
10/01/43	5.400%	270,000	295,032
21st Century Fox America, Inc. (b)
09/15/44	4.750%	645,000	647,620

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
AMC Networks, Inc.
07/15/21	7.750%	$290,000	$314,288
12/15/22	4.750%	2,984,000	2,946,700
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	5,665,000	5,516,248
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	1,093,000	1,091,634
02/15/24	5.625%	233,000	233,583
CBS Outdoor Americas Capital LLC/Corp. (b)(c)
03/15/25	5.875%	1,283,000	1,289,415
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	1,229,000	1,275,087
Senior Unsecured
11/15/22	6.500%	709,000	717,862
11/15/22	6.500%	2,647,000	2,706,557
Gannett Co., Inc. (b)
10/15/19	5.125%	430,000	434,300
09/15/21	4.875%	375,000	362,813
10/15/23	6.375%	219,000	227,760
09/15/24	5.500%	329,000	324,065
Lamar Media Corp.
05/01/23	5.000%	710,000	683,375
Lamar Media Corp. (b)
01/15/24	5.375%	441,000	442,103
MDC Partners, Inc. (b)
04/01/20	6.750%	1,959,000	2,017,770
Netflix, Inc. Senior Unsecured (b)
03/01/24	5.750%	381,000	392,430
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	1,175,000	1,177,937
Nielsen Finance LLC/Co.
10/01/20	4.500%	1,447,000	1,399,972
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	618,000	604,095
Sinclair Television Group, Inc. (b)
08/01/24	5.625%	1,549,000	1,490,912
Starz LLC/Finance Corp.
09/15/19	5.000%	237,000	239,370
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	545,000	519,326
Univision Communications, Inc. (b)
05/15/21	8.500%	825,000	874,500
Senior Secured
11/01/20	7.875%	1,680,000	1,799,700
09/15/22	6.750%	206,000	220,420
05/15/23	5.125%	2,557,000	2,588,962
iHeartCommunications, Inc. PIK
02/01/21	14.000%	1,302,345	1,191,646
iHeartCommunications, Inc.
Senior Secured
03/01/21	9.000%	2,613,000	2,599,935
iHeartCommunications, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
Senior Secured
09/15/22	9.000%	$467,000	$463,498
Total			37,088,915
Metals 1.4%
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	1,118,000	1,119,452
Alpha Natural Resources, Inc. Secured (b)
08/01/20	7.500%	632,000	565,640
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	975,000	1,024,969
02/25/22	6.750%	3,678,000	3,934,540
Arch Coal, Inc. Secured (b)
01/15/19	8.000%	2,249,000	1,928,518
Calcipar SA Senior Secured (b)
05/01/18	6.875%	1,709,000	1,760,270
Constellium NV (b)
05/15/24	5.750%	391,000	391,000
Peabody Energy Corp.
11/15/21	6.250%	1,725,000	1,604,250
Samarco Mineracao SA (b)
Senior Unsecured
11/01/22	4.125%	750,000	685,232
10/24/23	5.750%	2,800,000	2,878,400
Steel Dynamics, Inc. (b)
10/01/21	5.125%	210,000	213,150
Vale Overseas Ltd.
01/11/22	4.375%	1,300,000	1,309,529
Total			17,414,950
Midstream 2.4%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	1,388,000	1,424,435
03/15/24	4.875%	430,000	439,675
Crestwood Midstream Partners LP/Finance Corp.
03/01/22	6.125%	490,000	491,225
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	3,445,000	3,651,700
05/15/22	5.500%	1,110,000	1,079,475
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	535,000	531,115
02/15/23	3.450%	725,000	692,736
Kinder Morgan, Inc. Senior Unsecured
09/15/20	6.500%	3,024,000	3,403,754
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,102,000	1,154,345

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
02/15/23	5.500%	$1,174,000	$1,200,415
07/15/23	4.500%	2,558,000	2,481,260
NiSource Finance Corp.
02/15/44	4.800%	410,000	417,127
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,359,000	1,413,360
07/15/21	6.500%	1,813,000	1,903,650
10/01/22	5.000%	801,000	788,985
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	60,000	61,650
Sabine Pass Liquefaction LLC (b)
Senior Secured
03/15/22	6.250%	447,000	470,467
05/15/24	5.750%	1,462,000	1,487,585
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	4,160,000	4,592,424
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	60,000	61,200
11/15/23	4.250%	587,000	563,520
TransCanada PipeLines Ltd. Senior Unsecured
10/16/43	5.000%	360,000	377,939
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	1,190,000	1,152,240
Total			29,840,282
Natural Gas 0.1%
Sempra Energy Senior Unsecured
12/01/23	4.050%	1,590,000	1,669,075

Oil Field Services 0.1%
Noble Holding International Ltd.
03/15/42	5.250%	1,300,000	1,185,081

Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/22	6.000%	328,000	332,100
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	647,000	664,793
02/01/22	5.875%	805,000	805,000
Total			1,801,893
Other Industry 0.2%
AECOM Technology Corp. Senior Unsecured (b)(c)
10/15/22	5.750%	494,000	495,853

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Industry (continued)
CB Richard Ellis Services, Inc.
03/15/25	5.250%	$1,407,000	$1,398,206
Total			1,894,059
Other REIT 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	1,085,000	1,133,825
DuPont Fabros Technology LP
09/15/21	5.875%	480,000	488,400
Total			1,622,225
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	723,000	723,000
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	346,000	343,405
06/15/17	6.000%	205,000	201,925
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	2,358,000	2,537,797
02/15/21	8.250%	1,535,000	1,623,262
Senior Secured
10/15/20	5.750%	655,000	666,463
Sealed Air Corp. (b)
09/15/21	8.375%	384,000	426,240
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (b)
05/01/22	6.375%	1,600,000	1,536,000
Total			8,058,092
Paper 0.1%
Graphic Packaging International, Inc.
04/15/21	4.750%	270,000	267,638
Inversiones CMPC SA (b)
09/15/24	4.750%	1,100,000	1,084,495
Total			1,352,133
Pharmaceuticals 0.6%
Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	352,000	352,880
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	575,000	567,813
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	680,000	686,800
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	435,000	466,538
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	786,000	829,230
10/15/20	6.375%	1,657,000	1,702,567

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
07/15/21	7.500%	$2,472,000	$2,645,040
12/01/21	5.625%	529,000	527,016
Total			7,777,884
Property & Casualty 0.8%
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	2,095,000	2,144,756
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
07/15/19	8.125%	862,000	842,605
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	3,310,000	3,563,516
06/15/23	4.250%	3,260,000	3,331,789
Total			9,882,666
Railroads 0.2%
Florida East Coast Holdings Corp. (b)
05/01/20	9.750%	1,173,000	1,190,595
Senior Secured
05/01/19	6.750%	1,100,000	1,122,000
Panama Canal Railway Co. Senior Secured
11/01/26	7.000%	327,402	323,801
Total			2,636,396
Restaurants 0.5%
BC ULC/New Red Finance Inc. Secured (b)(c)
04/01/22	6.000%	2,118,000	2,104,762
Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	575,000	598,870
11/01/21	3.750%	970,000	993,052
11/01/23	3.875%	2,420,000	2,433,925
Total			6,130,609
Retailers 0.6%
GameStop Corp. (b)
10/01/19	5.500%	962,000	949,975
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	479,000	463,433
J. Crew Group, Inc. Senior Unsecured PIK (b)
05/01/19	7.750%	230,000	217,925
L Brands, Inc.
02/15/22	5.625%	2,686,000	2,800,155
Rite Aid Corp.
06/15/21	6.750%	2,270,000	2,321,075
Senior Unsecured
02/15/27	7.700%	359,000	384,130
Total			7,136,693

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology 1.8%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	$828,000	$838,350
04/01/20	6.375%	602,000	618,555
08/01/22	5.375%	1,996,000	1,936,120
Ancestry.com, Inc.
12/15/20	11.000%	309,000	352,260
Ancestry.com, Inc. (b)
Senior Unsecured PIK
10/15/18	9.625%	962,000	971,620
Audatex North America, Inc. (b)
06/15/21	6.000%	474,000	485,850
CDW LLC/Finance Corp.
08/15/22	6.000%	1,381,000	1,432,787
Ceridian LLC/Comdata, Inc. (b)
11/15/17	8.125%	645,000	645,806
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	398,000	394,020
07/15/21	7.000%	510,000	543,150
04/01/23	5.375%	370,000	366,300
First Data Corp.
01/15/21	12.625%	1,652,000	1,978,270
First Data Corp. (b)
Secured
01/15/21	8.250%	1,504,000	1,594,240
Senior Secured
06/15/19	7.375%	1,433,000	1,504,650
11/01/20	6.750%	1,053,000	1,113,547
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	758,000	795,900
Iron Mountain, Inc.
08/15/23	6.000%	599,000	613,975
NCR Corp.
12/15/21	5.875%	229,000	234,153
NXP BV/Funding LLC (b)
06/01/18	3.750%	1,156,000	1,135,770
Nuance Communications, Inc. (b)
08/15/20	5.375%	2,498,000	2,441,795
Qualitytech LP/Finance Corp. (b)
08/01/22	5.875%	701,000	685,228
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	676,000	652,340
Zebra Technologies Corp. Senior Unsecured (b)(c)
10/15/22	7.250%	919,000	919,000
Total			22,253,686
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	695,000	764,500

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Transportation Services (continued)
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN $	16,571,619	$1,243,134
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%	305,000		343,792
Hertz Corp. (The)
04/15/19	6.750%	800,000		825,000
10/15/20	5.875%	434,000		440,510
01/15/21	7.375%	247,000		260,585
10/15/22	6.250%	712,000		720,900
Total				4,598,421
Treasury 0.4%
Bank Of Korea
08/09/15	2.370%	KRW	5,280,000,000	5,009,861
Wireless 2.8%
Altice SA Senior Secured (b)
05/15/22	7.750%	1,355,000		1,399,037
Comcel Trust (b)
02/06/24	6.875%	1,200,000		1,266,000
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	1,236,000		1,202,010
01/15/23	5.250%	2,790,000		2,765,587
ENTEL Chile SA Senior Unsecured (b)
08/01/26	4.750%	700,000		698,307
SBA Communications Corp. Senior Unsecured (b)
07/15/22	4.875%	1,241,000		1,191,360
SBA Telecommunications, Inc.
07/15/20	5.750%	1,908,000		1,941,390
Sprint Communications, Inc. (b)
11/15/18	9.000%	3,677,000		4,251,531
03/01/20	7.000%	3,140,000		3,434,375
Sprint Corp. (b)
09/15/21	7.250%	1,660,000		1,728,475
09/15/23	7.875%	1,475,000		1,563,500
06/15/24	7.125%	587,000		591,403
T-Mobile USA, Inc.
01/15/22	6.125%	648,000		651,240
04/28/22	6.731%	1,414,000		1,445,815
03/01/23	6.000%	1,061,000		1,059,674
04/01/23	6.625%	1,064,000		1,087,940
01/15/24	6.500%	648,000		656,100
03/01/25	6.375%	265,000		264,338
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	35,700,000	847,179
03/01/22	7.504%	1,500,000		1,528,125
Wind Acquisition Finance SA (b)
04/23/21	7.375%	1,623,000		1,631,115

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
Senior Secured
04/30/20	6.500%	$2,711,000	$2,826,217
07/15/20	4.750%	1,780,000	1,708,800
Total			35,739,518
Wirelines 1.6%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	705,000	754,350
03/15/22	5.800%	2,595,000	2,659,875
12/01/23	6.750%	488,000	523,380
EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%	1,079,000	1,106,515
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	564,000	644,370
09/15/21	6.250%	118,000	116,820
04/15/22	8.750%	449,000	505,125
04/15/24	7.625%	1,486,000	1,541,725
01/15/25	6.875%	1,335,000	1,318,313
Level 3 Escrow II, Inc. (b)
08/15/22	5.375%	1,408,000	1,386,880
Level 3 Financing, Inc.
04/01/19	9.375%	623,000	665,831
07/01/19	8.125%	1,008,000	1,073,520
06/01/20	7.000%	656,000	691,260
Level 3 Financing, Inc. (b)
01/15/21	6.125%	1,654,000	1,703,620
Level 3 Financing, Inc. (b)(h)
01/15/18	3.823%	237,000	233,516
Telecom Italia Capital SA
06/18/19	7.175%	1,782,000	2,013,660
Telecom Italia SpA Senior Unsecured (b)
05/30/24	5.303%	342,000	335,375
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	1,610,000	1,405,560
Windstream Corp.
09/01/18	8.125%	50,000	52,125
08/01/23	6.375%	1,242,000	1,198,530
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	788,000	888,470
Total			20,818,820
Total Corporate Bonds & Notes (Cost: $526,011,966)			$534,435,488

Residential Mortgage-Backed Securities - Agency(i) 4.7%
Federal Home Loan Mortgage Corp. (h)(j)(k)
CMO IO Series 2957 Class SW
04/15/35	5.846%	2,668,443	460,492

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (i) (continued)
CMO IO Series 311 Class S1
08/15/43	5.796%	$6,737,117	$1,516,175
CMO IO Series 318 Class S1
11/15/43	5.796%	9,771,936	2,206,056
CMO IO Series 3761 Class KS
06/15/40	5.846%	3,880,845	494,654
CMO IO Series 4174 Class SB
05/15/39	6.046%	12,044,766	2,159,342
Federal Home Loan Mortgage Corp. (j)
10/01/26	8.000%	44,001	47,091
Federal Home Loan Mortgage Corp. (j)(k)
CMO IO Series 304 Class C69
12/15/42	4.000%	7,200,399	1,819,171
CMO IO Series 4098 Class AI
05/15/39	3.500%	9,302,665	1,640,704
CMO IO Series 4120 Class AI
11/15/39	3.500%	5,907,906	843,760
CMO IO Series 4121 Class IA
01/15/41	3.500%	5,224,743	1,090,408
CMO IO Series 4121 Class MI
10/15/42	4.000%	6,644,021	1,739,004
CMO IO Series 4147 Class CI
01/15/41	3.500%	10,607,331	1,792,289
CMO IO Series 4213 Class DI
06/15/38	3.500%	14,746,649	2,250,076
Federal National Mortgage Association (c)(j)
10/20/29	3.000%	22,000,000	22,660,000
Federal National Mortgage Association (h)(j)(k)
CMO IO Series 2006-5 Class N1
08/25/34	1.917%	8,677,258	376,740
CMO IO Series 2006-5 Class N2
02/25/35	1.966%	12,843,147	789,812
CMO IO Series 2010-135 Class MS
12/25/40	5.796%	2,984,871	561,137
CMO IO Series 2013-124 Class SB
12/25/43	5.796%	9,680,486	2,314,110
Federal National Mortgage Association (j)
05/01/41	4.000%	432,462	456,095
04/01/38-05/01/40	5.000%	1,271,211	1,408,033
Federal National Mortgage Association (j)(k)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	7,739,841	1,741,465
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	9,265,090	1,588,272
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	10,269,834	1,560,828
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	7,876,776	1,210,829
CMO IO Series 2012-131 Class MI
01/25/40	3.500%	12,041,639	2,077,272
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	3,525,991	554,641
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	5,247,255	870,408
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	7,910,742	1,228,919
CMO IO Series 2013-1 Class AI

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (i) (continued)
02/25/43	3.500%	$3,218,401	$659,128
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	7,866,075	1,155,740
Total Residential Mortgage-Backed Securities - Agency (Cost: $58,750,054)			$59,272,651

Residential Mortgage-Backed Securities - Non-Agency 11.4%
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(j)
05/25/47	4.000%	2,254,630	2,334,719
BCAP LLC Trust (b)(h)(j)
CMO Series 2010-RR7 Class 17A7
03/26/36	5.016%	780,000	738,439
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	4,157,291	4,212,163
CMO Series 2013-RR3 Class 6A5
03/26/36	2.469%	2,579,103	2,521,512
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	1,872,589	1,858,075
Series 2013-RR1 Class 10A1
10/26/36	3.000%	1,114,414	1,121,201
BCAP LLC Trust (b)(j)
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	626,229	625,345
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (b)(h)(j)
01/28/33	2.981%	799,836	801,436
CAM Mortgage Trust (b)(h)(j)
CMO Series 2014-1 Class A
12/15/53	3.352%	623,555	624,022
CMO Series 2014-2 Class A
05/15/48	2.600%	8,939,705	8,939,294
CSMC Trust CMO Series 2014-RPL3 Class A1 (b)(h)(j)
07/25/54	3.500%	8,991,797	8,923,845
Citigroup Mortgage Loan Trust, Inc. (b)(h)(j)
CMO Series 2009-4 Class 9A2
03/25/36	2.615%	1,365,000	1,177,228
CMO Series 2010-2 Class 5A2A
12/25/35	5.500%	2,000,000	2,044,086
CMO Series 2010-6 Class 2A2
09/25/35	2.654%	515,000	470,777
CMO Series 2010-6 Class 3A2
07/25/36	2.612%	2,215,000	2,135,042
CMO Series 2012-3 Class 2A3
04/25/37	2.657%	1,882,287	1,821,819
CMO Series 2013-12 Class 2A3
09/25/35	4.750%	3,121,498	3,105,543
CMO Series 2013-2 Class 1A1
11/25/37	4.371%	1,453,471	1,470,111
Series 2013-11 Class 3A3
09/25/34	2.416%	3,092,603	2,993,628
Series 2014-A Class B1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
01/25/35	5.436%	$1,439,601	$1,522,401
Citigroup Mortgage Loan Trust, Inc. (b)(j)
CMO Series 2011-12 Class 3A3
09/25/47	5.593%	2,833,000	2,740,109
CMO Series 2012-A Class A
06/25/51	2.500%	2,052,190	1,988,989
Credit Suisse Mortgage Capital Certificates (b)(h)(j)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	3,880,000	3,858,017
CMO Series 2011-5R Class 3A1
09/27/47	2.850%	1,872,863	1,793,167
Series 2008-4R Class 3A4
01/26/38	2.670%	3,250,000	3,015,382
Series 2012-11 Class 3A2
06/29/47	1.156%	3,058,112	2,898,405
Series 2014-2R Class 18A1
01/27/37	3.000%	9,360,535	9,276,514
Series 2014-2R Class 19A1
05/27/36	3.000%	5,855,005	5,845,596
Series 2014-2R Class 30A1
04/27/37	2.391%	4,157,578	4,113,379
Credit Suisse Mortgage Capital Certificates (b)(j)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	4,000,000	4,016,900
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	3,000,000	3,008,961
Series 2010-9R Class 1A5
08/27/37	4.000%	5,200,000	4,854,918
Credit Suisse Securities (USA) LLC (b)(h)(j)
02/25/54	3.064%	12,419,119	12,391,785
Credit Suisse Securities (USA) LLC (b)(j)
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	4,717,653	4,546,164
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	1,250,000	1,247,636
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7 (j)
04/25/33	5.500%	599,385	598,290
GCAT Series 2013-RP1 Class A1 (b)(h)(j)
06/25/18	3.500%	9,855,176	9,898,267
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (b)(h)(j)
11/26/36	0.316%	4,443,648	4,168,683
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(h)(j)
04/26/37	4.500%	479,594	481,065
Jefferies Resecuritization Trust Series 2014-1A1 Class R1 (b)(j)
12/27/37	4.000%	1,700,684	1,697,245
NRPL Trust Series 2014-1A Class A1 (b)(h)(j)
05/01/48	3.250%	5,845,183	5,845,183

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Nomura Resecuritization Trust CMO Series 2011-2RA Class 2A13 (b)(h)(j)
07/26/35	2.515%	$2,500,000	$2,425,027
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(h)(j)
08/26/52	2.734%	546,750	548,381
Springleaf Mortgage Loan Trust CMO Series 2012-3A Class B1 (b)(h)(j)
12/25/59	6.000%	1,500,000	1,557,467
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (b)(h)(j)
03/25/34	3.466%	2,095,028	2,097,525
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $143,343,224)			$144,353,741

Commercial Mortgage-Backed Securities - Non-Agency 5.1%
American Homes 4 Rent Series 2014-SFR2 Class E (b)(j)
10/17/36	6.231%	2,500,000	2,477,563
Aventura Mall Trust Series 2013-AVM Class E (b)(h)(j)
12/05/32	3.867%	5,000,000	4,819,825
BHMS Mortgage Trust Series 2014-ATLS Class DFX (b)(h)(j)
07/05/33	4.847%	3,500,000	3,479,567
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (b)(h)(j)
09/15/26	3.654%	3,984,000	4,007,033
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-AMFX Class CD4 (h)(j)
12/11/49	5.366%	2,750,000	2,883,537
Commercial Mortgage Trust Series 2013-RIA4 Class A (b)(h)(j)
11/27/28	6.000%	3,350,000	3,384,673
GS Mortgage Securities Trust Series 2007-GG10 Class AM (h)(j)
08/10/45	5.991%	10,250,000	10,627,282
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM (j)
05/15/47	5.372%	1,900,000	1,975,375
Morgan Stanley Capital I Trust Series 2005-IQ10 Class A4A (h)(j)
09/15/42	5.230%	372,391	381,454
ORES NPL LLC (b)(j)
Series 2013-LV2 Class A
09/25/25	3.081%	4,883,399	4,883,628
Series 2014-LV3 Class B

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
03/27/24	6.000%	$3,500,000	$3,491,925
Rialto Real Estate Fund LLC Series 2014-LT6 Class B (b)(j)
09/15/24	5.486%	3,625,000	3,654,067
Rialto Real Estate Fund LP Series 2014-LT5 Class A (b)(j)
05/15/24	2.850%	5,194,519	5,195,776
VFC LLC (b)(j)
Series 2014-2 Class A
07/20/30	2.750%	9,884,248	9,884,658
Series 2014-2 Class B
07/20/30	5.500%	3,600,000	3,597,977
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $64,387,649)			$64,744,340

Asset-Backed Securities - Non-Agency 3.0%
A Voce CLO Ltd. Series 2014-1A Class C (b)(h)
07/15/26	3.734%	4,500,000	4,237,677
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%	273,522	274,031
Apidos CDO Series 2014-17A Class B (b)(h)
04/17/26	3.060%	4,000,000	3,873,200
GCAT LLC Series 2014-2 Class A1 (b)(h)
10/25/19	3.250%	4,500,000	4,500,000
GMAC Mortgage Home Equity Loan Trust Series 2004-HE5 Class A5 (FGIC) (h)
09/25/34	5.865%	163,169	167,298
New York Mortgage Trust Residential LLC Series 2013-RP1A Class A (b)(g)(h)
07/25/18	4.250%	4,874,153	4,874,153
Oak Hill Credit Partners X Ltd. Series 2014-10A Class C (b)(h)
07/20/26	3.354%	5,100,000	5,079,829
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(h)
05/25/54	2.981%	3,499,670	3,480,068
SpringCastle America Funding LLC Series 2013-1A Class A (b)
04/03/21	3.750%	4,434,389	4,469,397
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(h)
07/14/26	3.830%	3,000,000	2,865,792
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(h)
06/25/54	3.125%	1,225,000	1,218,825

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency (continued)
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (b)(h)
11/25/53	3.960%	$3,503,639		$3,518,426
Total Asset-Backed Securities - Non-Agency (Cost: $38,802,760)				$38,558,696

Inflation-Indexed Bonds(a) 3.1%
BRAZIL 0.3%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL	3,880,320	1,598,095
08/15/30	6.000%	BRL	1,576,770	633,186
Series B
08/15/18	6.000%	BRL	4,311,470	1,787,177
Total				4,018,458
Italy 0.1%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	922,196	1,266,863
UNITED STATES 2.0%
U.S. Treasury Inflation-Indexed Bond
01/15/23	0.125%	8,360,658		8,088,937
01/15/24	0.625%	10,326,182		10,377,813
02/15/43	0.625%	7,960,212		7,027,370
Total				25,494,120
URUGUAY 0.7%
Uruguay Government International Bond
04/05/27	4.250%	UYU	92,967,401	4,130,071
Senior Unsecured
09/14/18	5.000%	UYU	25,249,089	1,106,401
12/15/28	4.375%	UYU	62,313,811	2,818,094
Total				8,054,566
Total Inflation-Indexed Bonds (Cost: $40,376,136)				$38,834,007

U.S. Treasury Obligations 2.3%
U.S. Treasury
05/31/17	0.625%	800,000		793,062
05/15/23	1.750%	485,000		459,689
02/15/24	2.750%	805,500		824,442
U.S. Treasury (u)
05/15/43	2.875%	6,265,000		5,867,564
11/15/43	3.750%	18,622,000		20,583,120
Total U.S. Treasury Obligations (Cost: $25,476,156)				$28,527,877

Foreign Government Obligations(a)(l) 21.7%
ARGENTINA 0.3%
Argentina Bonar Bonds
04/17/17	7.000%	1,590,010		1,419,084

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(l) (continued)
ARGENTINA (CONTINUED)
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%	$1,217,000		$1,107,470
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%	880,000		809,600
Total				3,336,154
AUSTRALIA 0.6%
Australia Government Bond Senior Unsecured
04/21/24	2.750%	AUD	1,520,000	1,251,425
Treasury Corp. of Victoria Local Government Guaranteed
11/15/16	5.750%	AUD	6,950,000	6,458,892
Total				7,710,317
BRAZIL 0.7%
Brazilian Government International Bond
Senior Unsecured
01/05/24	8.500%	BRL	3,250,000	1,201,614
01/20/34	8.250%	2,285,000		3,067,612
Petrobras Global Finance BV
05/20/23	4.375%	500,000		468,515
Petrobras International Finance Co. SA
03/15/19	7.875%	1,535,000		1,760,000
01/27/21	5.375%	2,600,000		2,635,984
Total				9,133,725
CHILE 0.2%
Chile Government International Bond Senior Unsecured
08/05/20	5.500%	CLP	1,060,000,000	1,867,931
COLOMBIA 1.3%
Colombia Government International Bond
Senior Unsecured
04/14/21	7.750%	COP	5,300,000,000	2,834,526
06/28/27	9.850%	COP	1,850,000,000	1,152,576
01/18/41	6.125%	2,070,000		2,411,838
Ecopetrol SA
Senior Unsecured
07/23/19	7.625%	900,000		1,068,480
01/16/25	4.125%	700,000		677,250
05/28/45	5.875%	1,000,000		1,012,500
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	1,700,000,000	894,503
Empresa de Energia de Bogota SA ESP Senior Unsecured (b)
11/10/21	6.125%	1,279,000		1,363,686

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(l) (continued)
COLOMBIA (CONTINUED)
Empresas Publicas de Medellin ESP (b)
Senior Unsecured
02/01/21	8.375%	COP $	6,854,000,000	$3,564,427
09/10/24	7.625%	COP	666,000,000	330,304
Oleoducto Central SA Senior Unsecured (b)
05/07/21	4.000%	500,000		499,600
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%	619,000		650,791
Total				16,460,481
CROATIA 0.2%
Croatia Government International Bond Senior Unsecured (b)
01/26/24	6.000%	2,849,000		3,037,746
DOMINICAN REPUBLIC 1.0%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%	1,400,000		1,424,500
Dominican Republic International Bond
02/22/19	12.000%	DOP	38,000,000	908,146
Senior Unsecured
02/10/23	14.500%	DOP	14,000,000	367,305
Dominican Republic International Bond (b)
07/05/19	15.000%	DOP	58,000,000	1,534,828
01/08/21	14.000%	DOP	44,702,000	1,145,945
Senior Unsecured
05/06/21	7.500%	778,000		874,333
04/20/27	8.625%	2,850,000		3,448,500
04/30/44	7.450%	2,200,000		2,365,000
Total				12,068,557
EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured (b)
02/01/41	7.625%	600,000		633,000
GEORGIA 0.2%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%	2,642,000		2,966,173
GHANA 0.1%
Republic of Ghana (b)
08/07/23	7.875%	700,000		701,750
01/18/26	8.125%	500,000		501,250
Total				1,203,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(l) (continued)
GUATEMALA 0.3%
Guatemala Government Bond (b)
Senior Unsecured
06/06/22	5.750%	$2,160,000		$2,381,400
02/13/28	4.875%	1,690,000		1,723,800
Total				4,105,200
HUNGARY 0.8%
Hungary Government International Bond
Senior Unsecured
02/03/15	4.750%	80,000		80,850
02/19/18	4.125%	1,000,000		1,035,000
11/22/23	5.750%	2,792,000		3,025,830
03/25/24	5.375%	1,944,000		2,058,210
MFB Magyar Fejlesztesi Bank Zrt. (b)
10/21/20	6.250%	851,000		937,426
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%	2,500,000		2,650,525
Magyar Export-Import Bank Zrt. (b)(c)
Government Guaranteed
01/30/20	4.000%	789,000		781,505
Total				10,569,346
INDONESIA 2.5%
Indonesia Government International Bond (b)
Senior Unsecured
03/13/20	5.875%	5,630,000		6,171,887
05/05/21	4.875%	1,000,000		1,040,000
04/25/22	3.750%	1,400,000		1,351,000
Indonesia Treasury Bond
Senior Unsecured
07/15/17	10.000%	IDR	4,979,000,000	429,048
04/15/19	7.875%	IDR	6,500,000,000	525,441
09/15/19	11.500%	IDR	30,600,000,000	2,849,504
07/15/22	10.250%	IDR	10,680,000,000	958,877
03/15/24	8.375%	IDR	44,900,000,000	3,657,222
09/15/24	10.000%	IDR	4,500,000,000	406,237
05/15/27	7.000%	IDR	39,480,000,000	2,802,643
Majapahit Holding BV (b)
08/07/19	8.000%	1,000,000		1,167,500
06/29/37	7.875%	540,000		634,500
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%	1,400,000		1,401,400
05/20/23	4.300%	2,212,000		2,095,870
PT Perusahaan Listrik Negara (b)
Senior Unsecured
11/22/21	5.500%	6,177,000		6,447,384
10/24/42	5.250%	250,000		217,188
Total				32,155,701
IRELAND 0.1%
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/21/23	5.942%	1,300,000		1,212,250

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(l) (continued)
ITALY 0.7%
Italy Buoni Poliennali Del Tesoro
09/01/22	5.500%	EUR $	700,000	$1,112,065
Senior Unsecured
05/01/21	3.750%	EUR	4,020,000	5,758,503
Republic of Italy
11/15/16	2.750%	EUR	1,300,000	1,719,647
Total				8,590,215
IVORY COAST 0.1%
Ivory Coast Government International Bond (b)
07/23/24	5.375%	400,000		381,500
Ivory Coast Government International Bond (h)
Senior Unsecured
12/31/32	5.750%	700,000		667,625
Total				1,049,125
KAZAKHSTAN 0.4%
KazMunayGas National Co. JSC (b)
Senior Unsecured
07/02/18	9.125%	1,875,000		2,189,062
04/30/23	4.400%	2,950,000		2,836,086
Total				5,025,148
MACEDONIA —%
Macedonia Government Bond (b)
07/24/21	3.975%	EUR	391,000	499,683
MALAYSIA 0.2%
Malaysia Government Bond Senior Unsecured
10/31/19	3.654%	MYR	6,100,000	1,856,458
Petronas Capital Ltd.
08/12/19	5.250%	75,000		83,858
Total				1,940,316
MEXICO 2.5%
Comision Federal de Electricidad (b)
Senior Unsecured
01/15/24	4.875%	1,700,000		1,786,700
02/14/42	5.750%	300,000		317,250
Mexican Bonos
06/16/16	6.250%	MXN	14,640,000	1,136,949
12/15/16	7.250%	MXN	5,000,000	396,708
12/13/18	8.500%	MXN	44,135,000	3,709,029
06/11/20	8.000%	MXN	28,940,000	2,421,123
06/10/21	6.500%	MXN	5,250,000	407,594
06/09/22	6.500%	MXN	95,500,000	7,350,981
12/05/24	10.000%	MXN	25,000,000	2,403,511
06/03/27	7.500%	MXN	14,720,000	1,198,404
Senior Unsecured
11/23/34	7.750%	MXN	17,800,000	1,466,806
Mexico Government International Bond Senior Unsecured
01/11/40	6.050%	1,430,000		1,687,400

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(l) (continued)
MEXICO (CONTINUED)
Pemex Finance Ltd.
(NPFGC)
08/15/17	10.610%	$161,250		$180,344
Senior Unsecured
11/15/18	9.150%	310,000		349,334
Pemex Project Funding Master Trust
01/21/21	5.500%	1,000,000		1,100,500
Petroleos Mexicanos
03/01/18	5.750%	2,420,000		2,680,150
09/12/24	7.190%	MXN	5,730,000	430,852
06/02/41	6.500%	700,000		809,690
Petroleos Mexicanos (b)
01/23/45	6.375%	2,000,000		2,261,600
Total				32,094,925
MOROCCO 0.1%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%	1,045,000		1,038,469
NETHERLANDS 0.1%
Petrobras Global Finance BV
03/17/24	6.250%	755,000		790,961
NEW ZEALAND 0.5%
New Zealand Government Bond
Senior Unsecured
03/15/19	5.000%	NZD	2,800,000	2,275,591
05/15/21	6.000%	NZD	3,555,000	3,079,124
04/15/23	5.500%	NZD	1,440,000	1,231,895
Total				6,586,610
PANAMA 0.1%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%	1,423,587		1,467,115
PARAGUAY 0.1%
Republic of Paraguay (b)
08/11/44	6.100%	1,081,000		1,143,158
PERU 0.8%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%	2,300,000		2,411,921
Fondo MIVIVIENDA SA Senior Unsecured (b)
01/31/23	3.500%	1,500,000		1,425,000
Peruvian Government International Bond
Senior Unsecured
05/03/16	8.375%	510,000		565,335

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(l) (continued)
PERU (CONTINUED)
08/12/26	8.200%	PEN $	7,670,000	$3,157,242
Peruvian Government International Bond (b)
Senior Unsecured
08/12/20	7.840%	PEN	1,500,000	590,947
08/12/26	8.200%	PEN	3,435,000	1,413,967
Total				9,564,412
PHILIPPINES 0.2%
Philippine Government International Bond Senior Unsecured
01/15/21	4.950%	PHP	35,000,000	820,992
Power Sector Assets & Liabilities Management Corp. (b)
Government Guaranteed
05/27/19	7.250%	720,000		854,100
12/02/24	7.390%	610,000		776,225
Total				2,451,317
POLAND 0.5%
Poland Government Bond
10/24/15	6.250%	PLN	4,680,000	1,476,005
10/25/19	5.500%	PLN	7,090,000	2,456,245
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	2,250,000		2,472,187
Total				6,404,437
QATAR —%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	180,000		203,175
REPUBLIC OF NAMIBIA 0.2%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%	2,800,000		2,968,280
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (h)
06/30/29	3.500%	580,450		530,450
ROMANIA 0.7%
Romania Government Bond
08/29/16	4.750%	RON	11,800,000	3,499,555
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%	1,600,000		1,892,000
08/22/23	4.375%	2,238,000		2,291,153
01/22/24	4.875%	572,000		603,460
Total				8,286,168

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(l) (continued)
RUSSIAN FEDERATION 1.1%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB $	73,100,000	$1,735,396
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%	2,200,000		1,906,300
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%	1,437,000		1,573,716
03/07/22	6.510%	3,147,000		3,202,072
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
04/04/22	4.500%	1,500,000		1,459,875
04/04/42	5.625%	600,000		595,500
Russian Foreign Bond - Eurobond (b)(h)
Senior Unsecured
03/31/30	7.500%	3,147,575		3,526,008
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	379,000		369,821
Total				14,368,688
SENEGAL —%
Senegal Government International Bond (b)
07/30/24	6.250%	292,000		291,270
SERBIA 0.1%
Republic of Serbia (b)
12/03/18	5.875%	1,316,000		1,368,640
SOUTH AFRICA 0.1%
South Africa Government Bond
01/31/30	8.000%	ZAR	7,000,000	582,198
South Africa Government International Bond Senior Unsecured
03/09/20	5.500%	430,000		462,788
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%	700,000		655,359
Total				1,700,345
SOUTH KOREA 0.2%
Export-Import Bank of Korea
Senior Unsecured
04/11/22	5.000%	1,800,000		2,008,962
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	2,500,000,000	202,817
Total				2,211,779
SPAIN 0.3%
Spain Government Bond

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(l) (continued)
SPAIN (CONTINUED)
Senior Unsecured
04/30/20	4.000%	EUR $	750,000	$1,096,023
04/30/21	5.500%	EUR	1,370,000	2,188,289
Spain Government Bond (b)
Senior Unsecured
10/31/23	4.400%	EUR	400,000	607,745
Total				3,892,057
SWEDEN 0.1%
Sweden Government Bond
05/12/25	2.500%	SEK	8,340,000	1,268,949
TRINIDAD AND TOBAGO 0.5%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	4,990,000		6,274,925
TURKEY 1.5%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%	2,350,000		2,485,125
Turkey Government International Bond
02/17/45	6.625%	1,250,000		1,398,438
Senior Unsecured
03/30/21	5.625%	3,050,000		3,240,625
03/23/23	3.250%	1,200,000		1,078,800
02/05/25	7.375%	7,290,000		8,656,875
01/14/41	6.000%	1,700,000		1,759,500
Total				18,619,363
UNITED ARAB EMIRATES 0.3%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
12/13/21	5.875%	700,000		812,916
01/12/23	3.625%	1,400,000		1,377,250
05/06/24	3.875%	1,065,000		1,051,934
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%	377,000		422,111
Total				3,664,211
UNITED KINGDOM 0.2%
United Kingdom Gilt
03/07/25	5.000%	GBP	1,137,000	2,279,268
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK
01/15/33	7.875%	935,000		1,252,900

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(l) (continued)
VENEZUELA 1.4%
Petroleos de Venezuela SA
04/12/17	5.250%	$8,385,000	$5,827,575
11/02/17	8.500%	7,225,900	5,690,396
11/17/21	9.000%	1,504,303	1,004,122
Senior Unsecured
10/28/15	5.000%	686,392	588,581
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	7,268,700	4,906,373
Total			18,017,047
ZAMBIA 0.2%
Zambia Government International Bond Senior Unsecured (b)
04/14/24	8.500%	2,506,000	2,847,443
Total Foreign Government Obligations (Cost: $275,564,850)			$275,150,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
California —%
Cabazon Band Mission Indians Series 2004(e)(m)(n)
10/01/11	13.000%	350,000	177,898
Puerto Rico 0.2%
Commonwealth of Puerto Rico(m)
07/01/35	8.000%	2,950,000	2,596,059
Total Municipal Bonds (Cost: $3,094,158)			$2,773,957

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 5.2%
Aerospace & Defense 0.1%
Doncasters US Finance LLC Tranche B Term Loan (h)(o)
04/09/20	4.500%	394,003	390,804
TASC, Inc. 1st Lien Term Loan (h)(o)
05/22/20	6.500%	324,188	311,120
Total			701,924

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive 0.1%
Gates Global LLC Term Loan (h)(o)
07/05/21	4.250%	$825,000	$809,358
Navistar, Inc. Tranche B Term Loan (h)(o)
08/17/17	5.750%	139,500	139,674
Total			949,032
Brokerage/Asset Managers/Exchanges 0.1%
Nuveen Investments, Inc. (h)(o)
1st Lien Tranche B Term Loan
05/13/17	4.157%	450,000	448,632
2nd Lien Tranche B Term Loan
02/28/19	6.500%	600,000	600,450
USI, Inc. Term Loan (h)(o)
12/27/19	4.250%	294,772	289,246
Total			1,338,328
Building Materials —%
Contech Engineered Solutions LLC Term Loan (h)(o)
04/29/19	6.250%	148,125	147,940
Roofing Supply Group LLC Term Loan (h)(o)
05/31/19	5.000%	219,643	216,715
Total			364,655
Cable and Satellite 0.1%
Encompass Digital Media, Inc. 1st Lien Tranche B Term Loan (h)(o)
06/06/21	5.500%	439,939	437,740
MCC Iowa LLC Tranche G Term Loan (h)(o)
01/20/20	4.000%	196,000	190,610
Mediacom Illinois LLC Tranche E Term Loan (h)(o)
10/23/17	3.120%	481,156	471,533
TWCC Holding Corp. 2nd Lien Term Loan (h)(o)
06/26/20	7.000%	250,000	244,582
Total			1,344,465
Chemicals 0.6%
American Pacific Corp. Term Loan (c)(h)(o)
02/26/19	7.000%	997,494	999,987

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Ascend Performance Materials Operations LLC Tranche B Term Loan (h)(o)
04/10/18	6.750%	$293,970	$286,621
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (h)(o)
02/01/20	3.750%	731,617	716,224
HII Holding Corp. 2nd Lien Term Loan (h)(o)
12/21/20	9.500%	500,000	503,750
Kronos Worldwide, Inc. Term Loan (h)(o)
02/18/20	4.750%	995,000	989,607
MacDermid, Inc. Tranche B 1st Lien Term Loan (c)(h)(o)
06/07/20	4.000%	1,000,000	987,500
Nexeo Solutions LLC Term Loan (h)(o)
09/08/17	5.000%	367,331	363,430
Oxea Finance & Cy SCA 2nd Lien Term Loan (h)(o)
07/15/20	8.250%	175,000	172,958
Polymer Group, Inc. Term Loan (h)(o)
12/19/19	5.250%	997,494	992,506
Ravago Holdings America, Inc. Term Loan (h)(o)
12/20/20	5.500%	995,000	995,627
Solenis International LP/Holdings 3 LLC Term Loan (h)(o)
07/31/21	4.250%	250,000	244,937
Univar, Inc. Tranche B Term Loan (h)(o)
06/30/17	5.000%	750,559	741,801
Total			7,994,948
Construction Machinery —%
Douglas Dynamics LLC Term Loan (h)(o)
04/18/18	5.750%	288,340	287,259
Consumer Cyclical Services 0.3%
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (h)(o)
10/31/19	5.250%	196,500	195,910
Monitronics International, Inc. Tranche B Term Loan (h)(o)
03/23/18	4.250%	392,994	388,081

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
Pre-Paid Legal Services, Inc. Term Loan (h)(o)
07/01/19	6.250%	$138,306	$138,394
Quikrete Holdings, Inc. 1st Lien Term Loan (h)(o)
09/28/20	4.000%	942,283	930,505
Sabre GLBL, Inc. Tranche B Term Loan (h)(o)
02/19/19	4.000%	309,913	305,460
ServiceMaster Co. LLC (The) Term Loan (h)(o)
07/01/21	4.250%	1,000,000	983,910
Weight Watchers International, Inc. Tranche B-2 Term Loan (h)(o)
04/02/20	4.000%	541,750	411,730
Total			3,353,990
Consumer Products 0.2%
Affinion Group, Inc. Tranche B Term Loan (c)(h)(o)
04/30/18	6.750%	1,196,992	1,159,586
Fender Musical Instruments Corp. Term Loan (h)(o)
04/03/19	5.750%	133,125	132,626
Herff Jones, Inc. Term Loan (h)(o)
06/25/19	5.500%	530,010	528,907
Party City Holdings, Inc. Term Loan (h)(o)
07/27/19	4.000%	539,065	529,152
Total			2,350,271
Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/ LLC Term Loan (h)(o)
12/13/19	4.000%	518,498	508,937
Allflex Holdings III, Inc. (h)(o)
1st Lien Term Loan
07/17/20	4.250%	420,750	416,122
2nd Lien Term Loan
07/19/21	8.000%	750,000	744,375
Apex Tool Group LLC Term Loan (h)(o)
01/31/20	4.500%	1,014,600	976,978
Filtration Group Corp. 1st Lien Term Loan (h)(o)
11/20/20	4.500%	994,987	989,187

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Ranpak Corp. 2nd Lien Term Loan (h)(o)
04/23/20	8.500%	$100,000	$100,833
William Morris Endeavor Entertainment LLC (h)(o)
1st Lien Term Loan
05/06/21	5.250%	124,688	122,661
2nd Lien Term Loan
05/06/22	8.250%	150,000	146,000
Total			4,005,093
Electric 0.3%
Calpine Corp. (h)(o)
Term Loan
04/01/18	4.000%	265,859	263,381
04/01/18	4.000%	145,125	143,772
10/09/19	4.000%	158,771	157,074
EquiPower Resources Holdings LLC (h)(o)
1st Lien Tranche B Term Loan
12/21/18	4.250%	121,523	120,915
1st Lien Tranche C Term Loan
12/31/19	4.250%	345,627	343,899
Essential Power LLC Term Loan (h)(o)
08/08/19	4.750%	188,958	189,903
FREIF North American Power I LLC (h)(o)
Tranche B-1 Term Loan
03/29/19	4.750%	311,984	312,764
Tranche C-1 Term Loan
03/29/19	4.750%	51,277	51,406
NRG Energy, Inc. Term Loan (h)(o)
07/01/18	2.750%	290,329	284,522
TPF Generation Holdings LLC Term Loan (h)(o)
12/31/17	4.750%	1,590,218	1,540,524
TPF II LC LLC Term Loan (h)(o)
08/21/19	7.750%	293,130	296,061
Texas Competitive Electric Holdings Co. LLC Term Loan (h)(n)(o)
10/10/14	4.647%	624,903	458,785
Windsor Financing LLC Tranche B Term Loan (h)(o)
12/05/17	6.250%	114,473	117,334
Total			4,280,340
Environmental 0.1%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan (h)(o)
10/09/19	3.750%	343,875	334,246

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Environmental (continued)
STI Infrastructure SARL Term Loan (c)(h)(o)
08/22/20	6.250%	$498,741	$488,766
Waste Industries U.S.A., Inc. Tranche B Term Loan (h)(o)
03/17/17	4.000%	245,625	243,476
Total			1,066,488
Food and Beverage 0.1%
AdvancePierre Foods, Inc. 1st Lien Term Loan (h)(o)
07/10/17	5.750%	736,875	736,565
Arysta LifeScience SPC LLC (h)(o)
1st Lien Term Loan
05/29/20	4.500%	74,435	73,690
2nd Lien Term Loan
11/30/20	8.250%	175,000	175,730
Big Heart Pet Brands Term Loan (h)(o)
03/09/20	3.500%	500,461	479,817
Performance Food Group, Inc. 2nd Lien Term Loan (h)(o)
11/14/19	6.250%	444,375	442,709
Total			1,908,511
Gaming 0.2%
Affinity Gaming LLC Term Loan (h)(o)
11/09/17	5.250%	91,373	91,487
CCM Merger, Inc. Term Loan (h)(o)
08/06/21	4.500%	220,408	218,068
Caesars Entertainment Operating Co., Inc. Tranche B-6 Term Loan (h)(o)
03/01/17	6.948%	207,542	189,029
Cannery Casino Resorts LLC 2nd Lien Term Loan (h)(o)
10/02/19	10.000%	100,000	99,250
Peppermill Casinos, Inc. Tranche B Term Loan (h)(o)
11/09/18	7.250%	392,986	397,898
ROC Finance LLC Tranche B Term Loan (h)(o)
06/20/19	5.000%	420,750	401,467
Scientific Games International, Inc. (c)(h)(o)
Tranche B2 Term Loan
08/01/21	6.000%	1,000,000	979,640
Scientific Games International, Inc. (h)(o)
Term Loan
10/18/20	4.250%	372,187	364,513

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Stockbridge/SBE Holdings Tranche B Term Loan (h)(o)
05/02/17	13.000%	$62,500	$66,250
Total			2,807,602
Health Care 0.3%
Alere, Inc. Tranche B Term Loan (h)(o)
06/30/17	4.250%	483,995	479,760
Alliance HealthCare Services, Inc. Term Loan (h)(o)
06/03/19	4.250%	222,188	220,869
CHS/Community Health Systems, Inc. (h)(o)
Tranche D Term Loan
01/27/21	4.250%	595,419	593,239
Tranche E Term Loan
01/25/17	3.485%	223,394	222,049
DaVita HealthCare Partners, Inc. Tranche B Term Loan (h)(o)
06/24/21	3.500%	349,125	344,719
IASIS Healthcare LLC Tranche B-2 Term Loan (h)(o)
05/03/18	4.500%	628,543	625,922
Onex Carestream Finance LP 1st Lien Term Loan (h)(o)
06/07/19	5.000%	316,951	316,273
Quintiles Transnational Corp. Term B-3 Term Loan (h)(o)
06/08/18	3.750%	459,349	451,884
Total			3,254,715
Independent Energy 0.1%
Samson Investment Co. 2nd Lien Tranche 1 Term Loan (h)(o)
09/25/18	5.000%	530,000	510,289
Templar Energy LLC 2nd Lien Term Loan (h)(o)
11/25/20	8.000%	1,000,000	968,750
Total			1,479,039
Leisure 0.2%
24 Hour Fitness Worldwide, Inc. Term Loan (h)(o)
05/28/21	4.750%	274,312	272,428
Lions Gate Entertainment Term Loan (c)(h)(o)
07/19/20	5.000%	1,000,000	1,002,500

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Leisure (continued)
Zuffa LLC Term Loan (h)(o)
02/25/20	3.750%	$663,191	$654,072
Total			1,929,000
Media and Entertainment 0.4%
Clear Channel Communications, Inc. Tranche D Term Loan (h)(o)
01/30/19	6.904%	417,100	398,034
Getty Images, Inc. Term Loan (h)(o)
10/18/19	4.750%	736,875	674,550
Granite Broadcasting 1st Lien Tranche B Term Loan (h)(o)
05/23/18	6.750%	103,893	103,633
Ion Media Networks, Inc. Term Loan (h)(o)
12/18/20	5.000%	992,500	985,056
Learfield Communications, Inc. 1st Lien Term Loan (h)(o)
10/09/20	4.500%	893,261	887,679
Radio One, Inc. Term Loan (h)(o)
03/31/16	7.500%	381,912	386,208
RentPath, Inc. Tranche B Term Loan (h)(o)
05/29/20	6.250%	939,362	937,014
Salem Communications Corp. Term Loan (h)(o)
03/13/20	4.500%	449,667	445,359
Univision Communications, Inc. Term Loan (h)(o)
03/01/20	4.000%	443,250	434,385
Van Wagner Communications LLC Term Loan (h)(o)
08/03/18	5.238%	144,787	144,426
Total			5,396,344
Metals 0.1%
Essar Steel Algoma, Inc. Term Loan (h)(o)
11/15/14	12.250%	122,812	122,736
FMG Resources August 2006 Proprietary Ltd. Term Loan (h)(o)
06/30/19	3.750%	731,002	714,898

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (h)(o)
02/28/19	5.750%	$98,485	$95,695
Total			933,329
Midstream —%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (h)(o)
04/04/18	6.250%	146,818	138,498
Oil Field Services 0.1%
Drillships Financing Holding, Inc. Tranche B1 Term Loan (h)(o)
03/31/21	6.000%	884,356	846,771
Other Financial Institutions —%
AlixPartners LLP 1st Lien Tranche B-2 Term Loan (h)(o)
07/10/20	4.000%	162,190	159,486
Other Industry 0.1%
Harland Clarke Holdings Corp. Tranche B-3 Term Loan (h)(o)
05/22/18	7.000%	169,531	170,910
Sensus U.S.A., Inc. (h)(o)
1st Lien Term Loan
05/09/17	4.500%	989,771	966,264
2nd Lien Term Loan
05/09/18	8.500%	350,000	347,375
WireCo WorldGroup, Inc. Term Loan (h)(o)
02/15/17	6.000%	242,681	243,692
Total			1,728,241
Packaging 0.1%
Ranpak Corp. Term Loan (c)(h)(o)
10/01/21	4.750%	1,000,000	995,830
Paper —%
Caraustar Industries, Inc. Term Loan (h)(o)
05/01/19	7.500%	354,326	355,211

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals 0.1%
Par Pharmaceutical Companies, Inc. Tranche B-2 Term Loan (h)(o)
09/30/19	4.000%	$491,771	$481,410
Valeant Pharmaceuticals International, Inc. (h)(o)
Tranche B-C2 Term Loan
12/11/19	3.750%	234,518	231,488
Tranche B-D2 Term Loan
02/13/19	3.750%	127,386	125,829
Total			838,727
Property & Casualty 0.1%
Alliant Holdings I LLC Term Loan (h)(o)
12/20/19	4.250%	584,262	575,498
Asurion LLC Tranche B-1 Term Loan (h)(o)
05/24/19	5.000%	410,524	408,115
Total			983,613
Retailers 0.7%
Academy Ltd. Term Loan (h)(o)
08/03/18	4.500%	657,442	650,046
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (h)(o)
09/26/19	4.500%	962,982	947,179
David’s Bridal, Inc. Term Loan (h)(o)
10/11/19	5.000%	1,251,755	1,208,470
Hudson’s Bay Co. 1st Lien Term Loan (h)(o)
11/04/20	4.750%	1,000,000	998,540
J. Crew Group, Inc. Term Loan (h)(o)
03/05/21	4.000%	583,519	553,508
Jo-Ann Stores, Inc. Tranche B Term Loan (h)(o)
03/16/18	4.000%	402,676	386,235
Leslie’s Poolmart, Inc. Tranche B Term Loan (h)(o)
10/16/19	4.250%	994,925	978,757
Neiman Marcus Group, Inc. (The) Term Loan (h)(o)
10/25/20	4.250%	969,565	951,657
PetCo Animal Supplies, Inc. Term Loan (h)(o)
11/24/17	4.000%	516,944	511,495
Pilot Travel Centers LLC (c)(h)(o)
Tranche B Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
10/01/21	4.250%	$325,000	$323,375
Pilot Travel Centers LLC (h)(o)
Tranche B Term Loan
08/07/19	4.250%	397,933	397,106
Rite Aid Corp. (h)(o)
2nd Lien Tranche 1 Term Loan
08/21/20	5.750%	300,000	303,375
Tranche 2 Term Loan
06/21/21	4.875%	125,000	124,219
Tranche 7 Term Loan
02/21/20	3.500%	148,131	145,230
Sports Authority, Inc. (The) Tranche B Term Loan (h)(o)
11/16/17	7.500%	948,449	896,284
Total			9,375,476
Supermarkets 0.1%
Albertson’s LLC Tranche B-2 Term Loan (h)(o)
03/21/19	4.750%	994,259	988,671
Sprouts Farmers Markets Holdings LLC Term Loan (h)(o)
04/23/20	4.000%	167,947	166,897
Total			1,155,568
Technology 0.3%
Avago Technologies Ltd. Term Loan (h)(o)
05/06/21	3.750%	324,188	320,988
Blue Coat Systems, Inc. (h)(o)
2nd Lien Term Loan
06/26/20	9.500%	943,000	935,928
Term Loan
05/31/19	4.000%	346,501	339,283
Greeneden U.S. Holdings II LLC Term Loan (h)(o)
02/08/20	4.000%	140,714	137,724
Infogroup, Inc. Tranche B Term Loan (h)(o)
05/26/18	7.500%	247,500	232,806
RP Crown Parent LLC 1st Lien Term Loan (h)(o)
12/21/18	6.000%	1,041,757	1,012,734
TransUnion LLC Term Loan (h)(o)
04/09/21	4.000%	199,000	195,643
Verint Systems, Inc. Tranche B Term Loan (h)(o)
09/06/19	3.500%	41,415	41,135
Total			3,216,241

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Transportation Services —%
Commercial Barge Line Co. 1st Lien Term Loan (h)(o)
09/22/19	7.500%	$172,375	$172,590
Hertz Corp. (The) Letter of Credit (h)(o)
03/11/18	3.750%	250,000	246,250
Total			418,840
Wirelines —%
Alaska Communications Systems Holdings, Inc. Term Loan (h)(o)
10/21/16	6.250%	314,054	311,856
Total Senior Loans (Cost: $67,424,018)			$66,269,691

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Diversified Financial Services —%
Fairlane Management Corp. (d)(e)(g)(p)	2,000	$—
TOTAL FINANCIALS		—
Total Common Stocks (Cost: $—)		$—

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.093% (q)(r)	31,471,956	$31,471,956
Total Money Market Funds (Cost: $31,471,956)		$31,471,956
Total Investments
(Cost: $1,274,702,927) (s)		$1,284,392,834(t)
Other Assets & Liabilities, Net		(17,744,218)
Net Assets		$1,266,648,616

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	10/20/2014	106,822,000	2,836,386	144,332	—
		RUB	USD
Citigroup Global Markets Inc.	10/22/2014	1,450,000	1,263,936	—	(3,698)
		AUD	USD
Citigroup Global Markets Inc.	10/22/2014	7,540,000	6,807,316	215,621	—
		AUD	USD
Goldman, Sachs & Co.	10/22/2014	9,220,000	1,272,841	—	(4,766)
		SEK	USD
J.P. Morgan Securities, Inc.	11/03/2014	254,000	200,160	1,057	—
		SGD	USD
Standard Chartered Bank	10/06/2014	2,930,000	4,854,102	104,307	—
		GBP	USD
UBS Securities	10/08/2014	16,080,000	20,935,838	625,150	—
		EUR	USD
UBS Securities	10/22/2014	1,615,000	1,253,683	—	(4,397)
		NZD	USD
UBS Securities	10/22/2014	7,148,000	5,810,109	241,840	—
		NZD	USD
Total				1,332,307	(12,861)

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $3,607,722 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	300	USD	65,653,125	12/2014	—	(19,200)
US 5YR NOTE	199	USD	23,533,304	12/2014	—	(8,073)
US ULTRA T-BOND	404	USD	61,610,000	12/2014	—	(682,356)
Total					—	(709,629)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30YR BOND	(32)	EUR	(5,755,468)	12/2014	—	(96,589)
US 10YR NOTE	(1,564)	USD	(194,937,946)	12/2014	—	(96,443)
US LONG BOND	(461)	USD	(63,574,781)	12/2014	—	(204,541)
Total					—	(397,573)

Interest Rate Swap Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $3,918,651 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.5513	09/04/2024	USD	109,000,000	(956)	742,084	—

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)            Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $570,181,896 or 45.02% of net assets.

(c)            Represents a security purchased on a when-issued or delayed delivery basis.

(d)            Negligible market value.

(e)            Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $177,898, which represents 0.01% of net assets.  Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Series 2004
10/01/11 13.000%	10-04-2004	350,000
Six Flags, Inc., Escrow
06/01/44 0.000%	05-07-2010	—
Fairlane Management Corp.	09-23-2002	—

(f)                                       Zero coupon bond.

(g)                                     Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $4,874,153, which represents 0.38% of net assets.

(h)                                     Variable rate security.

(i)                                        Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at September 30, 2014:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
10/14/44 3.500%	73,750,000	10/14/14	75,386,328	75,380,568

(j)                                        The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(k)                                     Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(l)                                        Principal and interest may not be guaranteed by the government.

(m)                                  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At September 30, 2014, the value of these securities amounted to $2,773,957 or 0.22% of net assets.

(n)                                     Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2014, the value of these securities amounted to $636,683, which represents 0.05% of net assets.

(o)                                     Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(p)                                     Non-income producing.

(q)                                     The rate shown is the seven-day current annualized yield at September 30, 2014.

(r)                                       As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	90,454,018	276,149,386	(335,131,448)	31,471,956	31,948	31,471,956

(s)                                     At September 30, 2014, the cost of securities for federal income tax purposes was approximately $1,274,703,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,203,000
Unrealized Depreciation	(21,513,000)
Net Unrealized Appreciation	$9,690,000

(t)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

(u)                                     This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

Abbreviation Legend

CMO                      Collateralized Mortgage Obligation

FGIC                     Financial Guaranty Insurance Company

NPFGC         National Public Finance Guarantee Corporation

PIK                               Payment-in-Kind

STRIPS         Separate Trading of Registered Interest and Principal Securities

Currency Legend

AUD                         Australian Dollar

BRL                           Brazilian Real

CLP                           Chilean Peso

COP                        Colombian Peso

DOP                        Dominican Republic Peso

EUR                         Euro

GBP                         British Pound

IDR                             Indonesian Rupiah

KRW                      Korean Won

MXN                        Mexican Peso

MYR                        Malaysia Ringgits

NZD                         New Zealand Dollar

PEN                          Peru Nuevos Soles

PHP                          Philippine Peso

PLN                           Polish Zloty

RON                       Romania, New Lei

RUB                         Russian Rouble

SEK                           Swedish Krona

SGD                        Singapore Dollar

USD                         US Dollar

UYU                         Uruguay Pesos

ZAR                          South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Bonds
Corporate Bonds & Notes
Transportation Services	—	3,355,287	1,243,134		4,598,421
All Other Industries	—	529,837,067	—		529,837,067
Residential Mortgage-Backed Securities - Agency	—	59,272,651	—		59,272,651
Residential Mortgage-Backed Securities - Non-Agency	—	118,834,577	25,519,164		144,353,741
Commercial Mortgage-Backed Securities - Non-Agency	—	64,744,340	—		64,744,340
Asset-Backed Securities - Non-Agency	—	29,184,544	9,374,152		38,558,696
Inflation-Indexed Bonds	—	38,834,007	—		38,834,007
U.S. Treasury Obligations	28,527,877	—	—		28,527,877
Foreign Government Obligations	—	271,561,511	3,588,919		275,150,430
Municipal Bonds	—	2,773,957	—		2,773,957
Total Bonds	28,527,877	1,118,397,941	39,725,369		1,186,651,187
Senior Loans
Building Materials	—	216,715	147,940		364,655
Cable and Satellite	—	1,153,855	190,610		1,344,465
Chemicals	—	7,204,577	790,371		7,994,948
Electric	—	3,312,872	967,468		4,280,340
Environmental	—	577,722	488,766		1,066,488
Gaming	—	2,343,454	464,148		2,807,602
Media and Entertainment	—	3,329,848	2,066,496		5,396,344
Property & Casualty	—	408,115	575,498		983,613
Retailers	—	8,479,192	896,284		9,375,476
Technology	—	2,280,313	935,928		3,216,241
Transportation Services	—	172,590	246,250		418,840
All Other Industries	—	29,020,679	—		29,020,679
Total Senior Loans	—	58,499,932	7,769,759		66,269,691
Equity Securities
Common Stocks
Financials	—	—	0	(a)	0	(a)
Total Equity Securities	—	—	0	(a)	0	(a)
Mutual Funds
Money Market Funds	31,471,956	—	—		31,471,956
Total Mutual Funds	31,471,956	—	—		31,471,956
Investments in Securities	59,999,833	1,176,897,873	47,495,128		1,284,392,834
Forward Sale Commitments Liability	—	(75,380,568)	—		(75,380,568)
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,332,307	—		1,332,307
Swap Contracts	—	742,084	—		742,084
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12,861)	—		(12,861)
Futures Contracts	(1,107,202)	—	—		(1,107,202)
Total	58,892,631	1,103,578,835	47,495,128		1,209,966,594

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Asset- Backed Securities - Non-Agency ($)	Foreign Government Obligations ($)	Senior Loans ($)	Common Stocks ($)		Total ($)
Balance as of December 31, 2013	1,202,642	2,290,489	16,695,175	—	1,466,979	2,009,591	0	(a)	23,664,876
Accrued discounts/premiums	1,423	—	(4,184)	(218)	(11,126)	(18,447)	—		(32,552)
Realized gain (loss)	—	—	—	—	—	(122,492)	—		(122,492)
Change in unrealized appreciation (depreciation)(b)	39,069	—	50,146	(24,153)	202,575	(49,152)	—		218,485
Sales	—	—	(2,754,373)	—	—	(659,874)	—		(3,414,247)
Purchases	—	—	20,000,000	9,398,523	1,930,491	1,503,760	—		32,832,774
Transfers into Level 3	—	—	—	—	—	5,793,116	—		5,793,116
Transfers out of Level 3	—	(2,290,489)	(8,467,600)	—	—	(686,743)	—		(11,444,832)
Balance as of September 30, 2014	1,243,134	—	25,519,164	9,374,152	3,588,919	7,769,759	0	(a)	47,495,128

(a) Rounds to zero.

(b) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $179,328, which is comprised of

Corporate Bonds & Notes of $39,069, Residential Mortgage-Backed Securities — Non-Agency of $50,146, Asset-Backed Securities — Non-Agency of ($24,153), Foreign Government Obligations of $202,575 and Senior Loans of ($88,309).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments

Variable Portfolio – AQR Managed Futures Strategy Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 27.2%
U.S. Treasury Bills
12/04/14	0.020%	$23,900,000	$23,899,355
01/29/15	0.020%	62,204,000	62,200,392
02/05/15	0.020%	24,131,000	24,129,094
Total Treasury Bills (Cost: $110,217,548)			$110,228,841

	Shares	Value

Money Market Funds 64.6%
Columbia Short-Term Cash Fund, 0.093% (a)(b)	162,482,961	$162,482,961
JPMorgan Prime Money Market Fund, 0.010% (a)	54,364,846	54,346,846
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000% (a)	50,000,000	50,000,000
Total Money Market Funds (Cost: $266,847,807)		$266,847,807
Total Investments
(Cost: $377,065,355) (c)		$377,076,648(d)
Other Assets & Liabilities, Net		29,036,724
Net Assets		$406,113,372

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2014

At September 30, 2014, securities totaling $4,505 were pledged as collateral to cover open forward foreign currency exchange contracts.

At September 30, 2014, cash totaling $3,090,000 was received from broker as collateral to cover open forward foreign currency exchange contracts.

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	12/17/2014	89,482,000	79,700,246	1,785,535	—
		AUD	USD
Royal Bank of Scotland	12/17/2014	3,814,000	3,307,966	—	(13,000)
		AUD	USD
Royal Bank of Scotland	12/17/2014	17,500,000	7,191,408	190,050
		BRL	USD
Royal Bank of Scotland	12/17/2014	1,300,000	518,770	—	(1,331)
		BRL	USD
Royal Bank of Scotland	12/17/2014	65,253,000	59,584,986	1,427,637	—
		CAD	USD
Royal Bank of Scotland	12/17/2014	620,000	669,482	19,556	—
		CHF	USD
Royal Bank of Scotland	12/17/2014	2,385,000,000	4,008,893	47,834	—
		CLP	USD
Royal Bank of Scotland	12/17/2014	6,800,000,000	3,407,088	74,735	—
		COP	USD
Royal Bank of Scotland	12/17/2014	500,000,000	244,566	—	(460)
		COP	USD
Royal Bank of Scotland	12/17/2014	441,400,000	20,790,628	493,973	—
		CZK	USD
Royal Bank of Scotland	12/17/2014	113,098,001	147,011,573	4,083,970	—
		EUR	USD
Royal Bank of Scotland	12/17/2014	11,846,000	19,303,022	111,904	—
		GBP	USD
Royal Bank of Scotland	12/17/2014	17,526,000	28,235,432	—	(157,572)
		GBP	USD
Royal Bank of Scotland	12/17/2014	6,362,000	818,941	—	(270)
		HKD	USD
Royal Bank of Scotland	12/17/2014	3,018,000,000	12,535,305	286,417	—
		HUF	USD
Royal Bank of Scotland	12/17/2014	25,300,000,000	2,114,501	84,454	—
		IDR	USD
Royal Bank of Scotland	12/17/2014	29,140,000	8,068,424	149,766	—
		ILS	USD
Royal Bank of Scotland	12/17/2014	700,000	189,902	—	(319)
		ILS	USD
Royal Bank of Scotland	12/17/2014	32,363,472,999	305,461,667	10,155,981	—
		JPY	USD
Royal Bank of Scotland	12/17/2014	4,190,000,000	3,977,344	31,001	—
		KRW	USD
Royal Bank of Scotland	12/17/2014	229,800,000	17,329,157	308,774	—
		MXN	USD
Royal Bank of Scotland	12/17/2014	79,000,000	5,834,723	—	(16,496)
		MXN	USD
Royal Bank of Scotland	12/17/2014	19,900,000	6,074,166	44,144	—
		MYR	USD
Royal Bank of Scotland	12/17/2014	414,815,000	65,370,610	981,594	—
		NOK	USD
Royal Bank of Scotland	12/17/2014	26,357,000	4,087,625	—	(3,599)
		NOK	USD
Royal Bank of Scotland	12/17/2014	36,740,000	29,690,364	1,232,129	—
		NZD	USD
Royal Bank of Scotland	12/17/2014	28,609,000	22,079,934	—	(80,152)
		NZD	USD
Royal Bank of Scotland	12/17/2014	408,600,000	9,191,153	121,431	—
		PHP	USD
Royal Bank of Scotland	12/17/2014	31,000,000	686,891	—	(1,218)
		PHP	USD
Royal Bank of Scotland	12/17/2014	18,300,000	5,671,924	165,005	—
		PLN	USD
Royal Bank of Scotland	12/17/2014	765,300,000	19,963,965	929,826	—
		RUB	USD
Royal Bank of Scotland	12/17/2014	647,008,000	91,406,457	1,763,784	—
		SEK	USD

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	12/17/2014	29,400,000	23,299,745	254,298	—
		SGD	USD
Royal Bank of Scotland	12/17/2014	14,170,000	6,269,143	165,312	—
		TRY	USD
Royal Bank of Scotland	12/17/2014	4,000,000	1,718,351	—	(4,678)
		TRY	USD
Royal Bank of Scotland	12/17/2014	327,700,000	10,890,996	91,852	—
		TWD	USD
Royal Bank of Scotland	12/17/2014	27,000,000	889,164	—	(604)
		TWD	USD
Royal Bank of Scotland	12/17/2014	88,858,711	96,100,000	—	(5,181,507)
		USD	AUD
Royal Bank of Scotland	12/17/2014	8,333,780	19,310,000	—	(608,280)
		USD	BRL
Royal Bank of Scotland	12/17/2014	65,287,681	71,297,000	—	(1,743,562)
		USD	CAD
Royal Bank of Scotland	12/17/2014	217,797	204,000	—	(3,951)
		USD	CHF
Royal Bank of Scotland	12/17/2014	3,502,554	6,840,000,000	—	(150,599)
		USD	COP
Royal Bank of Scotland	12/17/2014	13,010,217	276,000,000	—	(319,061)
		USD	CZK
Royal Bank of Scotland	12/17/2014	74,146,345	57,373,000	—	(1,641,214)
		USD	EUR
Royal Bank of Scotland	12/17/2014	29,549,257	18,331,951	149,429	—
		USD	GBP
Royal Bank of Scotland	12/17/2014	74,828,007	45,655,048	—	(864,526)
		USD	GBP
Royal Bank of Scotland	12/17/2014	743,438	5,761,000	—	(1,616)
		USD	HKD
Royal Bank of Scotland	12/17/2014	7,141,553	1,730,000,000	—	(120,156)
		USD	HUF
Royal Bank of Scotland	12/17/2014	3,926,483	46,900,000,000	—	(163,274)
		USD	IDR
Royal Bank of Scotland	12/17/2014	6,258,096	385,000,000	—	(126,312)
		USD	INR
Royal Bank of Scotland	12/17/2014	61,995,100	6,650,573,000	—	(1,310,885)
		USD	JPY
Royal Bank of Scotland	12/17/2014	26,012,588	26,720,000,000	—	(846,410)
		USD	KRW
Royal Bank of Scotland	12/17/2014	9,104,738	120,000,000	—	(216,809)
		USD	MXN
Royal Bank of Scotland	12/17/2014	6,007,295	19,210,000	—	(186,355)
		USD	MYR
Royal Bank of Scotland	12/17/2014	59,636,408	375,935,000	—	(1,282,480)
		USD	NOK
Royal Bank of Scotland	12/17/2014	61,192,401	74,578,000	—	(3,425,435)
		USD	NZD
Royal Bank of Scotland	12/17/2014	1,555,169	68,000,000	—	(45,770)
		USD	PHP
Royal Bank of Scotland	12/17/2014	5,521,536	18,040,000	—	(92,856)
		USD	PLN
Royal Bank of Scotland	12/17/2014	6,067,634	230,000,000	—	(347,195)
		USD	RUB
Royal Bank of Scotland	12/17/2014	11,080,710	79,333,000	—	(89,157)
		USD	SEK
Royal Bank of Scotland	12/17/2014	32,112,658	40,180,000	—	(617,212)
		USD	SGD
Royal Bank of Scotland	12/17/2014	7,864,660	17,400,000	—	(369,484)
		USD	TRY
Royal Bank of Scotland	12/17/2014	7,583,392	226,000,000	—	(135,707)
		USD	TWD
Royal Bank of Scotland	12/17/2014	5,024,781	54,600,000	—	(249,144)
		USD	ZAR
Royal Bank of Scotland	12/17/2014	43,800,000	3,886,152	55,147	—
		ZAR	USD
Royal Bank of Scotland	12/17/2014	8,300,000	725,135	—	(832)
		ZAR	USD
Total				25,205,538	(20,419,488)

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $18,695,587 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	239	EUR	75,414,438	03/2015	43,293	—
3MO EURO EURIBOR	330	EUR	104,133,933	06/2015	109,056	—
3MO EURO EURIBOR	361	EUR	113,910,512	09/2015	159,530	—
3MO EURO EURIBOR	401	EUR	126,513,182	12/2015	339,571	—
3MO EURO EURIBOR	401	EUR	126,481,527	03/2016	435,549	—
3MO EURO EURIBOR	403	EUR	127,080,544	06/2016	280,085	—
3MO EURO EURIBOR	408	EUR	128,618,576	09/2016	31,161	—
3MO EURO SWISS FRANC	80	CHF	20,969,938	06/2015	—	(2,437)
90 DAY STERLING	325	GBP	65,309,301	03/2015	2,563	—
90 DAY STERLING	324	GBP	64,980,319	06/2015	4,830	—
90 DAY STERLING	285	GBP	57,043,107	09/2015	—	(1,881)
90 DAY STERLING	174	GBP	34,561,868	09/2016	—	(16,976)
90DAY STERLING	242	GBP	48,333,620	12/2015	—	(11,124)
90DAY STERLING	198	GBP	39,467,448	03/2016	—	(17,506)
90DAY STERLING	180	GBP	35,815,666	06/2016	—	(18,901)
AMSTERDAM IDX	143	EUR	15,222,335	10/2014	112,509	—
AUST 10YR BOND	121	AUD	12,797,766	12/2014	142,237	—
AUST 3YR BOND	80	AUD	7,657,749	12/2014	33,618	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAC40 10 EURO	93	EUR	5,184,848	10/2014	—	(8,810)
CAN 10YR BOND	214	CAD	25,887,513	12/2014	—	(144,441)
COFFEE ‘C’	21	USD	1,522,631	12/2014	—	(55,143)
DAX INDEX	9	EUR	2,697,071	12/2014	—	(63,738)
DJIA MINI e-CBOT	186	USD	15,777,450	12/2014	5,425	—
EURO BUXL 30YR BOND	73	EUR	13,129,662	12/2014	69,180	—
EURO STOXX 50	205	EUR	8,345,164	12/2014	3,592	—
EURO$ 90 DAY	49	USD	12,208,963	03/2015	—	(14)
EURO-BOBL	74	EUR	11,956,137	12/2014	30,683	—
EURO-BUND	122	EUR	23,067,596	12/2014	126,887	—
EURO-SCHATZ	201	EUR	28,181,188	12/2014	6,577	—
FTSE 100 INDEX	14	GBP	1,499,191	12/2014	—	(39,020)
FTSE/JSE TOP 40	14	ZAR	552,580	12/2014	—	(23,846)
FTSE/MIB INDEX	10	EUR	1,318,056	12/2014	13,525	—
H-SHARES IDX	56	HKD	3,723,910	10/2014	—	(121,493)
IBEX 35 INDEX	32	EUR	4,388,787	10/2014	36,382	—
JPN 10YR BOND (OSE)	50	JPY	66,487,349	12/2014	50,822	—
LME ZINC	17	USD	972,188	12/2014	—	(51,210)
LONG GILT	181	GBP	33,198,464	12/2014	56,661	—
MSCI SING IX ETS	70	SGD	4,052,834	10/2014	—	(24,982)
MSCI TAIWAN INDEX	104	USD	3,368,560	10/2014	—	(41,178)
NASDAQ 100 E-MINI	244	USD	19,738,380	12/2014	—	(11,265)
S&P MID 400 EMINI	15	USD	2,048,100	12/2014	—	(70,425)
S&P/TSE 60 INDEX	90	CAD	13,841,332	12/2014	—	(483,085)
S&P500 EMINI	120	USD	11,793,000	12/2014	—	(87,808)
SGX CNX NIFTY	389	USD	6,215,053	10/2014	—	(107,592)
SPI 200	8	AUD	925,106	12/2014	—	(31,509)
TOPIX INDEX	159	JPY	19,230,773	12/2014	372,226	—
US 10YR NOTE	195	USD	24,304,923	12/2014	—	(160,315)
US 2YR NOTE	95	USD	20,790,156	12/2014	—	(7,178)
US 5YR NOTE	147	USD	17,383,898	12/2014	—	(39,496)
US LONG BOND	133	USD	18,341,531	12/2014	—	(113,887)
Total					2,465,962	(1,755,260)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO SWISS FRANC	(41)	CHF	(10,746,019)	03/2015	—	(1,229)
90DAY EURO$	(176)	USD	(43,267,400)	06/2016	15,822	—
BANK ACCEPT	(115)	CAD	(25,343,486)	03/2015	—	(7,832)
BANK ACCEPT	(45)	CAD	(9,912,496)	06/2015	—	(3,022)
BRENT CRUDE	(162)	USD	(15,336,540)	11/2014	988,728	—
COPPER	(19)	USD	(1,428,563)	12/2014	32,130	—
CORN	(283)	USD	(4,538,613)	12/2014	689,800	—
COTTON NO.2	(93)	USD	(2,853,705)	12/2014	722,014	—
EURO$ 90 DAY	(158)	USD	(39,176,100)	09/2015	—	(2,034)
EURO$ 90 DAY	(208)	USD	(51,279,800)	03/2016	22,833	—
EURO$ 90 DAY	(134)	USD	(32,850,100)	09/2016	7,484	—
EURO$ 90 DAY	(65)	USD	(16,159,813)	06/2015	—	(4,690)
EURO$ 90 DAY	(216)	USD	(53,403,300)	12/2015	17,843	—
GAS OIL FUT (ICE)	(254)	USD	(20,529,550)	11/2014	682,052	—
GASOLINE RBOB	(38)	USD	(3,889,931)	11/2014	58,707	—
KC HRW WHEAT	(38)	USD	(1,060,200)	12/2014	168,635	—
KOSPI2 INX	(7)	KRW	(852,404)	12/2014	3,294	—
LEAN HOGS	(19)	USD	(718,390)	12/2014	15,006	—
LME COPPER	(24)	USD	(4,004,100)	12/2014	25,312	—
NATURAL GAS	(30)	USD	(1,236,300)	11/2014	—	(50,447)
NY Harb ULSD	(128)	USD	(14,249,088)	11/2014	526,026	—
PLATINUM	(7)	USD	(455,175)	01/2015	13,047	—
RUSSELL 2000 EMINI ICE	(47)	USD	(5,154,020)	12/2014	65,912	—
SILVER	(2)	USD	(170,570)	12/2014	20,282	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
SOYBEAN	(87)	USD	(3,972,638)	11/2014	578,806	—
SUGAR #11	(825)	USD	(15,199,800)	03/2015	291,856	—
WHEAT	(78)	USD	(1,863,225)	12/2014	264,156	—
WTI CRUDE	(19)	USD	(1,732,040)	11/2014	810	—
Total					5,210,555	(69,254)

Total Return Swap Contracts on Futures at September 30, 2014

At September 30, 2014, securities and cash totaling $6,040,341 were pledged as collateral to cover open total return swap contracts on futures.

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	EURO-BOBL	12/2014	EUR	68,182,294	243,856	—
Barclays	EURO-SCHATZ	12/2014	EUR	141,747,171	65,956	—
Barclays	GASOLINE RBOB	11/2014	USD	(5,834,896)	34,986	—
Barclays	JPN 10YR BOND (OSE)	12/2014	JPY	3,989,241	3,405	—
Barclays	SILVER	12/2014	USD	(8,613,785)	48,340	—
Barclays	US 2YR NOTE	12/2014	USD	52,960,190	—	(9,075)
Barclays	WTI CRUDE	11/2014	USD	(8,569,040)	11,250	—
Citibank	COCOA	12/2014	USD	2,244,000	95,296	—
Citibank	COCOA	12/2014	GBP	3,933,721	285,441	—
Citibank	COPPER	12/2014	USD	(3,759,375)	53,543	—
Citibank	CORN	12/2014	USD	(7,425,363)	1,095,654	—
Citibank	COTTON NO.2	12/2014	USD	(1,933,155)	176,435	—
Citibank	GASOLINE RBOB	11/2014	USD	(5,834,896)	77,784	—
Citibank	GOLD 100 OZ	12/2014	USD	(27,382,160)	864,345	—
Citibank	KC HRW WHEAT	12/2014	USD	(892,800)	118,214	—
Citibank	LME PRI ALUM	12/2014	USD	342,694	—	(25,831)
Citibank	NY Harb ULSD	11/2014	USD	(890,568)	17,157	—
Citibank	PLATINUM	01/2015	USD	(7,087,725)	172,026	—
Citibank	SILVER	12/2014	USD	(8,613,785)	973,030	—
Citibank	SOYBEAN	11/2014	USD	(7,671,300)	902,720	—
Citibank	SOYBEAN MEAL	12/2014	USD	777,140	—	(242,086)
Citibank	SOYBEAN OIL	12/2014	USD	(6,253,884)	1,233,050	—
Citibank	SUGAR #11	03/2015	USD	(257,936)	12,152	—
Citibank	WHEAT	12/2014	USD	(10,056,638)	1,794,417	—
Citibank	WTI CRUDE	11/2014	USD	(8,569,040)	50,425	—
JPMorgan	HANG SENG IDX	10/2014	HKD	9,404,432	—	(396,938)
JPMorgan	SWISS MKT IX	12/2014	CHF	23,325,903	130,199	—
Total					8,459,681	(673,930)

Notes to Consolidated Portfolio of Investments

(a)                                     The rate shown is the seven-day current annualized yield at September 30, 2014.

(b)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	214,616,790	840,121,795	(892,255,624)	162,482,961	189,813	162,482,961

(c)                                     At September 30, 2014, the cost of securities for federal income tax purposes was approximately $377,065,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$11,000

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD                         Australian Dollar

BRL                           Brazilian Real

CAD                         Canadian Dollar

CHF                         Swiss Franc

CLP                           Chilean Peso

COP                        Colombian Peso

CZK                          Czech Koruna

EUR                         Euro

GBP                         British Pound

HKD                         Hong Kong Dollar

HUF                         Hungarian Forint

IDR                             Indonesian Rupiah

ILS                                Israeli Shekel

INR                             Indian Rupee

JPY                            Japanese Yen

KRW                      Korean Won

MXN                        Mexican Peso

MYR                        Malaysia Ringgits

NOK                        Norwegian Krone

NZD                         New Zealand Dollar

PHP                          Philippine Peso

PLN                           Polish Zloty

RUB                         Russian Rouble

SEK                           Swedish Krona

SGD                        Singapore Dollar

TRY                          Turkish Lira

TWD                      Taiwan Dollar

USD                         US Dollar

ZAR                          South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Treasury Bills	110,228,841	—	—	110,228,841
Total Short-Term Securities	110,228,841	—	—	110,228,841
Mutual Funds
Money Market Funds	266,847,807	—	—	266,847,807
Total Mutual Funds	266,847,807	—	—	266,847,807
Investments in Securities	377,076,648	—	—	377,076,648
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	25,205,538	—	25,205,538
Futures Contracts	7,676,517	—	—	7,676,517
Total Return Swap Contracts on Futures	—	8,459,681	—	8,459,681
Liabilities
Forward Foreign Currency Exchange Contracts	—	(20,419,488)	—	(20,419,488)
Futures Contracts	(1,824,514)	—	—	(1,824,514)
Total Return Swap Contracts on Futures	—	(673,930)	—	(673,930)
Total	382,928,651	12,571,801	—	395,500,452

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Variable Portfolio – Goldman Sachs Commodity Strategy Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 29.6%
Federal Home Loan Banks Discount Notes
12/19/14	0.020%	$8,999,368	$8,999,703
Federal Home Loan Mortgage Corp. Discount Notes
12/10/14	0.010%	9,999,417	9,999,710
Total U.S. Government & Agency Obligations (Cost: $18,998,785)			$18,999,413

Treasury Bills 27.2%
U.S. Treasury Bills
03/05/15	0.030%	17,496,233	17,497,743
Total Treasury Bills (Cost: $17,496,233)			$17,497,743

U.S. Treasury Obligations 11.7%
U.S. Treasury
11/15/14	0.375%	7,500,000	7,503,093
Total U.S. Treasury Obligations (Cost: $7,503,051)			$7,503,093

	Shares	Value

Money Market Funds 23.4%
Columbia Short-Term Cash Fund, 0.093% (a)(b)	15,074,604	$15,074,604
Total Money Market Funds (Cost: $15,074,604)		$15,074,604
Total Investments
(Cost: $59,072,673) (c)		$59,074,853(d)
Other Assets & Liabilities, Net		5,219,482
Net Assets		$64,294,335

Investments in Derivatives
Total Return Swap Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $10,690,000 was pledged as collateral to cover open total return equity swap contracts.

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	Total Return on the Bloomberg Commodity Index 3 month forward	Fixed Rate of 0.13%	08/28/2015	USD	44,135,458	—	(2,787,945)
Macquarie Bank Limited	Total Return on the Bloomberg Commodity Index 3 month forward	Fixed Rate of 0.19%	09/02/2015	USD	25,930,249	—	(1,427,187)
Total						—	(4,215,132)

Notes to Consolidated Portfolio of Investments

(a)                                     The rate shown is the seven-day current annualized yield at September 30, 2014.

(b)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	86,246,105	456,746,788	(527,918,289)	15,074,604	47,644	15,074,604

(c)                                     At September 30, 2014, the cost of securities for federal income tax purposes was approximately $59,073,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,000

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD                         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	18,999,413	—	18,999,413
Treasury Bills	17,497,743	—	—	17,497,743
Total Short-Term Securities	17,497,743	18,999,413	—	36,497,156
Bonds
U.S. Treasury Obligations	7,503,093	—	—	7,503,093
Total Bonds	7,503,093	—	—	7,503,093
Mutual Funds
Money Market Funds	15,074,604	—	—	15,074,604
Total Mutual Funds	15,074,604	—	—	15,074,604
Investments in Securities	40,075,440	18,999,413	—	59,074,853
Derivatives
Liabilities
Swap Contracts	—	(4,215,132)	—	(4,215,132)
Total	40,075,440	14,784,281	—	54,859,721

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Multi-Manager Diversified Income Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 11.5%
U.S. Large Cap 11.5%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	732	$14,399
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	212	7,203
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	489	9,000
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	614	9,002
Total		39,604
Total Equity Funds (Cost: $39,524)		$39,604

Fixed-Income Funds 89.1%
Emerging Markets 15.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	5,644	53,789
Floating Rate 2.6%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	945	8,992
High Yield 39.1%
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 (a)	18,197	125,740
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	1,000	8,981
Total		134,721

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade 31.8%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	5,332	$53,965
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	1,408	14,387
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	1,037	10,791
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	2,966	30,581
Total		109,724
Total Fixed-Income Funds (Cost: $313,939)		$307,226

Exchange-Traded Funds 3.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	93	10,995
Total Exchange-Traded Funds (Cost: $10,990)		$10,995
Total Investments
(Cost: $364,453) (c)		$357,825(d)
Other Assets & Liabilities, Net		(13,029)
Net Assets		$344,796

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	—	55,914	(1,641)	(45)	54,228	28	164	53,965
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	—	17,269	(2,930)	8	14,347	—	—	14,399
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	—	71,392	(15,377)	(298)	55,717	38	711	53,789
Columbia Variable Portfolio – High Yield Bond Fund, Class 1	—	133,717	(3,559)	(222)	129,936	—	2,663	125,740
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	—	9,349	(245)	(1)	9,103	—	—	8,981
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	—	9,132	(2,009)	10	7,133	—	—	7,203
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	—	14,935	(440)	(17)	14,478	31	30	14,387
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	—	11,118	(333)	(5)	10,780	—	23	10,791

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	—	9,355	(265)	(15)	9,075	9	44	8,992
Variable Portfolio – NFJ Dividend Value Fund, Class 1	—	11,345	(2,292)	(6)	9,047	—	—	9,000
Variable Portfolio – Sit Dividend Growth Fund, Class 1	—	10,993	(1,992)	(4)	8,997	—	—	9,002
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	—	31,585	(961)	(2)	30,622	—	21	30,581
Total	—	386,104	(32,044)	(597)	353,463	106	3,656	346,830

(b)	Non-income producing.
(c)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $364,000, and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,000
Unrealized Depreciation	(7,000)
Net Unrealized Depreciation	$(6,000)

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	39,604	—	—	39,604
Fixed-Income Funds	307,226	—	—	307,226
Total Mutual Funds	346,830	—	—	346,830
Equity Securities
Exchange-Traded Funds	10,995	—	—	10,995
Total Equity Securities	10,995	—	—	10,995
Total	357,825	—	—	357,825

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 2.1%
U.S. Large Cap 2.1%
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	678	$13,333
Total Equity Funds (Cost: $13,312)		$13,333

Fixed-Income Funds 95.7%

Emerging Markets 10.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	6,912	65,873
Floating Rate 2.5%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	1,722	16,393
High Yield 26.9%
Columbia Variable Portfolio – High Yield Bond Fund, Class 1 (a)	25,185	174,025
Investment Grade 56.1%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	3,886	39,331
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	17,324	177,051
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	1,807	19,639
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	8,895	91,713
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	3,525	35,775
Total		363,509
Total Fixed-Income Funds (Cost: $628,470)		$619,800

	Shares	Value

Alternative Investment Funds 4.3%

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	503	$4,687
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	2,307	23,022
Total Alternative Investment Funds (Cost: $27,297)		$27,709
Total Investments
(Cost: $669,079) (c)		$660,842(d)
Other Assets & Liabilities, Net		(13,524)
Net Assets		$647,318

Notes to Portfolio of Investments

(a)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	—	39,891	(450)	(12)	39,429	11	65	39,331
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	—	17,515	(4,216)	13	13,312	—	—	13,333
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	—	82,639	(14,314)	(256)	68,069	27	862	65,873
Columbia Variable Portfolio – High Yield Bond Fund, Class 1	—	181,987	(2,287)	(149)	179,551	—	3,295	174,025
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	—	179,909	(2,010)	(76)	177,823	209	201	177,051
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	—	8,821	(4,123)	(19)	4,679	—	—	4,687

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1	—	19,627	—	—	19,627	—	—	19,639
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	—	22,925	(292)	(15)	22,618	39	10	23,022
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	—	16,702	(177)	(10)	16,515	9	44	16,393
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	—	92,372	(677)	(2)	91,693	—	23	91,713
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	—	58,611	(22,818)	(30)	35,763	—	18	35,775
Total	—	720,999	(51,364)	(556)	669,079	295	4,518	660,842

(b)                                     Non-income producing.

(c)                                     At September 30, 2014, the cost of securities for federal income tax purposes was approximately $669,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,000
Unrealized Depreciation	(9,000)
Net Unrealized Depreciation	$(8,000)

(d)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	13,333	—	—	13,333
Fixed-Income Funds	619,800	—	—	619,800
Alternative Investment Funds	27,709	—	—	27,709
Total Mutual Funds	660,842	—	—	660,842
Total	660,842	—	—	660,842

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Pyrford International Equity Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.7%
AUSTRALIA 9.4%
Brambles Ltd.	2,571,351	$21,390,393
Computershare Ltd.	1,803,231	19,174,854
Newcrest Mining Ltd. (a)	940,089	8,639,416
QBE Insurance Group Ltd.	1,107,316	11,276,685
Rio Tinto Ltd.	158,976	8,278,846
Telstra Corp., Ltd.	1,140,806	5,293,089
Woodside Petroleum Ltd.	480,501	17,061,467
Woolworths Ltd.	511,208	15,307,652
Total		106,422,402
BELGIUM 2.6%
Belgacom SA	352,209	12,262,579
Colruyt SA	390,981	17,227,216
Total		29,489,795
CHINA 3.3%
China Mobile Ltd.	1,566,000	18,326,114
CNOOC Ltd.	11,392,000	19,646,296
Total		37,972,410
FINLAND 1.0%
KONE OYJ, Class B	283,759	11,360,393
FRANCE 7.5%
Air Liquide SA	163,692	19,957,475
Legrand SA	218,085	11,332,466
Rubis SCA	142,745	8,222,816
Sanofi	195,413	22,095,483
Total SA	356,630	23,093,263
Total		84,701,503
GERMANY 6.5%
Adidas AG	150,495	11,229,254
Brenntag AG	290,033	14,195,441
Deutsche Post AG	353,914	11,281,032
GEA Group AG	260,123	11,300,687
SAP SE	234,172	16,900,113
Symrise AG	157,950	8,390,223
Total		73,296,750
HONG KONG 4.2%
ASM Pacific Technology Ltd.	1,487,000	14,717,084
Hongkong Electric Holdings Ltd.	1,952,500	17,257,602
VTech Holdings Ltd.	1,282,400	15,821,802
Total		47,796,488

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 1.0%
CRH PLC	495,538	$11,253,819
ISRAEL 1.4%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	3,647,564	6,299,883
Teva Pharmaceutical Industries Ltd.	183,760	9,914,094
Total		16,213,977
JAPAN 8.6%
KDDI Corp.	304,800	18,335,620
Makita Corp.	218,300	12,332,152
Mitsubishi Electric Corp.	1,347,000	17,957,111
Nihon Kohden Corp.	275,400	14,450,808
Sumitomo Rubber Industries Ltd.	1,371,600	19,511,113
Toyota Tsusho Corp.	592,600	14,435,146
Total		97,021,950
MALAYSIA 4.8%
Axiata Group Bhd	10,375,000	22,151,319
Lafarge Malaysia Bhd	1,771,500	5,562,094
Magnum Bhd	5,733,100	5,242,890
Malayan Banking Bhd	7,157,633	21,729,433
Total		54,685,736
NETHERLANDS 4.4%
Koninklijke Vopak NV	389,293	20,976,837
Reed Elsevier NV	622,312	14,117,992
Unilever NV-CVA	359,719	14,275,507
Total		49,370,336
NORWAY 0.9%
Telenor ASA	466,673	10,241,783
SINGAPORE 4.5%
ComfortDelGro Corp., Ltd.	6,605,000	12,407,045
SembCorp Industries Ltd.	2,286,000	9,276,033
Singapore Technologies Engineering Ltd.	2,711,000	7,747,395
United Overseas Bank Ltd.	734,000	12,867,548
Venture Corp., Ltd.	1,472,000	8,776,007
Total		51,074,028
SWEDEN 3.3%
ASSA ABLOY AB, Class B	151,749	7,798,014
Atlas Copco AB, Class A	506,913	14,464,110

Issuer	Shares	Value

Common Stocks (continued)

SWEDEN (CONTINUED)
Svenska Cellulosa AB, Class B	640,878	$15,227,973
Total		37,490,097
SWITZERLAND 12.8%
Givaudan SA	4,329	6,900,422
Nestlé SA, Registered Shares	483,701	35,547,684
Novartis AG, Registered Shares	334,405	31,490,378
Panalpina Welttransport Holding AG	67,196	8,436,876
Roche Holding AG, Genusschein Shares	112,965	33,358,915
Schindler Holding AG	52,266	7,079,692
Syngenta AG, Registered Shares	22,137	7,009,587
Zurich Insurance Group AG	49,972	14,871,815
Total		144,695,369
TAIWAN 2.8%
Advantech Co., Ltd.	1,344,607	9,488,974
Chunghwa Telecom Co., Ltd.	3,832,000	11,537,261
MediaTek, Inc.	692,000	10,248,317
Total		31,274,552
UNITED KINGDOM 15.7%
BP PLC	2,142,435	15,672,636
British American Tobacco PLC	279,835	15,768,872
British Sky Broadcasting Group PLC	971,048	13,850,203
GlaxoSmithKline PLC	753,192	17,206,029
Legal & General Group PLC	4,596,598	17,008,902
National Grid PLC	1,203,943	17,306,569
Royal Dutch Shell PLC, Class A	514,192	19,628,098
Royal Dutch Shell PLC, Class B	436,396	17,252,470
Scottish & Southern Energy PLC	599,362	15,008,243
United Utilities Group PLC	1,083,102	14,148,354
Vodafone Group PLC	4,609,890	15,190,630
Total		178,041,006
Total Common Stocks (Cost: $1,031,013,525)		$1,072,402,394

Issuer	Shares	Value

Preferred Stocks 1.0%
GERMANY 1.0%
Fuchs Petrolub SE	301,650	$11,403,273
Total Preferred Stocks (Cost: $12,370,607)		$11,403,273

Money Market Funds 5.1%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	58,286,360	$58,286,360
Total Money Market Funds (Cost: $58,286,360)		$58,286,360
Total Investments
(Cost: $1,101,670,492) (d)		$1,142,092,027(e)
Other Assets & Liabilities, Net		(9,297,841)
Net Assets		$1,132,794,186

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
State Street Bank & Trust Company	03/18/2015	124,317,000	AUD	111,994,699	USD	4,453,564	—

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at September 30, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	41,899,514	259,720,451	(243,333,605)	58,286,360	33,344	58,286,360

(d)                                     At September 30, 2014, the cost of securities for federal income tax purposes was approximately $1,101,670,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$76,016,000
Unrealized Depreciation	(35,594,000)
Net Unrealized Appreciation	$40,422,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD                         Australian Dollar

USD                         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	63,951,451	—	63,951,451
Consumer Staples	—	113,354,903	—	113,354,903
Energy	—	133,331,069	—	133,331,069
Financials	—	77,754,382	—	77,754,382
Health Care	—	128,515,707	—	128,515,707
Industrials	—	192,793,986	—	192,793,986
Information Technology	—	95,127,151	—	95,127,151
Materials	—	75,991,883	—	75,991,883
Telecommunication Services	—	119,638,278	—	119,638,278
Utilities	—	71,943,584	—	71,943,584
Preferred Stocks
Materials	—	11,403,273	—	11,403,273
Total Equity Securities	—	1,083,805,667	—	1,083,805,667
Mutual Funds
Money Market Funds	58,286,360	—	—	58,286,360
Total Mutual Funds	58,286,360	—	—	58,286,360
Investments in Securities	58,286,360	1,083,805,667	—	1,142,092,027
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	4,453,564	—	4,453,564
Total	58,286,360	1,088,259,231	—	1,146,545,591

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2014